UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22838

The KP Funds

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-342-5734

Date of fiscal year end: December 31, 2016

Date of reporting period: March 31, 2016

Item 1.	Schedules of Investments

KP Retirement Path 2015 Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 60.1%
KP Fixed Income Fund	17,074,800	$171,943
KP International Equity Fund	3,228,670	28,412
KP Large Cap Equity Fund	7,610,474	79,834
KP Small Cap Equity Fund	1,451,452	13,673

Total Affiliated Registered Investment Companies (Cost $291,383) (000)		293,862

Unaffiliated Registered Investment Companies — 39.9%
DFA Commodity Strategy Portfolio	750,028	4,065
DFA International Real Estate Securities Portfolio	951,078	5,126
Lazard Global Listed Infrastructure Portfolio	373,166	5,239
T Rowe Price Institutional Floating Rate Fund	510,083	5,009
T Rowe Price New Era Fund	154,858	4,581
Vanguard Inflation-Protected Securities Fund	1,440,956	15,476
Vanguard REIT Index Fund	595,529	10,946
Vanguard Short-Term Bond Index Fund	7,559,932	79,833
Vanguard Short-Term Inflation- Protected Securities Index Fund	2,630,342	64,759

Total Unaffiliated Registered Investment Companies (Cost $194,684) (000)		195,034

Total Investments — 100.0% (Cost $486,067) (000)†		$488,896

Percentages are based on Net Assets of $488,905 (000).

REIT — Real Estate Investment Trust

†	At March 31, 2016, the tax cost basis of the Fund’s investments was $486,067 (000), and the unrealized appreciation and depreciation were $10,119 (000) and $(7,290) (000), respectively.

As of March 31, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended March 31, 2016, there were no Level 3 investments.

For the period ended March 31, 2016, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2015 Fund

Schedule of Investments

March 31, 2016 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2016 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 3/31/2016
KP Fixed Income Fund	$169,178	$8,160	$(10,189)	$4,823	$(29)	$171,943
KP International Equity Fund	28,750	758	(946)	(19)	(131)	28,412
KP Large Cap Equity Fund	80,962	2,164	(2,702)	(647)	57	79,834
KP Small Cap Equity Fund	13,967	377	(469)	(148)	(54)	13,673

KP Retirement Path 2020 Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 67.9%
KP Fixed Income Fund	23,314,607	$234,779
KP International Equity Fund	8,880,988	78,153
KP Large Cap Equity Fund	13,592,114	142,581
KP Small Cap Equity Fund	4,344,282	40,923

Total Affiliated Registered Investment Companies (Cost $494,482) (000)		496,436

Unaffiliated Registered Investment Companies — 32.1%
DFA Commodity Strategy Portfolio	1,228,777	6,660
DFA International Real Estate Securities Portfolio	1,494,088	8,053
Lazard Global Listed Infrastructure Portfolio	572,949	8,044
T Rowe Price Institutional Floating Rate Fund	764,290	7,505
T Rowe Price New Era Fund	251,074	7,427
Vanguard Inflation-Protected Securities Fund	2,063,977	22,167
Vanguard REIT Index Fund	869,832	15,988
Vanguard Short-Term Bond Index Fund	8,249,610	87,116
Vanguard Short-Term Inflation- Protected Securities Index Fund	2,921,466	71,926

Total Unaffiliated Registered Investment Companies (Cost $234,708) (000)		234,886

Total Investments — 100.0% (Cost $729,190) (000)†		$731,322

Percentages are based on Net Assets of $731,341 (000).

REIT — Real Estate Investment Trust

†	At March 31, 2016, the tax cost basis of the Fund’s investments was $729,190 (000), and the unrealized appreciation and depreciation were $16,530 (000) and $(14,398) (000), respectively.

As of March 31, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended March 31, 2016, there were no Level 3 investments.

For the period ended March 31, 2016, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2020 Fund

Schedule of Investments

March 31, 2016 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2016 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 3/31/2016
KP Fixed Income Fund	$221,728	$14,431	$(7,831)	$6,461	$(10)	$234,779
KP International Equity Fund	77,118	2,895	(1,572)	(99)	(189)	78,153
KP Large Cap Equity Fund	140,979	5,348	(2,903)	(909)	66	142,581
KP Small Cap Equity Fund	40,717	1,576	(855)	(420)	(95)	40,923

KP Retirement Path 2025 Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 75.9%
KP Fixed Income Fund	19,383,408	$195,191
KP International Equity Fund	14,845,701	130,642
KP Large Cap Equity Fund	16,899,344	177,274
KP Small Cap Equity Fund	6,845,097	64,481

Total Affiliated Registered Investment Companies (Cost $569,794) (000)		567,588

Unaffiliated Registered Investment Companies — 24.1%
DFA Commodity Strategy Portfolio	1,385,646	7,510
DFA International Real Estate Securities Portfolio	1,525,576	8,223
Lazard Global Listed Infrastructure Portfolio	588,487	8,262
T Rowe Price Institutional Floating Rate Fund	783,813	7,697
T Rowe Price New Era Fund	257,627	7,621
Vanguard Inflation-Protected Securities Fund	2,069,823	22,230
Vanguard REIT Index Fund	879,846	16,172
Vanguard Short-Term Bond Index Fund	5,553,337	58,643
Vanguard Short-Term Inflation- Protected Securities Index Fund	1,779,476	43,810

Total Unaffiliated Registered Investment Companies (Cost $180,667) (000)		180,168

Total Investments — 100.0% (Cost $750,461) (000)†		$747,756

Percentages are based on Net Assets of $747,782 (000).

REIT — Real Estate Investment Trust

†	At March 31, 2016, the tax cost basis of the Fund’s investments was $750,461 (000), and the unrealized appreciation and depreciation were $17,496 (000) and $(20,201) (000), respectively.

As of March 31, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended March 31, 2016, there were no Level 3 investments.

For the period ended March 31, 2016, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2025 Fund

Schedule of Investments

March 31, 2016 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2016 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 3/31/2016
KP Fixed Income Fund	$181,849	$12,203	$(4,175)	$5,324	$(10)	$195,191
KP International Equity Fund	127,484	5,425	(1,856)	(197)	(214)	130,642
KP Large Cap Equity Fund	173,397	7,315	(2,503)	(984)	49	177,274
KP Small Cap Equity Fund	63,440	2,720	(930)	(644)	(105)	64,481

KP Retirement Path 2030 Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 84.8%
KP Fixed Income Fund	13,160,910	$132,530
KP International Equity Fund	19,526,955	171,837
KP Large Cap Equity Fund	17,638,101	185,024
KP Small Cap Equity Fund	8,210,247	77,341

Total Affiliated Registered Investment Companies (Cost $573,209) (000)		566,732

Unaffiliated Registered Investment Companies — 15.2%
DFA Commodity Strategy Portfolio	1,198,832	6,498
DFA International Real Estate Securities Portfolio	1,403,583	7,565
Lazard Global Listed Infrastructure Portfolio	542,909	7,622
T Rowe Price Institutional Floating Rate Fund	709,717	6,969
T Rowe Price New Era Fund	226,132	6,689
Vanguard Inflation-Protected Securities Fund	1,850,031	19,870
Vanguard REIT Index Fund	762,072	14,007
Vanguard Short-Term Bond Index Fund	1,834,160	19,369
Vanguard Short-Term Inflation- Protected Securities Index Fund	526,086	12,952

Total Unaffiliated Registered Investment Companies (Cost $102,823) (000)		101,541

Total Investments — 100.0% (Cost $676,032) (000)†		$668,273

Percentages are based on Net Assets of $668,300 (000).

REIT — Real Estate Investment Trust

†	At March 31, 2016, the tax cost basis of the Fund’s investments was $676,032 (000), and the unrealized appreciation and depreciation were $16,393 (000) and $(24,152) (000), respectively.

As of March 31, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended March 31, 2016, there were no Level 3 investments.

For the period ended March 31, 2016, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2030 Fund

Schedule of Investments

March 31, 2016 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2016 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 3/31/2016
KP Fixed Income Fund	$123,062	$7,312	$(1,448)	$3,610	$(6)	$132,530
KP International Equity Fund	166,221	7,564	(1,497)	(315)	(136)	171,837
KP Large Cap Equity Fund	179,313	8,214	(1,626)	(903)	26	185,024
KP Small Cap Equity Fund	75,370	3,501	(692)	(759)	(79)	77,341

KP Retirement Path 2035 Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 90.7%
KP Fixed Income Fund	11,222,033	$113,006
KP International Equity Fund	24,343,182	214,220
KP Large Cap Equity Fund	21,757,041	228,230
KP Small Cap Equity Fund	10,306,649	97,089

Total Affiliated Registered Investment Companies (Cost $661,820) (000)		652,545

Unaffiliated Registered Investment Companies — 9.3%
DFA Commodity Strategy Portfolio	1,086,173	5,887
DFA International Real Estate Securities Portfolio	1,203,030	6,484
Lazard Global Listed Infrastructure Portfolio	466,959	6,556
T Rowe Price Institutional Floating Rate Fund	608,855	5,979
T Rowe Price New Era Fund	204,830	6,059
Vanguard Inflation-Protected Securities Fund	1,600,186	17,186
Vanguard REIT Index Fund	656,959	12,076
Vanguard Short-Term Bond Index Fund	640,182	6,760

Total Unaffiliated Registered Investment Companies (Cost $68,258) (000)		66,987

Total Investments — 100.0% (Cost $730,078) (000)†		$719,532

Percentages are based on Net Assets of $719,555 (000).

REIT — Real Estate Investment Trust

†	At March 31, 2016, the tax cost basis of the Fund’s investments was $730,078 (000), and the unrealized appreciation and depreciation were $17,917 (000) and $(28,463) (000), respectively.

As of March 31, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended March 31, 2016, there were no Level 3 investments.

For the period ended March 31, 2016, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2035 Fund

Schedule of Investments

March 31, 2016 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2016 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 3/31/2016
KP Fixed Income Fund	$105,958	$5,771	$(1,811)	$3,093	$(5)	$113,006
KP International Equity Fund	207,592	10,486	(3,287)	(195)	(376)	214,220
KP Large Cap Equity Fund	221,641	11,189	(3,509)	(1,172)	81	228,230
KP Small Cap Equity Fund	94,783	4,891	(1,533)	(888)	(164)	97,089

KP Retirement Path 2040 Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 93.7%
KP Fixed Income Fund	7,283,849	$73,348
KP International Equity Fund	23,915,656	210,458
KP Large Cap Equity Fund	21,194,826	222,333
KP Small Cap Equity Fund	9,839,482	92,688

Total Affiliated Registered Investment Companies (Cost $609,425) (000)		598,827

Unaffiliated Registered Investment Companies — 6.3%
DFA Commodity Strategy Portfolio	731,884	3,967
DFA International Real Estate Securities Portfolio	765,182	4,124
Lazard Global Listed Infrastructure Portfolio	316,962	4,450
T Rowe Price Institutional Floating Rate Fund	406,097	3,988
T Rowe Price New Era Fund	134,153	3,968
Vanguard Inflation-Protected Securities Fund	1,064,619	11,434
Vanguard REIT Index Fund	453,769	8,341

Total Unaffiliated Registered Investment Companies (Cost $41,118) (000)		40,272

Total Investments — 100.0% (Cost $650,543) (000)†		$639,099

Percentages are based on Net Assets of $639,113 (000).

REIT — Real Estate Investment Trust

†	At March 31, 2016, the tax cost basis of the Fund’s investments was $650,543 (000), and the unrealized appreciation and depreciation were $16,273 (000) and $(27,717) (000), respectively.

As of March 31, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended March 31, 2016, there were no Level 3 investments.

For the period ended March 31, 2016, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

KP Retirement Path 2040 Fund

Schedule of Investments

March 31, 2016 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2016 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 3/31/2016
KP Fixed Income Fund	$68,440	$3,853	$(945)	$2,003	$(3)	$73,348
KP International Equity Fund	202,440	11,252	(2,758)	(175)	(301)	210,458
KP Large Cap Equity Fund	214,291	11,937	(2,926)	(1,036)	67	222,333
KP Small Cap Equity Fund	89,769	5,121	(1,255)	(813)	(134)	92,688

KP Retirement Path 2045 Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 94.7%
KP Fixed Income Fund	3,620,449	$36,458
KP International Equity Fund	17,327,137	152,479
KP Large Cap Equity Fund	15,276,048	160,246
KP Small Cap Equity Fund	6,716,020	63,265

Total Affiliated Registered Investment Companies (Cost $421,371) (000)		412,448

Unaffiliated Registered Investment Companies — 5.3%
DFA Commodity Strategy Portfolio	420,002	2,276
DFA International Real Estate Securities Portfolio	464,414	2,503
Lazard Global Listed Infrastructure Portfolio	175,904	2,470
T Rowe Price Institutional Floating
Rate Fund	238,889	2,346
T Rowe Price New Era Fund	77,447	2,291
Vanguard Inflation-Protected Securities Fund	598,595	6,429
Vanguard REIT Index Fund	247,995	4,558

Total Unaffiliated Registered Investment Companies (Cost $23,371) (000)		22,873

Total Investments — 100.0% (Cost $444,742) (000)†		$435,321

Percentages are based on Net Assets of $435,327 (000).

REIT — Real Estate Investment Trust

†	At March 31, 2016, the tax cost basis of the Fund’s investments was $444,742 (000), and the unrealized appreciation and depreciation were $10,158 (000) and $(19,579) (000), respectively.

As of March 31, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended March 31, 2016, there were no Level 3 investments.

For the period ended March 31, 2016, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2045 Fund

Schedule of Investments

March 31, 2016 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2016 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 3/31/2016
KP Fixed Income Fund	$33,738	$2,326	$(596)	$992	$(2)	$36,458
KP International Equity Fund	145,354	9,959	(2,555)	109	(388)	152,479
KP Large Cap Equity Fund	153,047	10,529	(2,701)	(696)	67	160,246
KP Small Cap Equity Fund	60,686	4,280	(1,098)	(482)	(121)	63,265

KP Retirement Path 2050 Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 94.7%
KP Fixed Income Fund	1,568,328	$15,793
KP International Equity Fund	7,553,430	66,470
KP Large Cap Equity Fund	6,675,159	70,023
KP Small Cap Equity Fund	2,930,688	27,607

Total Affiliated Registered Investment Companies (Cost $184,986) (000)		179,893

Unaffiliated Registered Investment Companies — 5.3%
DFA Commodity Strategy Portfolio	197,384	1,070
DFA International Real Estate Securities Portfolio	212,578	1,146
Lazard Global Listed Infrastructure Portfolio	79,380	1,114
T Rowe Price Institutional Floating Rate Fund	111,677	1,097
T Rowe Price New Era Fund	36,740	1,087
Vanguard Inflation-Protected Securities Fund	248,534	2,669
Vanguard REIT Index Fund	100,030	1,838

Total Unaffiliated Registered Investment Companies (Cost $10,219) (000)		10,021

Total Investments — 100.0% (Cost $195,205) (000)†		$189,914

Percentages are based on Net Assets of $189,917 (000).

REIT — Real Estate Investment Trust

†	At March 31, 2016, the tax cost basis of the Fund’s investments was $195,205 (000), and the unrealized appreciation and depreciation were $3,648 (000) and $(8,939) (000), respectively.

As of March 31, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended March 31, 2016, there were no Level 3 investments.

For the period ended March 31, 2016, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2050 Fund

Schedule of Investments

March 31, 2016 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2016 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 3/31/2016
KP Fixed Income Fund	$14,013	$1,608	$(248)	$421	$(1)	$15,793
KP International Equity Fund	60,493	7,027	(1,083)	156	(123)	66,470
KP Large Cap Equity Fund	63,855	7,428	(1,145)	(145)	30	70,023
KP Small Cap Equity Fund	25,226	3,012	(464)	(119)	(48)	27,607

KP Retirement Path 2055 Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 94.7%
KP Fixed Income Fund	268,316	$2,702
KP International Equity Fund	1,294,700	11,393
KP Large Cap Equity Fund	1,146,083	12,022
KP Small Cap Equity Fund	503,380	4,742

Total Affiliated Registered Investment Companies (Cost $32,015) (000)		30,859

Unaffiliated Registered Investment Companies — 5.3%
DFA Commodity Strategy Portfolio	36,901	200
DFA International Real Estate Securities Portfolio	39,327	212
Lazard Global Listed Infrastructure Portfolio	14,660	206
T Rowe Price Institutional Floating Rate Fund	20,581	202
T Rowe Price New Era Fund	6,944	205
Vanguard Inflation-Protected Securities Fund	37,930	407
Vanguard REIT Index Fund	15,506	286

Total Unaffiliated Registered Investment Companies (Cost $1,718) (000)		1,718

Total Investments — 100.0% (Cost $33,733) (000)†		$32,577

Percentages are based on Net Assets of $32,578 (000).

REIT — Real Estate Investment Trust

†	At March 31, 2016, the tax cost basis of the Fund’s investments was $33,733 (000), and the unrealized appreciation and depreciation were $406 (000) and $(1,562) (000), respectively.

As of March 31, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended March 31, 2016, there were no Level 3 investments.

For the period ended March 31, 2016, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2055 Fund

Schedule of Investments

March 31, 2016 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2016 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 3/31/2016
KP Fixed Income Fund	$2,212	$551	$(131)	$71	$(1)	$2,702
KP International Equity Fund	9,504	2,413	(575)	153	(102)	11,393
KP Large Cap Equity Fund	10,050	2,551	(609)	26	4	12,022
KP Small Cap Equity Fund	3,953	1,034	(247)	26	(24)	4,742

KP Retirement Path 2060 Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 94.7%
KP Fixed Income Fund	54,296	$547
KP International Equity Fund	262,203	2,307
KP Large Cap Equity Fund	232,180	2,435
KP Small Cap Equity Fund	101,999	961

Total Affiliated Registered Investment Companies (Cost $6,397) (000)		6,250

Unaffiliated Registered Investment Companies — 5.3%
DFA Commodity Strategy Portfolio	7,305	40
DFA International Real Estate Securities Portfolio	7,850	42
Lazard Global Listed Infrastructure Portfolio	2,937	41
T Rowe Price Institutional Floating Rate Fund	4,124	40
T Rowe Price New Era Fund	1,369	41
Vanguard Inflation-Protected Securities Fund	7,904	85
Vanguard REIT Index Fund	3,181	59

Total Unaffiliated Registered Investment Companies (Cost $337) (000)		348

Total Investments — 100.0% (Cost $6,734) (000)†		$6,598

Percentages are based on Net Assets of $6,598 (000).

REIT — Real Estate Investment Trust

†	At March 31, 2016, the tax cost basis of the Fund’s investments was $6,734 (000), and the unrealized appreciation and depreciation were $14 (000) and $(150) (000), respectively.

As of March 31, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended March 31, 2016, there were no Level 3 investments.

For the period ended March 31, 2016, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2060 Fund

Schedule of Investments

March 31, 2016 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2016 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 3/31/2016
KP Fixed Income Fund	$467	$124	$(58)	$16	$(2)	$547
KP International Equity Fund	2,017	541	(257)	64	(58)	2,307
KP Large Cap Equity Fund	2,133	572	(272)	38	(36)	2,435
KP Small Cap Equity Fund	841	232	(110)	23	(25)	961

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Common Stock — 97.4%
Consumer Discretionary – 14.5%
Aaron’s	9,803	$246
Advance Auto Parts	8,965	1,437
Amazon.com*	45,471	26,993
AutoNation*	1,013	47
AutoZone*	443	353
Bed Bath & Beyond*	11,575	575
Best Buy	34,626	1,123
Big Lots	10,587	479
BorgWarner	3,197	123
Brinker International	2,620	120
Brunswick	1,554	75
Cable One	1,902	831
Cablevision Systems, Cl A*	3,473	115
CarMax*	27,489	1,405
Carnival	52,554	2,773
Carter’s	4,926	519
CBS, Cl B	5,876	324
Chipotle Mexican Grill, Cl A*	451	212
Choice Hotels International	1,554	84
Coach	3,689	148
Comcast, Cl A	174,538	10,661
Darden Restaurants	34,127	2,263
Delphi Automotive PLC	34,805	2,611
Dick’s Sporting Goods	1,793	84
Dillard’s, Cl A	1,093	93
Discovery Communications, Cl A*	5,786	159
Dollar General	33,014	2,826
Dollar Tree*	3,401	280
DR Horton	26,420	799
Expedia	6,616	713
Ferrari	31,060	1,295
Foot Locker	7,235	467
Ford Motor	88,033	1,188
Fossil Group*	700	31
GameStop, Cl A	11,225	356
Gannett	14,111	214
Gap	3,562	105
Garmin	1,649	66
General Motors	49,860	1,567
Genuine Parts	8,774	872
GNC Holdings, Cl A	21,690	689
Goodyear Tire & Rubber	46,819	1,544
Graham Holdings, Cl B	468	225
Groupon, Cl A*	77,396	309
H&R Block	3,576	94
Hanesbrands	84,500	2,395
Harley-Davidson	26,504	1,360
Harman International Industries	1,103	98

Description	Shares	Value (000)
Hasbro	10,364	$830
Hilton Worldwide Holdings	213,578	4,810
Home Depot	56,413	7,527
International Game Technology	7,991	146
Interpublic Group of Companies	59,555	1,367
John Wiley & Sons, Cl A	8,939	437
Johnson Controls	60,447	2,356
Kohl’s	4,191	195
L Brands	7,967	700
Las Vegas Sands	1,802	93
Lear	6,806	757
Leggett & Platt	2,146	104
Lennar, Cl A	2,795	135
Liberty Interactive QVC Group, Cl A*	4,127	104
Liberty Media*	5,727	221
Lowe’s	110,425	8,365
Macy’s	27,622	1,218
Marriott International, Cl A	2,592	184
Mattel	5,090	171
McDonald’s	23,522	2,956
MGM Resorts International*	183,935	3,944
Michael Kors Holdings*	6,832	389
Mohawk Industries*	901	172
MSG Networks*	16,493	285
Murphy USA*	9,386	577
Netflix*	31,508	3,221
Newell Rubbermaid	22,273	986
News, Cl A	29,472	377
NIKE, Cl B	96,176	5,912
Nordstrom	2,049	117
Omnicom Group	51,023	4,247
O’Reilly Automotive*	1,369	375
priceline.com*	10,723	13,821
PulteGroup	4,802	90
PVH	1,242	123
Ralph Lauren, Cl A	804	77
Ross Stores	6,795	393
Royal Caribbean Cruises	18,200	1,495
Sally Beauty Holdings*	3,602	117
Scripps Networks Interactive, Cl A	1,191	78
Signet Jewelers	1,100	136
Sirius XM Holdings*	159,266	629
Skechers U.S.A., Cl A*	12,905	393
Staples	21,652	239
Starbucks	74,551	4,451
Starwood Hotels & Resorts Worldwide	4,350	363
Target	58,626	4,824
TEGNA	30,948	726
Tesla Motors*	12,550	2,884

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Thomson Reuters	42,532	$1,722
Tiffany	1,692	124
Time	2,659	41
Time Warner	48,636	3,529
Time Warner Cable	7,309	1,496
TJX	36,677	2,874
TopBuild*	45,613	1,357
Tractor Supply	33,643	3,043
TripAdvisor*	1,793	119
Twenty-First Century Fox, Cl A	21,435	599
Under Armour, Cl A*	2,500	212
Urban Outfitters*	9,611	318
VF	4,714	305
Viacom, Cl B	52,374	2,162
Visteon*	8,659	689
Walt Disney	65,843	6,539
Whirlpool	3,988	719
Wyndham Worldwide	1,665	127
Wynn Resorts	1,291	121
Yum! Brands	42,905	3,512

		185,071

Consumer Staples – 8.5%
Altria Group	76,107	4,769
Archer-Daniels-Midland	117,531	4,268
Brown-Forman, Cl B	1,382	136
Bunge	13,588	770
Campbell Soup	2,413	154
Church & Dwight	1,900	175
Clorox	1,825	230
Coca-Cola	128,153	5,945
Coca-Cola Enterprises	18,002	913
Colgate-Palmolive	12,831	907
ConAgra Foods	19,998	892
Constellation Brands, Cl A	7,716	1,166
Costco Wholesale	14,848	2,340
CVS Health	88,916	9,223
Danone	28,785	2,048
Diageo PLC	104,914	2,835
Dr Pepper Snapple Group	17,214	1,539
Energizer Holdings	6,072	246
Estee Lauder, Cl A	14,559	1,373
Flowers Foods	6,968	129
General Mills	86,789	5,498
Hershey	2,161	199
Hormel Foods	4,070	176
Ingredion	5,695	608
JM Smucker	13,189	1,713
Kellogg	3,503	268
Kimberly-Clark	13,210	1,777
Kraft Heinz	15,267	1,199
Kroger	49,773	1,904
McCormick	1,730	172
Mead Johnson Nutrition, Cl A	2,552	217

Description	Shares	Value (000)
Molson Coors Brewing, Cl B	7,030	$676
Mondelez International, Cl A	46,366	1,860
Monster Beverage*	2,230	297
Nestle	53,966	4,033
Nu Skin Enterprises, Cl A	15,725	602
PepsiCo	64,276	6,587
Philip Morris International	148,760	14,595
Pilgrim’s Pride*	34,828	885
Procter & Gamble	152,220	12,529
Reynolds American	21,163	1,065
Rite Aid*	11,397	93
Sysco	9,251	432
Tyson Foods, Cl A	41,482	2,765
Walgreens Boots Alliance	17,726	1,493
Wal-Mart Stores	110,460	7,565
Whole Foods Market	4,349	135

		109,401

Energy – 4.6%
Anadarko Petroleum	7,077	330
Apache	20,171	985
Baker Hughes	14,789	648
Cabot Oil & Gas	6,134	139
California Resources*	469,862	484
Cameron International*	2,618	176
Chesapeake Energy*	7,081	29
Chevron	80,674	7,696
Cimarex Energy	1,400	136
Columbia Pipeline Group	13,630	342
Concho Resources*	1,800	182
ConocoPhillips	17,846	719
CVR Energy	8,637	225
Devon Energy	24,746	679
Diamond Offshore Drilling*	921	20
Dril-Quip*	3,063	186
Ensco, Cl A	62,947	653
EOG Resources	52,107	3,782
EP Energy, Cl A*	80,449	364
EQT	2,163	146
Exxon Mobil	167,472	13,999
FMC Technologies*	13,181	361
Frank’s International	20,474	337
Halliburton	31,030	1,108
Helmerich & Payne	1,387	81
Hess	3,596	189
HollyFrontier	30,715	1,085
Kinder Morgan	65,024	1,161
Marathon Oil	13,214	147
Marathon Petroleum	55,592	2,067
Memorial Resource Development*	7,168	73
Murphy Oil	2,246	57
Nabors Industries	34,791	320
National Oilwell Varco	42,805	1,331

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Newfield Exploration*	3,137	$104
Noble Energy	6,426	202
Occidental Petroleum	53,310	3,648
Oil States International*	7,038	222
ONEOK	3,460	103
PBF Energy, Cl A	22,308	741
PDC Energy*	7,981	474
Phillips 66	8,433	730
Pioneer Natural Resources	3,995	562
QEP Resources*	16,589	234
Range Resources	2,185	71
Schlumberger	64,656	4,768
Southwestern Energy*	5,311	43
Spectra Energy	9,268	284
Superior Energy Services*	57,126	765
Teekay	65,943	571
Tesoro	14,569	1,253
Transocean*	4,691	43
Valero Energy	51,394	3,296
Williams	19,351	311
World Fuel Services	1,853	90

		58,752

Financials – 15.6%
Affiliated Managers Group*	800	130
Aflac	14,143	893
Alleghany*	962	477
Allied World Assurance Holdings	9,484	331
Allstate	29,520	1,989
American Express	62,748	3,853
American Financial Group	12,647	890
American International Group	42,883	2,318
American National Insurance	4,741	548
American Tower, Cl A‡	6,088	623
Ameriprise Financial	10,555	992
Aon PLC	41,534	4,338
Apartment Investment & Management, Cl A‡	23,956	1,002
Aspen Insurance Holdings	40,175	1,916
Assurant	927	71
Assured Guaranty	21,343	540
AvalonBay Communities‡	1,912	364
Axis Capital Holdings	16,026	889
Bank of America	361,726	4,891
Bank of Hawaii	5,239	358
Bank of New York Mellon	130,459	4,805
BB&T	48,843	1,625
Berkshire Hathaway, Cl B*	48,743	6,916
BlackRock, Cl A	8,621	2,936
BOK Financial	7,045	385
Boston Properties‡	7,635	970
Capital One Financial	32,675	2,265

Description	Shares	Value (000)
CBL & Associates Properties‡	39,345	$468
CBRE Group, Cl A*	42,469	1,224
Charles Schwab	16,723	469
Chubb	47,076	5,609
Cincinnati Financial	2,157	141
Citigroup	187,782	7,840
Citizens Financial Group	8,000	168
CME Group, Cl A	21,550	2,070
CNA Financial	5,964	192
Comerica	11,032	418
Corporate Office Properties Trust‡	10,318	271
Corrections Corp of America‡	4,693	150
Crown Castle International‡	14,122	1,222
Discover Financial Services	41,975	2,137
E*TRADE Financial*	4,101	100
East West Bancorp	6,967	226
Equinix‡	994	329
Equity Commonwealth‡ *	7,155	202
Equity LifeStyle Properties‡	18,342	1,334
Equity Residential‡	6,065	455
Essex Property Trust‡	932	218
Everest Re Group	4,786	945
Extra Space Storage‡	1,900	178
Federal Realty Investment Trust‡	1,000	156
Federated Investors, Cl B	12,454	359
Fifth Third Bancorp	26,236	438
Four Corners Property Trust‡	5,341	96
Franklin Resources	68,797	2,686
General Growth Properties‡	70,031	2,082
Goldman Sachs Group	38,042	5,972
Hanover Insurance Group	29,588	2,669
Hartford Financial Services Group	17,511	807
HCP‡	6,395	208
Host Hotels & Resorts‡	10,218	171
Huntington Bancshares	11,648	111
Intercontinental Exchange	20,961	4,929
Invesco	10,153	312
Iron Mountain‡	3,086	105
Jones Lang LaSalle	6,036	708
JPMorgan Chase	316,601	18,749
KeyCorp	46,595	514
Kimco Realty‡	27,541	793
Lamar Advertising, Cl A‡	2,263	139
Legg Mason	1,385	48
Leucadia National	5,447	88
Lincoln National	9,256	363
Loews	4,033	154
M&T Bank	2,224	247

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Macerich‡	1,945	$154
Marsh & McLennan	7,601	462
McGraw Hill Financial	11,770	1,165
MetLife	113,373	4,982
Mid-America Apartment Communities‡	17,088	1,747
Moody’s	2,330	225
Morgan Stanley	259,451	6,489
Morningstar	588	52
MSCI, Cl A	19,193	1,422
Nasdaq	59,103	3,923
Navient	5,308	64
Northern Trust	2,892	188
Old Republic International	37,676	689
People’s United Financial	4,254	68
PNC Financial Services Group	52,045	4,401
Popular	8,975	257
Post Properties‡	24,821	1,483
Principal Financial Group	25,535	1,007
Progressive	8,062	283
Prologis‡	7,269	321
Prudential Financial	40,262	2,908
Public Storage‡	6,317	1,742
Realty Income‡	3,400	212
Regions Financial	18,801	148
Reinsurance Group of America, Cl A	5,193	500
Simon Property Group‡	10,746	2,232
SL Green Realty‡	1,500	145
SLM*	153,939	979
State Street	74,903	4,383
SunTrust Banks	93,428	3,371
Synchrony Financial*	47,003	1,347
Synovus Financial	56,856	1,644
T Rowe Price Group	3,455	254
TD Ameritrade Holding	63,200	1,993
Torchmark	1,787	97
Travelers	69,388	8,098
UDR‡	3,900	150
Unum Group	10,483	324
US Bancorp	146,115	5,931
Validus Holdings	13,474	636
Ventas‡	4,613	290
Vornado Realty Trust‡	2,403	227
Wells Fargo	288,427	13,948
Welltower‡	4,903	340
Weyerhaeuser‡	10,882	337
Willis Towers Watson	2,050	243
WR Berkley	23,371	1,313
XL Group, Cl A	9,862	363
Zions Bancorporation	2,822	68

		200,190

Health Care – 15.5%
Abbott Laboratories	161,532	6,757

Description	Shares	Value (000)
AbbVie	33,239	$1,899
Aetna	43,312	4,866
Agilent Technologies	32,773	1,306
Agios Pharmaceuticals*	15,353	623
Alexion Pharmaceuticals*	49,142	6,842
Alkermes*	16,199	554
Allergan*	39,384	10,556
Allscripts Healthcare Solutions*	27,247	360
AmerisourceBergen, Cl A	16,025	1,387
Amgen	17,721	2,657
Anthem	46,824	6,508
Baxalta	35,364	1,429
Baxter International	41,808	1,717
Becton Dickinson & Company	2,955	449
Biogen*	9,413	2,450
BioMarin Pharmaceutical*	11,900	981
Bio-Rad Laboratories, Cl A*	748	102
Boston Scientific*	18,628	350
Bristol-Myers Squibb	142,468	9,101
Brookdale Senior Living*	7,068	112
Bruker	20,853	584
Cardinal Health	35,646	2,921
Celgene*	33,967	3,400
Centene*	2,400	148
Cerner*	4,115	218
Charles River Laboratories International*	17,595	1,336
Cigna	33,384	4,582
Community Health Systems*	32,941	610
CR Bard	12,248	2,482
DaVita HealthCare Partners*	2,248	165
DENTSPLY SIRONA	11,386	702
Edwards Lifesciences*	7,093	626
Eli Lilly	45,488	3,276
Endo International*	18,532	522
Express Scripts Holding*	55,552	3,816
Gilead Sciences	49,325	4,531
HCA Holdings*	10,241	799
Henry Schein*	1,100	190
Hologic*	51,938	1,792
Humana	17,854	3,266
Illumina*	4,500	729
IMS Health Holdings*	13,149	349
Incyte*	21,870	1,585
Intuitive Surgical*	10,560	6,347
Ionis Pharmaceuticals*	10,080	408
Johnson & Johnson	193,207	20,905
Laboratory Corp of America Holdings*	1,352	158
LifePoint Health*	11,224	777
Mallinckrodt*	11,373	697

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
McKesson	19,459	$3,060
Medivation*	12,852	591
Medtronic	96,713	7,253
Merck	143,834	7,610
Mettler-Toledo International*	1,592	549
Mylan*	7,315	339
Myriad Genetics*	34,822	1,303
Novartis	8,838	641
Patterson	1,145	53
PerkinElmer	1,596	79
Perrigo	2,032	260
Pfizer	402,003	11,915
Quest Diagnostics	7,838	560
Quintiles Transnational Holdings*	5,151	335
Regeneron Pharmaceuticals*	8,503	3,065
ResMed	20,904	1,209
Roche Holding	3,553	875
St. Jude Medical	61,464	3,381
Stryker	26,603	2,854
Teleflex	3,240	509
Tenet Healthcare*	1,373	40
Thermo Fisher Scientific	25,819	3,656
United Therapeutics*	4,142	462
UnitedHealth Group	91,798	11,833
Universal Health Services, Cl B	10,424	1,300
Varian Medical Systems*	1,429	114
Vertex Pharmaceuticals*	42,705	3,395
VWR*	17,441	472
Waters*	7,408	977
Zimmer Biomet Holdings	2,498	266
Zoetis, Cl A	15,349	680

		198,563

Industrials – 12.7%
3M	61,503	10,248
ADT	2,349	97
AECOM*	14,602	450
Alaska Air Group	56,887	4,666
Allegion	1,456	93
American Airlines Group	214,399	8,792
AMETEK	3,227	161
AO Smith	3,094	236
Babcock & Wilcox, Cl W	37,435	1,256
Babcock & Wilcox Enterprises*	13,868	297
Boeing	102,503	13,012
Canadian National Railway	20,564	1,284
Canadian Pacific Railway	13,200	1,752
Caterpillar	18,994	1,454
CH Robinson Worldwide	2,164	161
Cintas	7,871	707
Crane	3,183	171

Description	Shares	Value (000)
CSX	37,132	$956
Cummins	12,881	1,416
Danaher	143,629	13,625
Deere	12,483	961
Delta Air Lines	78,344	3,814
Dover	2,097	135
Dun & Bradstreet	467	48
Eaton PLC	46,772	2,926
Emerson Electric	9,318	507
Equifax	23,979	2,741
Expeditors International of Washington	2,758	135
Fastenal	3,976	195
FedEx	21,666	3,525
Flowserve	37,923	1,684
Fluor	1,985	107
General Dynamics	24,447	3,212
General Electric	250,844	7,974
HD Supply Holdings*	4,943	163
Honeywell International	58,787	6,587
Huntington Ingalls Industries	26,158	3,582
Illinois Tool Works	25,356	2,597
Ingersoll-Rand	15,114	937
ITT	1,881	69
Jacobs Engineering Group*	11,922	519
JB Hunt Transport Services	1,300	110
JetBlue Airways*	83,647	1,767
Kansas City Southern	5,992	512
Kennametal	19,036	428
L-3 Communications Holdings, Cl 3	6,452	765
Lockheed Martin	20,685	4,582
ManpowerGroup	3,131	255
Masco	16,178	509
MSC Industrial Direct, Cl A	2,550	195
Nielsen Holdings	5,000	263
Norfolk Southern	7,822	651
Northrop Grumman	30,190	5,975
Orbital ATK	1,155	100
Owens Corning	15,652	740
PACCAR	4,817	263
Parker-Hannifin	7,422	824
Pentair PLC	22,698	1,232
Pitney Bowes	2,752	59
Quanta Services*	55,697	1,257
Raytheon	10,648	1,306
Republic Services, Cl A	11,078	528
Robert Half International	1,842	86
Rockwell Automation	7,072	804
Rockwell Collins	1,936	179
Roper Technologies	1,473	269
RR Donnelley & Sons	6,076	100

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Ryder System	692	$45
Snap-on	1,828	287
Southwest Airlines	36,985	1,657
Spirit AeroSystems Holdings, Cl A*	54,163	2,457
Spirit Airlines*	1,545	74
SPX FLOW*	14,986	376
Stanley Black & Decker	14,212	1,495
Stericycle*	1,121	141
Textron	57,378	2,092
Trinity Industries	13,462	246
Triumph Group	7,505	236
Tyco International PLC	91,436	3,357
Union Pacific	33,140	2,636
United Continental Holdings*	60,329	3,611
United Parcel Service, Cl B	57,130	6,025
United Rentals*	4,975	309
United Technologies	59,686	5,975
Valmont Industries	2,272	281
Verisk Analytics, Cl A*	2,300	184
Wabtec	29,800	2,363
Waste Management	11,067	653
WESCO International*	6,683	365
WW Grainger	765	179
Xylem	2,622	107

		162,162

Information Technology – 19.3%
Accenture PLC, Cl A	96,490	11,135
Activision Blizzard	10,996	372
Adobe Systems*	7,210	676
Akamai Technologies*	11,699	650
Alliance Data Systems*	880	194
Alphabet, Cl C*	42,173	31,852
Amdocs	28,668	1,732
Amphenol, Cl A	30,806	1,781
Analog Devices	18,035	1,068
Apple	237,680	25,905
Applied Materials	15,599	330
Arrow Electronics*	6,213	400
ASML Holding, Cl G	25,400	2,550
Autodesk*	3,108	181
Automatic Data Processing	6,568	589
Avnet	39,661	1,757
Broadcom	12,316	1,903
Broadridge Financial Solutions	16,376	971
Brocade Communications Systems	119,227	1,261
CA	4,466	138
Cadence Design Systems*	50,390	1,188
CDW	10,585	439
Cisco Systems	233,377	6,644
Citrix Systems*	22,453	1,764

Description	Shares	Value (000)
Cognizant Technology Solutions, Cl A*	28,487	$1,786
Computer Sciences	42,394	1,458
CoreLogic*	31,548	1,095
Corning	15,423	322
CSRA	9,541	257
DST Systems	3,002	339
eBay*	57,233	1,366
Electronic Arts*	20,475	1,354
EMC	50,433	1,344
F5 Networks*	17,091	1,809
Facebook, Cl A*	176,740	20,166
Fidelity National Information Services	36,598	2,317
First Solar*	11,546	791
Fiserv*	26,032	2,670
FLIR Systems	1,947	64
Genpact*	39,210	1,066
Harris	1,886	147
Hewlett Packard Enterprise	23,845	423
HP	104,100	1,283
IAC*	7,777	366
Ingram Micro, Cl A*	43,924	1,577
Intel	173,391	5,609
International Business Machines	44,599	6,755
Intuit	9,064	943
Jabil Circuit	8,057	155
Juniper Networks	115,976	2,959
KLA-Tencor	2,291	167
Lam Research	3,728	308
Leidos Holdings	20,166	1,015
Linear Technology	3,208	143
LinkedIn, Cl A*	12,080	1,381
Lumentum Holdings*	42,541	1,147
Marvell Technology Group	93,804	967
MasterCard, Cl A	16,442	1,554
Maxim Integrated Products	2,567	94
Microchip Technology	2,746	132
Micron Technology*	63,742	667
Microsoft	453,845	25,066
Mobileye*	36,300	1,354
Motorola Solutions	2,185	165
NCR*	22,163	663
NetApp	4,494	123
NetSuite*	25,400	1,740
Nuance Communications*	40,801	763
NVIDIA	11,044	394
NXP Semiconductors*	41,050	3,328
ON Semiconductor*	40,264	386
Oracle	135,210	5,532
Palo Alto Networks*	13,500	2,202
Paychex	4,367	236
PayPal Holdings*	89,233	3,444
Qorvo*	1,700	86

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
QUALCOMM	30,002	$1,534
Rackspace Hosting*	38,176	824
Red Hat*	19,728	1,470
salesforce.com*	71,030	5,244
SanDisk*	2,778	211
Seagate Technology	4,469	154
ServiceNow*	34,200	2,092
Skyworks Solutions	9,738	759
SunEdison*	79,267	43
Symantec	21,651	398
Synopsys*	11,061	536
Tableau Software, Cl A*	12,977	595
TE Connectivity	5,115	317
Tencent Holdings ADR	112,200	2,293
Teradata*	6,502	171
Teradyne	43,619	942
Texas Instruments	81,748	4,694
Total System Services	25,861	1,231
Vantiv, Cl A*	9,785	527
VeriSign*	1,457	129
Viavi Solutions*	144,294	990
Visa, Cl A	139,636	10,679
VMware, Cl A*	4,252	222
Western Digital	3,567	169
Western Union	34,179	659
Workday, Cl A*	10,800	830
Xerox	136,936	1,528
Xilinx	5,023	238
Yahoo!*	12,145	447
Yelp, Cl A*	10,020	199
Zynga, Cl A*	216,779	494

		247,577

Materials – 2.6%
Air Products & Chemicals	2,768	399
Airgas	1,016	144
Alcoa	19,965	191
Ashland	2,251	248
Avery Dennison	1,268	91
Ball	2,052	146
Bemis	2,360	122
Cabot	24,854	1,201
Celanese, Cl A	2,357	154
CF Industries Holdings	3,550	111
Crown Holdings*	35,197	1,745
Dow Chemical	96,265	4,896
Eastman Chemical	2,168	157
Ecolab	3,709	414
EI du Pont de Nemours	55,065	3,487
FMC	1,832	74
Freeport-McMoRan*	16,948	175
GCP Applied Technologies*	10,529	210
Graphic Packaging Holding	28,533	367
Huntsman	36,429	484

Description	Shares	Value (000)
International Flavors & Fragrances	1,042	$119
International Paper	5,676	233
LyondellBasell Industries, Cl A	46,118	3,947
Martin Marietta Materials	1,000	160
Monsanto	16,196	1,421
Mosaic	12,949	350
Newmont Mining	7,168	191
Nucor	18,535	877
Owens-Illinois*	2,188	35
PPG Industries	54,126	6,034
Praxair	4,114	471
Reliance Steel & Aluminum	4,968	344
Sealed Air	2,842	136
Sherwin-Williams	1,459	415
Vulcan Materials	29,027	3,064
Westlake Chemical	9,335	432
WestRock	3,678	144

		33,189

Telecommunication Services – 2.0%
AT&T	167,616	6,566
CenturyLink	60,820	1,944
Frontier Communications	18,742	105
Level 3 Communications*	3,900	206
Telephone & Data Systems	13,425	404
T-Mobile US*	46,400	1,777
Verizon Communications	249,340	13,484
Vodafone Group PLC	185,738	590

		25,076

Utilities – 2.1%
AES	8,737	103
AGL Resources	1,907	124
Ameren	32,457	1,626
American Electric Power	50,314	3,341
American Water Works	2,700	186
CenterPoint Energy	19,864	416
CMS Energy	4,164	177
Consolidated Edison	14,450	1,107
Dominion Resources	8,615	647
DTE Energy	2,508	227
Duke Energy	38,535	3,109
Edison International	4,768	343
Entergy	2,654	210
Eversource Energy	4,349	254
Exelon	12,836	460
FirstEnergy	35,908	1,292
Great Plains Energy	29,818	962
NextEra Energy	7,638	904
NiSource	5,146	121
NRG Energy	4,564	59
PG&E	22,713	1,356
Pinnacle West Capital	26,369	1,980
PPL	9,299	354

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Public Service Enterprise
Group	68,464	$3,227
SCANA	15,212	1,067
Sempra Energy	3,296	343
Southern	13,137	680
TECO Energy	3,811	105
Vectren	2,771	140
WEC Energy Group	4,320	260
Westar Energy, Cl A	11,284	560
Xcel Energy	21,124	883

		26,623

Total Common Stock (Cost $1,171,857) (000)		1,246,604

Preferred Stock — 0.3%
Air BNB, Ser D* (A)	11,406	998
Air BNB, Ser E* (A)	6,939	608
Dropbox, Cl A* (A)	29,866	188
Dropbox, Cl C* (A)	1,097	7
Flipkart Online Services* (A)	5,739	693
Magic Leap, Ser C* (A)	13,521	311
Uber Technologies* (A)	28,993	1,329

Total Preferred Stock (Cost $3,777) (000)		4,134

Short-Term Investment (B) — 2.4%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.444%	31,203,554	31,204
Total Short-Term Investment (Cost $31,204) (000)		31,204

Total Investments — 100.1% (Cost $1,206,838) (000)†		$1,281,942

Percentages are based on Net Assets of $1,280,115 (000).

A list of the open futures contracts held by the Fund at March 31, 2016, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation
S&P 500 Index E-MINI	179	Jun-2016	$245

For the period ended March 31, 2016, the total number of all open futures contracts, as presented in the table above, are representative of the average volume of activity for this derivative type during the period.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of March 31, 2016, was $4,134 (000) and represented 0.32% of net assets.
(B)	The rate reported is the 7-day effective yield as of March 31, 2016.
ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

Ser — Series

S&P — Standard & Poor’s

†	At March 31, 2016, the tax cost basis of the Fund’s investments was $1,206,838 (000), and the unrealized appreciation and depreciation were $125,171 (000) and $(50,067) (000), respectively.

The following is a list of the level of inputs used as of March 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$1,246,604	$-	$-	$1,246,604
Preferred Stock	-	-	4,134	4,134
Short-Term Investment	31,204	-	-	31,204

Total Investments in Securities	$1,277,808	$-	$4,134	$1,281,942

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Appreciation	$245	$-	$-	$245

Total Other Financial Instruments	$245	$-	$-	$245

**	Futures contracts are valued at the unrealized appreciation on the instrument.
^	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments in at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended March 31, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended March 31, 2016, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “-” are $0 or have been rounded to $0.

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Common Stock — 95.1%
Consumer Discretionary – 16.0%
1-800-Flowers.com, Cl A*	172,009	$1,355
2U*	2,200	50
A H Belo, Cl A	51,686	249
Abercrombie & Fitch, Cl A	6,300	199
AMC Entertainment Holdings, Cl A	2,100	59
AMC Networks, Cl A*	14,000	909
American Axle & Manufacturing Holdings*	6,630	102
American Eagle Outfitters	63,100	1,052
American Public Education*	1,300	27
America’s Car-Mart*	600	15
Apollo Education Group, Cl A*	9,500	78
Arctic Cat*	900	15
Asbury Automotive Group*	2,389	143
Ascena Retail Group*	16,359	181
Ascent Capital Group, Cl A*	1,108	16
Barnes & Noble	4,697	58
Barnes & Noble Education*	2,526	25
Bassett Furniture Industries	1,200	38
Beazer Homes USA*	167,157	1,458
bebe stores*	3,200	2
Belmond, Cl A*	19,051	181
Big 5 Sporting Goods	1,400	16
Big Lots	63,725	2,885
Biglari Holdings*	174	65
BJ’s Restaurants*	1,961	82
Black Diamond*	1,800	8
Bloomin’ Brands	90,720	1,530
Blue Nile*	886	23
Bob Evans Farms	1,931	90
Bojangles’*	108,458	1,845
Boot Barn Holdings*	1,000	9
Boyd Gaming*	62,706	1,296
Bravo Brio Restaurant Group*	77,988	604
Bridgepoint Education*	1,200	12
Bright Horizons Family Solutions*	3,400	220
Buckle	2,500	85
Buffalo Wild Wings*	1,727	256
Build-A-Bear Workshop, Cl A*	1,000	13
Burlington Stores*	40,719	2,289
Caesars Acquisition, Cl A*	3,900	24
Caesars Entertainment*	4,400	30
CalAtlantic Group	7,355	246
Caleres	3,796	107
Callaway Golf	7,198	66
Cambium Learning Group*	1,200	5
Capella Education	1,100	58

Description	Shares	Value (000)
Career Education*	5,800	$26
Carmike Cinemas*	2,268	68
Carriage Services, Cl A	1,300	28
Carrols Restaurant Group*	2,900	42
Carter’s	21,328	2,247
Cato, Cl A	2,300	89
Cavco Industries*	800	75
Central European Media Enterprises, Cl A*	4,900	12
Century Communities*	1,100	19
Cheesecake Factory	4,563	242
Chegg*	6,873	31
Cherokee*	600	11
Chico’s FAS	201,027	2,667
Children’s Place	2,000	167
Christopher & Banks*	2,800	7
Churchill Downs	1,207	178
Chuy’s Holdings*	30,528	949
Citi Trends	1,300	23
ClubCorp Holdings	3,900	55
Collectors Universe	400	7
Columbia Sportswear	2,600	156
Conn’s*	2,160	27
Container Store Group*	1,500	9
Cooper Tire & Rubber	5,274	195
Cooper-Standard Holding*	1,200	86
Core-Mark Holding	2,056	168
Cracker Barrel Old Country Store	1,817	277
Crocs*	6,890	66
Crown Media Holdings, Cl A*	2,800	14
CSS Industries	800	22
Culp	1,000	26
Cumulus Media, Cl A*	12,400	6
Daily Journal*	150	29
Dana Holding	14,472	204
Dave & Buster’s Entertainment*	19,920	772
Deckers Outdoor*	2,900	174
Del Frisco’s Restaurant Group*	164,275	2,724
Denny’s*	7,684	80
Destination XL Group*	2,800	14
DeVry Education Group	5,700	98
Diamond Resorts International*	3,734	91
DineEquity	1,500	140
Dixie Group*	197,266	830
Domino’s Pizza	5,500	725
Dorman Products*	23,174	1,261
DreamWorks Animation SKG, Cl A*	6,800	170
Drew Industries	2,282	147
DSW, Cl A	32,763	906

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Duluth Holdings, Cl B*	1,100	$21
El Pollo Loco Holdings*	1,200	16
Eldorado Resorts*	3,100	35
Empire Resorts*	559	8
Entercom Communications, Cl A*	2,100	22
Entravision Communications, Cl A	5,300	39
Eros International, Cl A*	2,300	26
Escalade	800	9
Ethan Allen Interiors	2,481	79
Etsy*	1,400	12
EVINE Live*	3,600	4
EW Scripps, Cl A*	5,226	81
Expedia	16,100	1,737
Express*	8,045	172
Federal-Mogul Holdings*	2,600	26
Fenix Parts*	1,400	6
Fiesta Restaurant Group*	73,813	2,420
Finish Line, Cl A	4,600	97
Five Below*	5,163	213
Flexsteel Industries	700	31
Fogo De Chao*	700	11
Foot Locker	14,600	942
Fox Factory Holding*	1,500	24
Francesca’s Holdings*	51,380	984
Fred’s, Cl A	75,893	1,132
FTD*	1,500	39
Genesco*	2,089	151
Gentherm*	3,504	146
G-III Apparel Group*	23,073	1,128
Global Eagle Entertainment*	4,300	37
GNC Holdings, Cl A	60,840	1,932
Grand Canyon Education*	4,244	181
Gray Television*	5,800	68
Green Brick Partners*	1,400	11
Group 1 Automotive	2,299	135
Guess?	5,396	101
Habit Restaurants, Cl A*	26,558	495
Harman International Industries	28,003	2,493
Harte-Hanks	4,173	11
Haverty Furniture	1,600	34
Helen of Troy*	11,711	1,214
Hemisphere Media Group, Cl A*	700	9
Hibbett Sports*	2,300	83
Hooker Furniture	1,200	39
Horizon Global*	1,439	18
Houghton Mifflin Harcourt*	11,379	228
Hovnanian Enterprises, Cl A*	9,898	15
HSN	3,148	165
Iconix Brand Group*	3,823	31
IMAX*	5,600	174

Description	Shares	Value (000)
Installed Building Products*	1,800	$48
International Speedway, Cl A	2,500	92
Interval Leisure Group	3,200	46
Intrawest Resorts Holdings*	1,100	9
iRobot*	2,650	94
Isle of Capri Casinos*	16,720	234
J Alexander’s Holdings*	1,174	12
Jack in the Box	3,313	212
JAKKS Pacific*	1,500	11
Jamba*	1,200	15
Jarden*	29,263	1,725
JC Penney*	79,645	881
John Wiley & Sons, Cl A	18,515	905
Johnson Outdoors, Cl A	400	9
Journal Media Group	2,307	28
K12*	2,700	27
Kate Spade*	62,495	1,595
KB Home	7,754	111
Kirkland’s*	105,603	1,849
Kona Grill*	800	10
Krispy Kreme Doughnuts*	141,915	2,212
La Quinta Holdings*	8,200	103
Lands’ End*	1,400	36
La-Z-Boy, Cl Z	118,967	3,181
LGI Homes*	1,200	29
Libbey	2,010	37
Liberty Tax	400	8
Liberty TripAdvisor Holdings, Cl A*	7,200	160
LifeLock*	8,395	101
Lifetime Brands	900	14
Lindblad Expeditions Holdings*	120,644	1,199
Lithia Motors, Cl A	2,035	178
Loral Space & Communications*	1,200	42
lululemon athletica*	24,800	1,679
Lumber Liquidators Holdings*	2,149	28
M/I Homes*	25,488	475
Malibu Boats, Cl A*	112,749	1,849
Marcus	1,500	28
Marine Products	600	5
MarineMax*	104,453	2,033
Marriott Vacations Worldwide	2,289	155
Mattel	35,700	1,200
Mattress Firm Holding*	2,000	85
MCBC Holdings*	39,412	555
MDC Holdings	115,337	2,890
MDC Partners, Cl A	3,855	91
Media General*	9,189	150
Meredith	71,101	3,378
Meritage Homes*	3,487	127

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Metaldyne Performance Group	46,221	$777
Michael Kors Holdings*	16,600	946
Modine Manufacturing*	152,446	1,678
Mohawk Industries*	3,600	687
Monarch Casino & Resort*	700	14
Monro Muffler Brake	19,913	1,423
Morgans Hotel Group*	2,400	3
Motorcar Parts of America*	32,525	1,235
Movado Group	1,351	37
NACCO Industries, Cl A	400	23
National CineMedia	5,594	85
Nautilus*	3,200	62
New Home*	700	9
New Media Investment Group	4,104	68
New York Times, Cl A	12,389	154
Newell Rubbermaid	29,500	1,307
Nexstar Broadcasting Group, Cl A	2,995	133
Noodles, Cl A*	800	9
Nutrisystem	2,900	61
Ollie’s Bargain Outlet Holdings*	22,430	526
Outerwall	1,626	60
Overstock.com*	1,000	14
Oxford Industries	21,444	1,442
Panera Bread, Cl A*	8,410	1,723
Papa John’s International	2,600	141
Papa Murphy’s Holdings*	900	11
Party City Holdco*	2,300	35
Penn National Gaming*	51,814	865
Performance Sports Group*	4,100	13
Perry Ellis International*	1,000	18
PetMed Express	2,200	39
Pier 1 Imports	279,883	1,961
Pinnacle Entertainment*	5,616	197
Planet Fitness, Cl A*	1,500	24
Pool	4,130	363
Popeyes Louisiana Kitchen*	31,719	1,651
Potbelly*	2,100	29
Reading International, Cl A*	26,895	322
Red Robin Gourmet Burgers*	1,200	77
Regis*	3,700	56
Rent-A-Center, Cl A	4,600	73
Restoration Hardware Holdings*	2,910	122
Ruby Tuesday*	5,200	28
Ruth’s Hospitality Group	3,500	64
Saga Communications, Cl A	300	12
Sally Beauty Holdings*	31,770	1,029
Scholastic	2,400	90
Scientific Games, Cl A*	5,358	51

Description	Shares	Value (000)
Scripps Networks Interactive, Cl A	17,700	$1,159
SeaWorld Entertainment	149,170	3,142
Select Comfort*	80,743	1,566
Sequential Brands Group*	4,172	27
Shake Shack, Cl A*	400	15
Shoe Carnival	1,165	31
Shutterfly*	3,221	149
Sinclair Broadcast Group, Cl A	6,309	194
Sizmek*	1,700	5
Skullcandy*	1,600	6
Smith & Wesson Holding*	4,945	132
Sonic	4,700	165
Sonic Automotive, Cl A	2,931	54
Sotheby’s*	5,097	136
Speedway Motorsports	900	18
Sportsman’s Warehouse Holdings*	88,920	1,120
Stage Stores	2,581	21
Standard Motor Products	2,014	70
Stein Mart	212,611	1,558
Steven Madden*	59,765	2,214
Stoneridge*	2,400	35
Strattec Security	272	16
Strayer Education*	908	44
Sturm Ruger	1,689	115
Superior Industries International	2,431	54
Superior Uniform Group	700	12
Systemax*	1,100	10
Tailored Brands	4,168	75
Taylor Morrison Home, Cl A*	2,900	41
Tenneco*	26,848	1,383
Texas Roadhouse, Cl A	6,660	290
Tile Shop Holdings*	2,900	43
Tilly’s, Cl A*	900	6
Time	10,485	162
TopBuild*	18,981	564
Tower International	1,954	53
Townsquare Media, Cl A*	900	10
Tractor Supply	10,900	986
TRI Pointe Group*	15,343	181
Tribune Publishing*	1,900	15
Tuesday Morning*	3,400	28
Tumi Holdings*	5,300	142
UCP, Cl A*	54,349	437
Ulta Salon Cosmetics & Fragrance*	8,540	1,655
Under Armour, Cl A*	11,283	957
Unifi*	1,198	27
Unique Fabricating	43,211	534
Universal Electronics*	1,300	81
Universal Technical Institute	1,600	7
Vail Resorts	11,654	1,558

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Vera Bradley*	1,900	$39
Vince Holding*	3,000	19
Visteon*	14,880	1,184
Vitamin Shoppe*	2,605	81
VOXX International, Cl A*	1,400	6
Wayfair, Cl A*	1,800	78
WCI Communities*	1,400	26
Weight Watchers International*	2,400	35
West Marine*	1,300	12
Weyco Group	500	13
William Lyon Homes, Cl A*	1,800	26
Wingstop*	700	16
Winmark	200	20
Winnebago Industries	2,700	61
Wolverine World Wide	9,807	181
World Wrestling Entertainment, Cl A	60,813	1,074
ZAGG*	2,100	19
Zoe’s Kitchen*	1,900	74
Zumiez*	1,670	33

		125,509

Consumer Staples – 2.3%
Alico	200	6
Amplify Snack Brands*	1,600	23
Andersons	68,059	2,138
B&G Foods	6,007	209
Blue Buffalo Pet Products*	29,000	744
Boston Beer, Cl A*	879	164
Calavo Growers	1,300	74
Cal-Maine Foods	2,800	145
Casey’s General Stores	3,656	414
Castle Brands*	7,400	7
Central Garden & Pet, Cl A*	3,800	62
Chefs’ Warehouse*	55,011	1,116
Coca-Cola Bottling Consolidated	400	64
Coty, Cl A	15,500	431
Craft Brew Alliance*	900	7
Darling Ingredients*	14,897	196
Dean Foods	9,055	157
Elizabeth Arden*	2,225	18
Energizer Holdings	25,920	1,050
Fairway Group Holdings, Cl A*	1,700	1
Farmer Brothers*	500	14
Fresh Del Monte Produce	3,000	126
Fresh Market*	3,800	108
Freshpet*	1,800	13
Herbalife*	17,357	1,069
HRG Group*	7,521	105
Ingles Markets, Cl A	1,100	41
Inter Parfums	1,787	55
Inventure Foods*	132,598	749
J&J Snack Foods	1,380	149

Description	Shares	Value (000)
John B Sanfilippo & Son*	700	$48
Lancaster Colony	1,741	193
Landec*	2,200	23
Lifeway Foods*	300	3
Limoneira	900	14
Medifast	1,000	30
MGP Ingredients	1,000	24
National Beverage*	1,000	42
Natural Grocers by Vitamin Cottage*	700	15
Natural Health Trends	600	20
Nature’s Sunshine Products	800	8
Nu Skin Enterprises, Cl A	15,593	596
Nutraceutical International*	600	15
Oil-Dri Corp of America	300	10
Omega Protein*	1,700	29
Orchids Paper Products	700	19
Performance Food Group*	1,400	33
Post Holdings*	25,908	1,782
PriceSmart	1,852	157
Revlon, Cl A*	900	33
Sanderson Farms	2,026	183
Seaboard*	22	66
Seneca Foods, Cl A*	700	24
Smart & Final Stores*	2,000	32
Snyder’s-Lance	6,536	206
SpartanNash	3,341	101
SUPERVALU*	25,125	145
Synutra International*	1,100	5
Tootsie Roll Industries	1,588	55
TreeHouse Foods*	32,193	2,794
United Natural Foods*	4,629	187
Universal	1,961	111
USANA Health Sciences*	500	61
Vector Group	8,146	186
Village Super Market, Cl A	500	12
WD-40	1,287	139
Weis Markets	897	40
WhiteWave Foods, Cl A*	23,840	969

		17,865

Energy – 2.7%
Abraxas Petroleum*	7,700	8
Adams Resources & Energy	200	8
Alon USA Energy	2,800	29
Approach Resources*	3,300	4
Archrock	6,052	48
Ardmore Shipping	114,763	970
Atwood Oceanics*	5,400	50
Basic Energy Services*	2,700	7
Bill Barrett*	5,671	35
Bonanza Creek Energy*	4,175	7
Bristow Group	3,187	60
C&J Energy Services*	4,600	6
Callon Petroleum*	9,800	87

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Capital Product Partners (C)	123,445	$390
CARBO Ceramics*	1,559	22
Carrizo Oil & Gas*	29,035	898
Clayton Williams Energy*	500	4
Clean Energy Fuels*	5,852	17
Cloud Peak Energy*	5,201	10
Contango Oil & Gas*	1,241	15
Delek US Holdings	5,200	79
DHT Holdings	8,500	49
Diamondback Energy*	13,100	1,011
Dorian LPG*	1,800	17
Eclipse Resources*	5,400	8
Energy Fuels*	3,000	7
Energy XXI*	7,788	5
Era Group*	1,600	15
Evolution Petroleum	1,500	7
EXCO Resources*	12,700	13
Exterran*	3,026	47
Fairmount Santrol Holdings*	4,699	12
Forum Energy Technologies*	5,300	70
Frontline	4,140	35
GasLog	3,327	32
Gastar Exploration*	6,000	7
Gener8 Maritime*	1,700	12
Geospace Technologies*	1,114	14
Green Plains	85,402	1,362
Gulfmark Offshore, Cl A*	2,155	13
Halcon Resources*	6,260	6
Hallador Energy	800	4
Helix Energy Solutions Group*	9,771	55
Hornbeck Offshore Services*	2,900	29
Independence Contract Drilling*	600	3
ION Geophysical*	724	6
Isramco*	39	3
Jones Energy, Cl A*	2,600	9
Key Energy Services*	11,450	4
Matador Resources*	7,800	148
Matrix Service*	2,800	50
McDermott International*	20,984	86
Nabors Industries	258,268	2,376
Natural Gas Services Group*	1,000	22
Navios Maritime Acquisition	6,900	11
Newpark Resources*	6,698	29
Nordic American Offshore	1,500	7
Nordic American Tankers	7,800	110
North Atlantic Drilling*	480	1
Northern Oil and Gas*	5,000	20
Oasis Petroleum*	16,900	123
Oceaneering International	23,357	776
Oil States International*	4,700	148

Description	Shares	Value (000)
Pacific Ethanol*	2,000	$9
Panhandle Oil and Gas, Cl A	1,200	21
Par Pacific Holdings*	1,500	28
Parker Drilling*	9,402	20
Parsley Energy, Cl A*	69,088	1,560
Patterson-UTI Energy	180,909	3,187
PDC Energy*	4,425	263
Peabody Energy*	1,360	3
PHI*	1,000	19
Pioneer Energy Services*	5,274	12
Renewable Energy Group*	3,700	35
REX American Resources*	500	28
Rex Energy*	4,129	3
RigNet*	900	12
Ring Energy*	76,666	387
RSP Permian*	6,000	174
Sanchez Energy*	4,096	22
Scorpio Tankers	16,075	94
SEACOR Holdings*	1,600	87
SemGroup, Cl A	3,923	88
Seventy Seven Energy*	4,000	2
Ship Finance International	5,200	72
Solazyme*	6,500	13
Stone Energy*	4,344	3
Superior Energy Services*	135,341	1,812
Synergy Resources*	11,300	88
Teekay Tankers, Cl A	8,200	30
Tesco*	4,400	38
TETRA Technologies*	8,131	52
Tidewater*	4,200	29
TransAtlantic Petroleum*	2,200	2
Triangle Petroleum*	3,200	2
Ultra Petroleum*	12,800	6
Unit*	4,500	40
Uranium Energy*	9,200	7
US Silica Holdings	125,257	2,846
W&T Offshore*	2,600	6
Western Refining	6,497	189
Westmoreland Coal*	1,324	10

		20,815

Financials – 20.1%
1st Source	1,320	42
Acadia Realty Trust‡	6,500	228
Access National	700	14
Agree Realty‡	2,000	77
Alexander & Baldwin	4,353	160
Alexander’s‡	175	67
Altisource Asset Management*	65	1
Altisource Portfolio Solutions*	1,064	26
Altisource Residential‡	5,100	61
Ambac Financial Group*	4,400	70
American Assets Trust‡	3,538	141

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
American Capital Mortgage Investment‡	4,700	$69
American Equity Investment Life Holding	60,256	1,012
American Financial Group	35,535	2,500
American National Bankshares	800	20
Ameris Bancorp	2,800	83
AMERISAFE	1,666	88
Ames National	700	17
Anchor BanCorp Wisconsin*	700	32
Anworth Mortgage Asset‡	8,498	40
Apollo Commercial Real Estate Finance‡	5,136	84
Apollo Residential Mortgage‡	3,500	47
Ares Commercial Real Estate‡	2,400	26
Argo Group International Holdings	2,499	143
Arlington Asset Investment, Cl A	1,700	21
Armada Hoffler Properties‡	3,300	37
ARMOUR Residential‡	3,612	78
Arrow Financial	928	25
Ashford*	44	2
Ashford Hospitality Prime‡	2,067	24
Ashford Hospitality Trust‡	8,633	55
Associated Capital Group	500	14
Assurant	34,320	2,647
Astoria Financial	8,067	128
Atlas Financial Holdings*	900	16
AV Homes*	900	10
Baldwin & Lyons, Cl B	700	17
Banc of California	3,800	67
BancFirst	600	34
Banco Latinoamericano de Comercio Exterior, Cl E	2,800	68
Bancorp*	76,703	439
BancorpSouth	8,644	184
Bank Mutual	3,900	30
Bank of Hawaii	38,350	2,619
Bank of Marin Bancorp	500	25
Bank of the Ozarks	33,065	1,388
BankFinancial	1,600	19
Banner	1,816	76
Bar Harbor Bankshares	400	13
BBCN Bancorp	6,936	105
BBX Capital, Cl A*	519	8
Bear State Financial*	1,400	13
Beneficial Bancorp*	7,539	103
Berkshire Hills Bancorp	34,721	934
BGC Partners, Cl A	17,553	159
Blue Hills Bancorp	2,400	33

Description	Shares	Value (000)
Bluerock Residential Growth, Cl A‡	1,300	$14
BNC Bancorp	71,007	1,500
BofI Holding*	5,900	126
Boston Private Financial Holdings	8,174	94
Bridge Bancorp	55,110	1,679
Brookline Bancorp	7,100	78
Bryn Mawr Bank	1,600	41
BSB Bancorp*	800	18
C1 Financial*	700	17
Calamos Asset Management, Cl A	1,300	11
Camden National	700	29
Capital Bank Financial, Cl A	1,834	57
Capital City Bank Group	800	12
Capitol Federal Financial	12,685	168
Capstead Mortgage‡	8,500	84
Cardinal Financial	23,225	473
CareTrust‡	4,837	61
Cascade Bancorp*	90,926	519
Cash America International	2,300	89
CatchMark Timber Trust, Cl A‡	3,700	40
Cathay General Bancorp	7,611	216
Cedar Realty Trust‡	7,025	51
CenterState Banks	4,500	67
Central Pacific Financial	1,900	41
Century Bancorp, Cl A	300	12
Charter Financial	1,159	16
Chatham Lodging Trust‡	3,400	73
Chemical Financial	43,525	1,553
Chesapeake Lodging Trust‡	5,679	150
Citizens, Cl A*	3,800	28
Citizens & Northern	900	18
City Holding	1,537	73
Clifton Bancorp	2,189	33
CNB Financial	1,200	21
CNO Financial Group	16,826	302
CoBiz Financial	199,619	2,359
Cohen & Steers	50,060	1,949
Colony Capital, Cl A‡	10,600	178
Colony Starwood Homes‡	3,396	84
Columbia Banking System	64,233	1,922
Commerce Bancshares	59,430	2,671
Community Bank System	3,954	151
Community Trust Bancorp	1,488	53
CommunityOne Bancorp*	900	12
ConnectOne Bancorp	2,460	40
Consolidated-Tomoka Land	4,826	222
CorEnergy Infrastructure Trust‡	1,140	23
CoreSite Realty‡	2,300	161
Corporate Office Properties Trust‡	85,602	2,246

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Cousins Properties‡	19,978	$207
Cowen Group, Cl A*	9,004	34
Crawford, Cl B	2,200	14
CU Bancorp*	1,400	30
CubeSmart‡	16,426	547
Customers Bancorp*	74,132	1,752
CVB Financial	9,518	166
CyrusOne‡	6,908	315
CYS Investments‡	15,004	122
DCT Industrial Trust‡	8,295	327
Diamond Hill Investment Group	300	53
DiamondRock Hospitality‡	17,954	182
Dime Community Bancshares	2,543	45
Donegal Group, Cl A	700	10
DuPont Fabros Technology‡	29,285	1,187
Dynex Capital‡	4,600	31
Eagle Bancorp*	51,154	2,455
Easterly Government Properties‡	1,200	22
EastGroup Properties‡	2,893	175
Education Realty Trust‡	5,785	241
eHealth*	1,500	14
EMC Insurance Group	950	24
Employers Holdings	3,200	90
Encore Capital Group*	2,300	59
Enova International*	1,972	12
Enstar Group*	800	130
Enterprise Bancorp	600	16
Enterprise Financial Services	1,800	49
EPR Properties‡	5,282	352
Equity One‡	7,200	206
Essent Group*	107,307	2,233
EverBank Financial	9,341	141
Evercore Partners, Cl A	20,353	1,053
EZCORP, Cl A*	3,900	12
Farmers Capital Bank	500	13
FBL Financial Group, Cl A	800	49
FCB Financial Holdings, Cl A*	2,500	83
Federal Agricultural Mortgage, Cl C	900	34
Federated National Holding	1,300	26
FelCor Lodging Trust‡	12,572	102
Fidelity & Guaranty Life	42,863	1,125
Fidelity Southern	2,212	35
Fifth Street Asset Management, Cl A	300	1
Financial Engines	4,935	155
Financial Institutions	1,200	35
First American Financial	10,126	386
First Bancorp	2,300	44
First BanCorp*	12,600	37

Description	Shares	Value (000)
First Busey	2,469	$51
First Business Financial Services	600	14
First Cash Financial Services	2,517	116
First Citizens BancShares, Cl A	744	187
First Commonwealth Financial	7,938	70
First Community Bancshares	1,300	26
First Connecticut Bancorp	55,971	893
First Defiance Financial	1,000	38
First Financial	900	31
First Financial Bancorp	100,984	1,836
First Financial Bankshares	6,142	182
First Foundation*	18,506	415
First Industrial Realty Trust‡	10,177	231
First Interstate BancSystem, Cl A	1,800	51
First Merchants	11,341	267
First Midwest Bancorp	75,426	1,359
First NBC Bank Holding*	1,200	25
First of Long Island	1,046	30
First Potomac Realty Trust‡	5,418	49
FirstMerit	15,670	330
Flagstar Bancorp*	2,200	47
Flushing Financial	2,486	54
FNB	242,187	3,151
FNFV Group*	6,800	74
Forestar Group*	2,722	35
Fox Chase Bancorp	800	15
Franklin Financial Network*	47,212	1,275
Franklin Street Properties‡	7,951	84
FRP Holdings*	500	18
Fulton Financial	16,300	218
GAIN Capital Holdings	2,900	19
GAMCO Investors, Cl A	500	19
GEO Group‡	6,852	238
German American Bancorp	1,500	48
Getty Realty‡	2,717	54
Glacier Bancorp	6,749	172
Gladstone Commercial‡	2,400	39
Global Indemnity, Cl A*	700	22
Government Properties Income Trust‡	6,200	111
Gramercy Property Trust‡	39,209	331
Great Ajax‡	500	6
Great Southern Bancorp	1,000	37
Great Western Bancorp	39,842	1,086
Green Bancorp*	1,000	8
Green Dot, Cl A*	4,100	94
Greenhill	50,961	1,132
Greenlight Capital, Cl A*	2,651	58
Guaranty Bancorp	1,100	17

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Hallmark Financial Services*	1,100	$13
Hampton Roads Bankshares*	2,000	4
Hancock Holding	74,948	1,721
Hanmi Financial	2,883	63
Hannon Armstrong Sustainable Infrastructure Capital‡	100,496	1,932
Hatteras Financial‡	8,500	122
HCI Group	700	23
Healthcare Realty Trust‡	9,447	292
Heartland Financial USA	1,600	49
Heritage Commerce	2,300	23
Heritage Financial	131,034	2,302
Heritage Insurance Holdings	2,200	35
Heritage Oaks Bancorp	1,900	15
Hersha Hospitality Trust, Cl A‡	4,300	92
HFF, Cl A*	3,321	91
Highwoods Properties‡	8,864	424
Hilltop Holdings*	6,899	130
Hingham Institution for Savings	100	12
Home BancShares	5,163	211
HomeStreet*	2,600	54
HomeTrust Bancshares*	1,800	33
Horace Mann Educators	88,370	2,799
Horizon Bancorp	1,100	27
Houlihan Lokey, Cl A	1,300	32
Hudson Pacific Properties‡	6,674	193
IBERIABANK	48,994	2,512
Impac Mortgage Holdings*	800	11
Independence Holding	500	8
Independence Realty Trust‡	2,275	16
Independent Bank	59,385	2,670
Independent Bank Group	700	19
Infinity Property & Casualty	982	79
InfraREIT‡	1,700	29
International Bancshares	4,881	120
International. FCStone*	1,400	37
Invesco Mortgage Capital‡	10,452	127
Investment Technology Group	3,400	75
Investors Bancorp	31,353	365
Investors Real Estate Trust‡	12,206	89
iStar‡ *	115,886	1,119
James River Group Holdings	1,200	39
Janus Capital Group	13,887	203
JG Wentworth, Cl A*	800	1
KCG Holdings, Cl A*	2,824	34
Kearny Financial	8,832	109
Kemper	3,913	116
Kennedy-Wilson Holdings	8,620	189
Kite Realty Group Trust‡	7,718	214

Description	Shares	Value (000)
Ladder Capital, Cl A‡	3,951	$49
Ladenburg Thalmann Financial Services*	8,400	21
Lakeland Bancorp	4,189	43
Lakeland Financial	1,500	69
LaSalle Hotel Properties‡	10,693	271
LegacyTexas Financial Group	4,135	81
LendingTree*	600	59
Lexington Realty Trust‡	19,624	169
Live Oak Bancshares	600	9
LTC Properties‡	3,400	154
Mack-Cali Realty‡	8,464	199
Maiden Holdings	4,534	59
MainSource Financial Group	2,000	42
Marcus & Millichap*	1,200	30
MarketAxess Holdings	8,708	1,088
Marlin Business Services	800	11
MB Financial	6,914	224
MBIA*	10,800	96
Medical Properties Trust‡	22,211	288
Medley Management, Cl A	300	2
Mercantile Bank	1,300	29
Merchants Bancshares	300	9
Meridian Bancorp	4,934	69
Meta Financial Group	600	27
MGIC Investment*	30,910	237
MidWestOne Financial Group	600	16
Moelis, Cl A	1,600	45
Monmouth Real Estate Investment, Cl A‡	5,460	65
Monogram Residential Trust‡	15,000	148
Mortgage Investment Trust‡	2,300	30
National Bank Holdings, Cl A	153,004	3,120
National Bankshares	500	17
National Commerce*	600	14
National General Holdings	3,400	73
National Health Investors‡	3,499	233
National Interstate	500	15
National Penn Bancshares	12,179	130
National Storage Affiliates Trust‡	2,200	47
National Western Life Group, Cl A	193	45
Nationstar Mortgage Holdings*	3,600	36
Navigators Group*	987	83
NBT Bancorp	3,922	106
Nelnet, Cl A	2,259	89
New Residential Investment‡	106,006	1,233
New Senior Investment Group‡	7,700	79

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
New York‡	14,600	$147
New York Mortgage Trust‡	9,810	46
NewStar Financial*	2,200	19
NexPoint Residential Trust‡	1,300	17
NMI Holdings, Cl A*	4,300	22
Northfield Bancorp	4,700	77
Northwest Bancshares	129,164	1,745
OceanFirst Financial	1,000	18
Ocwen Financial*	9,500	23
OFG Bancorp	3,383	24
Old National Bancorp	179,316	2,186
Old Second Bancorp*	2,700	19
OM Asset Management	1,900	25
On Deck Capital*	1,000	8
One Liberty Properties‡	1,000	22
OneBeacon Insurance Group, Cl A	1,925	25
Oppenheimer Holdings, Cl A	704	11
Opus Bank	56,295	1,914
Orchid Island Capital, Cl A‡	2,300	24
Oritani Financial	4,259	72
Outfront Media‡	171,406	3,617
Pacific Continental	1,500	24
Pacific Premier Bancorp*	32,850	702
PacWest Bancorp	23,099	858
Park National	1,189	107
Park Sterling	329,454	2,197
Parkway Properties‡	125,709	1,969
Patriot National*	800	6
Peapack Gladstone Financial	1,200	20
Pebblebrook Hotel Trust‡	6,624	193
Penns Woods Bancorp	352	14
Pennsylvania‡	6,238	136
PennyMac Financial Services, Cl A*	1,100	13
PennyMac Mortgage Investment Trust‡	6,567	90
Peoples Bancorp	1,700	33
Peoples Financial Services	600	22
PHH*	4,417	55
Physicians Realty Trust‡	10,000	186
PICO Holdings*	1,900	19
Pinnacle Financial Partners	3,400	167
Piper Jaffray*	1,300	64
Potlatch‡	69,697	2,195
PRA Group*	4,361	128
Preferred Apartment Communities, Cl A‡	2,600	33
Preferred Bank	1,000	30
Primerica	55,330	2,464
PrivateBancorp	125,734	4,852
Prosperity Bancshares	51,808	2,403
Provident Financial Services	5,768	116

Description	Shares	Value (000)
PS Business Parks‡	1,785	$179
Pzena Investment Management, Cl A	800	6
QCR Holdings	1,300	31
QTS Realty Trust, Cl A‡	41,442	1,964
Radian Group	17,143	213
RAIT Financial Trust‡	6,800	21
Ramco-Gershenson Properties Trust‡	7,130	129
RE/MAX Holdings, Cl A	1,300	45
Redwood Trust‡	7,400	97
Regional Management*	900	15
Renasant	3,622	119
Republic Bancorp, Cl A	700	18
Resource America, Cl A	1,100	6
Resource Capital‡	2,658	30
Retail Opportunity Investments‡	8,900	179
Rexford Industrial Realty‡	5,300	96
RLI	3,896	260
RLJ Lodging Trust‡	12,003	275
RMR Group*	866	22
Rouse Properties‡ *	3,400	62
Ryman Hospitality Properties‡	3,969	204
S&T Bancorp	3,174	82
Sabra Health Care‡	5,900	119
Safeguard Scientifics*	1,600	21
Safety Insurance Group	1,403	80
Sandy Spring Bancorp	2,070	58
Saul Centers‡	800	42
Sberbank of Russia Via SB Capital* (A)	2,200	35
Select Income‡	5,688	131
Selective Insurance Group	5,448	199
ServisFirst Bancshares	1,900	84
Sierra Bancorp	800	15
Signature Bank*	32,887	4,477
Silver Bay Realty Trust‡	3,000	45
Simmons First National, Cl A	2,654	120
Solar Capital	44,380	767
South State	2,300	148
Southern National Bancorp of Virginia	12,409	148
Southside Bancshares	2,528	66
Southwest Bancorp	91,100	1,371
Sovran Self Storage‡	3,692	435
St. Joe*	4,800	82
STAG Industrial‡	50,063	1,019
State Auto Financial	1,300	29
State Bank Financial	95,121	1,880
State National	3,100	39
Sterling Bancorp	11,445	182
Stewart Information Services	23,410	849

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Stifel Financial*	6,410	$190
Stock Yards Bancorp	1,500	58
Stonegate Bank	65,233	1,954
Stonegate Mortgage*	66,371	381
STORE Capital‡	3,900	101
Suffolk Bancorp	1,000	25
Summit Hotel Properties‡	7,700	92
Sun Bancorp*	740	15
Sun Communities‡	4,595	329
Sunstone Hotel Investors‡	19,838	278
SVB Financial Group*	6,400	653
Synovus Financial	32,375	936
Talmer Bancorp, Cl A	50,944	922
Tanger Factory Outlet Centers‡	50,328	1,831
Tejon Ranch*	1,000	21
Terreno Realty‡	3,800	89
Territorial Bancorp	684	18
Texas Capital Bancshares*	9,986	383
Third Point Reinsurance*	7,617	87
Tiptree Financial	2,800	16
Tompkins Financial	1,391	89
Towne Bank	4,060	78
TriCo Bancshares	2,300	58
TriState Capital Holdings*	1,600	20
Triumph Bancorp*	1,400	22
TrustCo Bank	8,770	53
Trustmark	5,928	137
UMB Financial	40,892	2,111
UMH Properties‡	1,700	17
Umpqua Holdings	77,492	1,229
Union Bankshares	4,076	100
United Bankshares	6,431	236
United Community Banks	4,716	87
United Community Financial	3,800	22
United Development Funding IV‡	2,800	9
United Financial Bancorp	4,951	62
United Fire Group	1,900	83
United Insurance Holdings	1,700	33
Universal Health Realty Income Trust‡	1,198	67
Universal Insurance Holdings	2,847	51
Univest Corp of Pennsylvania	1,834	36
Urban Edge Properties‡	8,200	212
Urstadt Biddle Properties, Cl A‡	2,571	54
Valley National Bancorp	21,473	205
Virtu Financial, Cl A	1,800	40
Virtus Investment Partners	750	59
Walker & Dunlop*	2,300	56
Walter Investment Management*	2,925	22

Description	Shares	Value (000)
Washington‡	43,101	$1,259
Washington Federal	8,494	192
Washington Trust Bancorp	1,585	59
WashingtonFirst Bankshares	22,226	486
Waterstone Financial	2,600	36
Webster Financial	8,285	297
WesBanco	31,461	935
West Bancorporation	1,300	24
Westamerica Bancorporation	2,394	117
Western Alliance Bancorp*	7,831	261
Western Asset Mortgage Capital‡	3,451	35
Westwood Holdings Group	800	47
Whitestone, Cl B‡	3,000	38
Wilshire Bancorp	6,300	65
Winthrop Realty Trust‡ *	98,127	1,288
Wintrust Financial	4,510	200
WisdomTree Investments	11,004	126
World Acceptance*	600	23
WSFS Financial	2,700	88
Xenia Hotels & Resorts‡	10,700	167
Yadkin Financial	4,159	98
Zions Bancorporation	37,600	910

		157,229

Health Care – 11.1%
AAC Holdings*	500	10
Abaxis	2,033	92
ABIOMED*	9,893	938
Acadia Healthcare*	16,843	928
ACADIA Pharmaceuticals*	7,794	218
Accelerate Diagnostics*	2,744	39
Acceleron Pharma*	2,400	63
Accuray*	8,569	50
Aceto	2,600	61
Achillion Pharmaceuticals*	10,400	80
Aclaris Therapeutics*	300	6
Acorda Therapeutics*	3,904	103
Adamas Pharmaceuticals*	1,600	23
Addus HomeCare*	500	9
Adeptus Health, Cl A*	11,443	636
Aduro Biotech*	600	8
Advaxis*	2,200	20
Aegerion Pharmaceuticals*	2,198	8
Aerie Pharmaceuticals*	1,700	21
Affimed*	1,000	4
Affymetrix*	6,894	97
Agenus*	6,200	26
Agile Therapeutics*	1,100	7
Aimmune Therapeutics*	1,000	14
Air Methods*	67,208	2,434
Akebia Therapeutics*	3,600	32
Albany Molecular Research*	1,900	29
Alder Biopharmaceuticals*	2,100	51

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Align Technology*	26,200	$1,904
Alimera Sciences*	2,600	5
Alliance HealthCare Services*	400	3
Almost Family*	700	26
AMAG Pharmaceuticals*	3,000	70
Amedisys*	29,328	1,418
Amicus Therapeutics*	10,300	87
AMN Healthcare Services*	4,300	145
Amphastar Pharmaceuticals*	3,300	40
Amsurg, Cl A*	39,463	2,944
Anacor Pharmaceuticals*	3,900	208
Analogic	1,071	85
AngioDynamics*	2,100	26
ANI Pharmaceuticals*	700	24
Anika Therapeutics*	1,500	67
Antares Pharma*	10,100	9
Anthera Pharmaceuticals*	3,900	14
Applied Genetic Technologies*	1,300	18
Aralez Pharmaceuticals*	5,800	21
Aratana Therapeutics*	2,200	12
Ardelyx*	1,600	12
Arena Pharmaceuticals*	25,828	51
ARIAD Pharmaceuticals*	14,700	94
Array BioPharma*	13,000	38
Arrowhead Research*	4,600	22
Assembly Biosciences*	1,000	5
Atara Biotherapeutics*	1,500	29
athenahealth*	6,300	873
AtriCure*	2,900	49
Atrion	128	51
aTyr Pharma*	700	3
Avalanche Biotechnologies*	1,400	7
Avexis*	700	19
Axovant Sciences*	1,400	16
Bellicum Pharmaceuticals*	600	6
BioCryst Pharmaceuticals*	6,637	19
BioDelivery Sciences International*	3,600	12
BioScrip*	5,800	12
BioSpecifics Technologies*	500	17
BioTelemetry*	2,100	25
BioTime*	4,400	13
Blueprint Medicines*	700	13
Bruker	33,700	944
Calithera Biosciences*	500	3
Cambrex*	2,736	120
Cantel Medical	22,258	1,588
Capital Senior Living*	3,145	58
Cara Therapeutics*	1,500	9
Carbylan Therapeutics*	1,300	1
Cardiovascular Systems*	2,579	27
Castlight Health, Cl B*	3,000	10

Description	Shares	Value (000)
Catalent*	7,900	$211
Catalyst Pharmaceuticals*	5,300	6
Celldex Therapeutics*	8,604	33
Cellular Biomedicine Group*	700	13
Cempra*	3,500	61
Cepheid*	6,751	225
Cerus*	9,600	57
Charles River Laboratories International*	9,959	756
Chemed	10,336	1,400
ChemoCentryx*	2,400	6
Chiasma*	800	7
Chimerix*	4,000	20
Cidara Therapeutics*	600	8
Civitas Solutions*	1,000	17
Clovis Oncology*	2,437	47
Coherus Biosciences*	16,861	359
Collegium Pharmaceutical*	700	13
Computer Programs & Systems	1,182	62
Concert Pharmaceuticals*	1,100	15
ConforMIS*	1,000	11
CONMED	2,466	103
Connecture*	700	2
Corcept Therapeutics*	4,500	21
Corindus Vascular Robotics*	2,500	2
Corium International*	900	3
CorMedix*	3,300	9
CorVel*	900	35
Cross Country Healthcare*	72,662	845
CryoLife	2,400	26
CTI BioPharma*	12,600	7
Curis*	7,900	13
Cutera*	1,000	11
Cynosure, Cl A*	31,919	1,408
Cytokinetics*	3,000	21
CytomX Therapeutics*	1,200	15
CytRx*	4,200	11
Depomed*	134,450	1,872
Dermira*	1,500	31
DexCom*	31,135	2,114
Dicerna Pharmaceuticals*	1,400	8
Diplomat Pharmacy*	3,500	96
Durect*	7,900	11
Dynavax Technologies*	3,340	64
Eagle Pharmaceuticals*	700	28
Edge Therapeutics*	1,700	16
Editas Medicine*	900	31
Emergent BioSolutions*	2,679	97
Enanta Pharmaceuticals*	1,400	41
EndoChoice Holdings*	900	5
Endocyte*	2,600	8
Endologix*	7,239	61
Ensign Group	4,686	106

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Entellus Medical*	500	$9
Epizyme*	4,200	51
Esperion Therapeutics*	31,877	540
Evolent Health, Cl A*	1,500	16
Exact Sciences*	7,880	53
Exactech*	800	16
ExamWorks Group*	3,600	106
Exelixis*	19,775	79
Fibrocell Science*	2,400	6
FibroGen*	4,100	87
Five Prime Therapeutics*	2,000	81
Five Star Quality Care*	3,300	8
Flex Pharma*	400	4
Flexion Therapeutics*	1,200	11
Fluidigm*	2,298	19
Foamix Pharmaceuticals*	1,600	10
Foundation Medicine*	1,102	20
Galena Biopharma*	12,000	16
Genesis Healthcare, Cl A*	2,200	5
GenMark Diagnostics*	3,000	16
Genocea Biosciences*	1,600	12
Genomic Health*	1,900	47
Geron*	12,900	38
Glaukos*	700	12
Global Blood Therapeutics*	600	10
Globus Medical, Cl A*	6,196	147
Greatbatch*	2,337	83
Haemonetics*	4,953	173
Halozyme Therapeutics*	9,579	91
Halyard Health*	4,200	121
Harvard Bioscience*	3,200	10
HealthEquity*	3,300	81
HealthSouth	78,476	2,953
HealthStream*	2,100	46
Healthways*	2,600	26
HeartWare International*	1,570	49
Heron Therapeutics*	2,500	47
Heska*	500	14
HMS Holdings*	8,042	115
ICU Medical*	1,300	135
Idera Pharmaceuticals*	7,300	14
IDEXX Laboratories*	36,820	2,883
Ignyta*	2,100	14
Immune Design*	1,000	13
ImmunoGen*	7,845	67
Immunomedics*	7,100	18
Impax Laboratories*	6,878	220
Imprivata*	600	8
INC Research Holdings, Cl A*	1,200	49
Infinity Pharmaceuticals*	4,000	21
Innoviva	8,100	102
Inogen*	1,400	63
Inovio Pharmaceuticals*	6,600	57

Description	Shares	Value (000)
Insmed*	5,524	$70
Insulet*	5,413	179
Insys Therapeutics*	1,884	30
Integra LifeSciences Holdings*	2,643	178
Intercept Pharmaceuticals*	6,227	801
Intersect ENT*	1,600	30
Intra-Cellular Therapies, Cl A*	12,793	356
Invacare	3,004	40
Invitae*	500	5
InVivo Therapeutics Holdings*	1,900	13
Invuity*	600	4
iRadimed*	32,840	629
Ironwood Pharmaceuticals, Cl A*	11,348	124
K2M Group Holdings*	41,055	609
Karyopharm Therapeutics*	1,700	15
Keryx Biopharmaceuticals*	10,977	51
Kindred Healthcare	228,811	2,826
Kite Pharma*	2,986	137
La Jolla Pharmaceutical*	1,200	25
Landauer	800	26
Lannett*	2,300	41
LDR Holding*	2,100	54
LeMaitre Vascular	1,200	19
Lexicon Pharmaceuticals*	3,871	46
LHC Group*	1,200	43
Ligand Pharmaceuticals*	21,000	2,250
Lion Biotechnologies*	3,200	16
LivaNova*	4,222	228
Loxo Oncology*	800	22
Luminex*	4,200	81
MacroGenics*	2,700	51
Magellan Health*	2,344	159
MannKind*	21,932	35
Masimo*	4,215	176
Medgenics*	1,700	7
Medicines*	6,290	200
Medidata Solutions*	4,951	192
MEDNAX*	23,022	1,488
Meridian Bioscience	3,816	79
Merit Medical Systems*	89,556	1,656
Merrimack Pharmaceuticals*	11,400	95
MiMedx Group*	9,900	87
Mirati Therapeutics*	1,000	21
Molina Healthcare*	54,835	3,537
Momenta Pharmaceuticals*	5,553	51
MyoKardia*	1,300	14
Myriad Genetics*	25,865	969
NanoString Technologies*	14,025	213
NantKwest*	900	7
Natera*	1,100	10

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
National HealthCare	1,000	$62
National Research, Cl A	800	12
Natus Medical*	27,973	1,075
Navidea Biopharmaceuticals*	12,700	12
Nektar Therapeutics*	12,550	173
Neogen*	3,473	175
NeoGenomics*	139,920	943
Neos Therapeutics*	600	6
Neurocrine Biosciences*	7,783	309
Nevro*	29,986	1,687
NewLink Genetics*	1,841	34
Nivalis Therapeutics*	700	3
Nobilis Health*	2,200	7
Northwest Biotherapeutics*	3,600	5
Novavax*	25,734	133
Novocure*	1,200	17
NuVasive*	13,821	672
Nuvectra*	779	4
NxStage Medical*	5,600	84
Ocular Therapeutix*	1,100	11
Omeros*	3,900	60
Omnicell*	3,182	89
Oncocyte*	220	1
OncoMed Pharmaceuticals*	1,400	14
Oncothyreon*	7,800	10
Ophthotech*	2,100	89
OraSure Technologies*	4,800	35
Orexigen Therapeutics*	7,427	4
Organovo Holdings*	8,700	19
Orthofix International*	1,759	73
Osiris Therapeutics*	1,600	9
Otonomy*	2,200	33
OvaScience*	1,900	18
Owens & Minor	5,759	233
Oxford Immunotec Global*	1,900	19
Pacific Biosciences of California*	6,600	56
Pacira Pharmaceuticals*	19,410	1,028
Paratek Pharmaceuticals*	900	14
PAREXEL International*	36,869	2,314
PDL BioPharma	15,031	50
Penumbra*	400	18
Peregrine Pharmaceuticals*	14,200	6
Pernix Therapeutics Holdings*	2,800	3
Pfenex*	1,200	12
PharMerica*	2,800	62
Phibro Animal Health, Cl A	1,400	38
Portola Pharmaceuticals, Cl A*	4,699	96
PRA Health Sciences*	1,900	81
Press Ganey Holdings*	1,000	30
Prestige Brands Holdings*	46,004	2,455
Progenics Pharmaceuticals*	6,500	28

Description	Shares	Value (000)
Proteon Therapeutics*	800	$6
Prothena*	3,200	132
Providence Service*	37,910	1,936
PTC Therapeutics*	3,100	20
Quality Systems*	4,500	69
Quidel*	56,973	983
Radius Health*	2,900	91
RadNet*	2,500	12
Raptor Pharmaceutical*	6,300	29
REGENXBIO*	1,200	13
Regulus Therapeutics*	2,500	17
Relypsa*	3,000	41
Repligen*	2,900	78
Retrophin*	3,100	42
Revance Therapeutics*	1,400	24
Rigel Pharmaceuticals*	6,700	14
Rockwell Medical*	4,500	34
RTI Surgical*	4,100	16
Sage Therapeutics*	1,600	51
Sagent Pharmaceuticals*	138,991	1,691
Sangamo BioSciences*	7,600	46
Sarepta Therapeutics*	4,400	86
SciClone Pharmaceuticals*	4,000	44
SeaSpine Holdings*	647	9
Second Sight Medical Products*	1,100	5
Select Medical Holdings*	9,900	117
Sequenom*	9,900	14
Seres Therapeutics*	800	21
Sientra*	400	3
Sorrento Therapeutics*	2,100	11
Spark Therapeutics*	800	24
Spectranetics*	78,147	1,135
Spectrum Pharmaceuticals*	6,199	39
STAAR Surgical*	3,200	24
Stemline Therapeutics*	1,300	6
STERIS	32,264	2,292
Sucampo Pharmaceuticals, Cl A*	2,100	23
Supernus Pharmaceuticals*	36,310	554
Surgery Partners*	1,400	19
Surgical Care Affiliates*	1,900	88
SurModics*	1,100	20
Synergy Pharmaceuticals*	7,900	22
Synta Pharmaceuticals*	5,800	1
T2 Biosystems*	600	6
Tandem Diabetes Care*	135,017	1,176
Team Health Holdings*	6,568	275
Teladoc*	900	9
Teleflex	4,360	685
Teligent*	4,000	20
TESARO*	2,100	92
Tetraphase Pharmaceuticals*	3,000	14
TG Therapeutics*	2,900	25

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
TherapeuticsMD*	13,800	$88
Theravance Biopharma*	2,400	45
Threshold Pharmaceuticals*	4,700	2
Tobira Therapeutics*	100	1
Tokai Pharmaceuticals*	1,000	6
TransEnterix*	3,000	13
Trevena*	2,400	20
Triple-S Management, Cl B*	2,069	51
Trovagene*	1,700	8
Trupanion*	1,600	16
Ultragenyx Pharmaceutical*	7,900	501
Unilife*	9,600	7
Universal American*	4,900	35
US Physical Therapy	1,200	60
Utah Medical Products	300	19
Vanda Pharmaceuticals*	3,500	29
Vascular Solutions*	1,600	52
VCA*	20,565	1,186
Veracyte*	1,300	7
Verastem*	2,500	4
Versartis*	1,600	13
Vitae Pharmaceuticals*	1,300	9
Vital Therapies*	2,700	24
VIVUS*	7,568	11
Vocera Communications*	46,699	595
Voyager Therapeutics*	1,200	10
WellCare Health Plans*	27,480	2,549
West Pharmaceutical Services	23,368	1,620
Wright Medical Group*	8,593	143
XBiotech*	500	5
Xencor*	3,200	43
XenoPort*	4,900	22
XOMA*	6,400	5
Zafgen*	1,200	8
Zeltiq Aesthetics*	2,900	79
ZIOPHARM Oncology*	10,110	75
Zogenix*	2,312	21

		86,621

Industrials – 17.4%
AAON	3,612	101
AAR	3,199	74
ABM Industries	5,347	173
Acacia Research*	4,119	16
ACCO Brands*	9,800	88
Accuride*	3,700	6
Active Power*	255,313	248
Actuant, Cl A	5,381	133
Advanced Drainage Systems	3,400	72
Advisory Board*	4,062	131
Aegion, Cl A*	3,600	76
AerCap Holdings*	36,068	1,398
Aerojet Rocketdyne Holdings*	5,493	90

Description	Shares	Value (000)
Aerovironment*	2,000	$57
Air Transport Services Group*	4,800	74
Aircastle	5,500	122
Alamo Group	800	45
Albany International, Cl A	18,335	689
Allegiant Travel, Cl A	1,228	218
Allegion	32,600	2,077
Allied Motion Technologies	600	11
Allison Transmission Holdings	93,650	2,526
Altra Industrial Motion	35,715	992
Ameresco, Cl A*	1,900	9
American Railcar Industries	700	29
American Science & Engineering	15,688	434
American Woodmark*	1,100	82
AO Smith	12,430	949
Apogee Enterprises	17,080	750
Applied Industrial Technologies	3,594	156
ARC Document Solutions*	3,500	16
ArcBest	43,597	941
Argan	1,400	49
Astec Industries	50,321	2,347
Astronics, Cl A*	1,886	72
Atlas Air Worldwide Holdings*	2,300	97
AZZ	16,276	921
Babcock & Wilcox, Cl W	31,855	1,069
Barnes Group	38,560	1,351
Barrett Business Services	600	17
Beacon Roofing Supply*	42,719	1,752
BG Staffing	36,982	489
Blount International*	4,100	41
BMC Stock Holdings*	144,110	2,396
Brady, Cl A	4,191	112
Briggs & Stratton	4,253	102
Brink’s	4,530	152
Builders FirstSource*	42,760	482
CAI International*	56,897	550
Casella Waste Systems, Cl A*	76,825	515
CBIZ*	4,491	45
CDI*	900	6
CEB	3,142	203
CECO Environmental	2,800	17
Celadon Group	141,105	1,479
Chart Industries*	2,779	60
Chicago Bridge & Iron	70,050	2,563
CIRCOR International	1,700	79
Civeo*	7,851	10
CLARCOR	34,374	1,985
Colfax*	26,890	769
Columbus McKinnon	51,031	804

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Comfort Systems USA	3,260	$104
Commercial Vehicle Group*	154,217	409
Continental Building Products*	78,412	1,455
Covenant Transportation Group, Cl A*	1,400	34
CPI Aerostructures*	129,480	949
CRA International*	800	16
Crane	28,583	1,539
Cubic	1,949	78
Curtiss-Wright	4,277	324
Deluxe	47,664	2,978
DigitalGlobe*	73,940	1,279
Douglas Dynamics	2,371	54
Ducommun*	900	14
DXP Enterprises*	996	17
Dycom Industries*	46,540	3,010
Eagle Bulk Shipping*	2,000	1
Echo Global Logistics*	42,795	1,162
EMCOR Group	57,993	2,818
Encore Wire	1,851	72
EnerSys	4,019	224
Engility Holdings*	1,400	26
Ennis	2,200	43
Enphase Energy*	1,600	4
EnPro Industries	2,000	115
ESCO Technologies	2,400	94
Essendant	3,404	109
Esterline Technologies*	2,775	178
ExOne*	700	9
Exponent	2,550	130
Federal Signal	5,696	76
Fortune Brands Home & Security	25,600	1,435
Forward Air	2,991	136
Franklin Covey*	1,526	27
Franklin Electric	31,372	1,009
FreightCar America	1,000	16
FTI Consulting*	3,728	132
FuelCell Energy*	1,650	11
G&K Services, Cl A	1,946	143
GATX	59,520	2,828
Generac Holdings*	6,309	235
General Cable	4,442	54
Genesee & Wyoming, Cl A*	14,910	935
Gibraltar Industries*	3,000	86
Global Brass & Copper Holdings	1,800	45
Golden Ocean Group*	5,290	4
Gorman-Rupp	1,573	41
GP Strategies*	1,000	27
Graco	8,670	728
Graham	900	18
Granite Construction	118,520	5,666

Description	Shares	Value (000)
Great Lakes Dredge & Dock*	5,100	$23
Greenbrier	2,285	63
Griffon	3,000	46
H&E Equipment Services	3,231	57
Harsco*	7,100	39
Hawaiian Holdings*	4,400	208
HC2 Holdings*	1,900	7
HD Supply Holdings*	29,100	962
Healthcare Services Group	6,778	249
Heartland Express	4,984	92
HEICO	26,452	1,545
Heidrick & Struggles International	1,500	36
Heritage-Crystal Clean*	800	8
Herman Miller	5,339	165
Hill International*	2,100	7
Hillenbrand	5,616	168
HNI	6,202	243
Hub Group, Cl A*	3,182	130
Hurco	500	16
Huron Consulting Group*	2,034	118
Hyster-Yale Materials Handling	973	65
ICF International*	2,000	69
IHS, Cl A*	3,900	484
InnerWorkings*	155,492	1,236
Insperity	1,400	72
Insteel Industries	1,975	60
Interface, Cl A	79,543	1,475
John Bean Technologies	20,662	1,166
Kadant	900	41
Kaman	2,445	104
KBR	197,675	3,060
Kelly Services, Cl A	2,848	54
KEYW Holding*	2,800	19
Kforce	2,200	43
Kimball International, Cl B	2,900	33
Kirby*	46,110	2,779
KLX*	5,000	161
Knight Transportation	5,800	152
Knoll	74,994	1,624
Korn	4,866	138
Kratos Defense & Security Solutions*	3,700	18
Lawson Products*	600	12
LB Foster, Cl A	800	15
Lindsay	1,100	79
LSI Industries	1,600	19
Lydall*	1,605	52
Marten Transport	116,121	2,173
Masco	60,000	1,887
Masonite International*	2,741	180
MasTec*	5,902	119
Matson	3,865	155

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Matthews International, Cl A	32,885	$1,693
McGrath RentCorp	163,735	4,105
Meritor*	8,900	72
Milacron Holdings*	1,400	23
Miller Industries	900	18
Mistras Group*	1,800	45
Mobile Mini	4,151	137
Moog, Cl A*	3,406	156
MRC Global*	9,300	122
MSA Safety	54,145	2,618
MSC Industrial Direct, Cl A	8,150	622
Mueller Industries	5,174	152
Mueller Water Products, Cl A	15,390	152
Multi-Color	1,100	59
MYR Group*	1,700	43
National Presto Industries	400	33
Navigant Consulting*	53,429	846
Navios Maritime Holdings*	6,700	8
Navistar International*	4,600	58
NCI Building Systems*	187,213	2,659
Neff, Cl A*	700	5
NL Industries*	300	1
NN	2,400	33
Nortek*	900	43
Northwest Pipe*	700	6
NV5 Global*	500	13
Old Dominion Freight Line*	10,300	717
Omega Flex	200	7
On Assignment*	67,310	2,486
Orbital ATK	23,723	2,063
Orion Marine Group*	2,300	12
Oshkosh	45,492	1,859
PAM Transportation Services*	200	6
Park-Ohio Holdings	700	30
Patrick Industries*	1,150	52
Pendrell*	12,200	6
PGT*	204,974	2,017
Pitney Bowes	132,530	2,855
Plug Power*	15,992	33
Ply Gem Holdings*	1,600	22
Powell Industries	734	22
Power Solutions International*	400	6
PowerSecure International*	52,560	982
Preformed Line Products	100	4
Primoris Services	52,665	1,280
Proto Labs*	2,128	164
Quad	2,200	28
Quanex Building Products	2,800	49
Radiant Logistics*	114,800	410
Raven Industries	3,370	54
RBC Bearings*	2,260	166
Regal Beloit	43,151	2,721

Description	Shares	Value (000)
Resources Connection	3,800	$59
Revolution Lighting Technologies*	135,629	713
Rexnord*	9,705	196
Roadrunner Transportation Systems*	2,289	29
RPX*	4,900	55
Rush Enterprises, Cl A*	3,131	57
Ryder System	6,156	399
Safe Bulkers*	3,200	3
Saia*	2,229	63
Scorpio Bulkers*	2,555	8
Simpson Manufacturing	4,085	156
SkyWest	4,600	92
SP Plus*	49,869	1,200
Sparton*	700	13
Standex International	1,140	89
Steelcase, Cl A	7,866	117
Sun Hydraulics	2,027	67
Sunrun*	1,800	12
Swift Transportation, Cl A*	8,480	158
TAL International Group	2,647	41
TASER International*	4,812	94
Team*	2,630	80
Teledyne Technologies*	3,293	290
Tennant	11,690	602
Tetra Tech	32,671	974
Textainer Group Holdings	2,100	31
Thermon Group Holdings*	3,300	58
Titan International	3,700	20
Titan Machinery*	23,390	270
TRC*	1,600	12
Trex*	3,000	144
TriMas*	4,099	72
TriNet Group*	3,700	53
Trinity Industries	150,500	2,755
TrueBlue*	3,689	96
Tutor Perini*	114,530	1,780
Twin Disc*	700	7
Ultrapetrol Bahamas*	2,700	1
UniFirst	25,173	2,747
Univar*	3,600	62
Universal Forest Products	1,923	165
Universal Truckload Services	800	13
US Ecology	1,900	84
USA Truck*	600	11
Vectrus*	1,300	30
Veritiv*	600	22
Viad	2,000	58
Vicor*	1,200	13
Virgin America*	2,200	85
Volt Information Sciences*	1,000	8
VSE	300	20
Wabash National*	123,987	1,637

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Wabtec	13,773	$1,092
WageWorks*	3,400	172
Waste Connections	8,100	523
Watts Water Technologies, Cl A	2,495	138
Werner Enterprises	4,000	109
Wesco Aircraft Holdings*	6,006	86
West	4,700	107
Woodward	5,692	296
Xerium Technologies*	700	4
XPO Logistics*	6,593	202
YRC Worldwide*	3,042	28

		136,291

Information Technology – 18.1%
6D Global Technologies* (D)	1,200	—
A10 Networks*	3,200	19
ACI Worldwide*	50,676	1,054
Actua*	3,207	29
Acxiom*	7,505	161
ADTRAN	104,245	2,108
Advanced Energy Industries*	33,471	1,164
Advanced Micro Devices*	57,500	164
Aerohive Networks*	2,200	11
Agilysys*	1,400	14
Alarm.com Holdings*	1,000	24
Alliance Fiber Optic Products*	1,400	21
Alpha & Omega Semiconductor*	1,800	21
Ambarella*	3,000	134
Amber Road*	900	5
American Software, Cl A	2,000	18
Amkor Technology*	9,000	53
Angie’s List*	3,761	30
Anixter International*	2,500	130
Appfolio, Cl A*	700	9
Applied Micro Circuits*	7,400	48
Applied Optoelectronics*	1,600	24
Aspen Technology*	42,324	1,529
AVG Technologies*	3,700	77
Avid Technology*	2,300	16
Avnet	60,730	2,690
AVX	4,200	53
Axcelis Technologies*	10,900	31
Badger Meter	1,368	91
Bankrate*	6,068	56
Barracuda Networks*	600	9
Bazaarvoice*	286,108	901
Bel Fuse, Cl B	900	13
Belden	27,107	1,664
Benchmark Electronics*	34,528	796
Benefitfocus*	700	23
Black Box	1,300	18
Blackbaud	19,924	1,253

Description	Shares	Value (000)
Blackhawk Network Holdings, Cl A*	5,134	$176
Blucora*	3,458	18
Booz Allen Hamilton Holding, Cl A	33,900	1,026
Bottomline Technologies*	83,953	2,560
Box, Cl A*	1,100	13
Brightcove*	2,500	16
BroadSoft*	2,628	106
Brooks Automation	6,000	62
Cabot Microelectronics	2,171	89
CACI International, Cl A*	13,759	1,468
CalAmp*	12,329	221
Calix*	3,500	25
Callidus Software*	58,993	984
Carbonite*	1,300	10
Cardtronics*	4,063	146
Care.com*	2,000	12
Cascade Microtech*	1,000	21
Cass Information Systems	1,100	58
Cavium*	14,380	879
CEVA*	1,900	43
ChannelAdvisor*	46,140	519
Checkpoint Systems*	4,400	45
Ciber*	6,500	14
Ciena*	11,308	215
Cimpress*	3,119	283
Cirrus Logic*	5,683	207
Clearfield*	900	14
Coherent*	10,226	940
Cohu	86,716	1,030
CommScope Holding*	59,400	1,658
CommVault Systems*	31,858	1,375
comScore*	4,363	131
Comtech Telecommunications	1,700	40
Control4*	2,000	16
Convergys	9,414	261
Cornerstone OnDemand*	5,002	164
CPI Card Group	1,500	12
Cray*	17,900	750
Criteo ADR*	43,444	1,799
CSG Systems International	2,870	130
CTS	2,766	44
Cvent*	6,040	129
Cypress Semiconductor	188,515	1,633
CYREN*	292,662	495
Daktronics	3,200	25
Datalink*	1,400	13
Demandware*	2,900	113
DHI Group*	3,300	27
Diebold	143,125	4,139
Digi International*	2,000	19
Digimarc*	1,000	30
Digital Turbine*	4,900	6

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Diodes*	3,300	$66
Dolby Laboratories, Cl A	33,877	1,472
DSP Group*	1,700	16
DST Systems	25,810	2,912
DTS*	1,600	35
EarthLink Holdings	9,200	52
Eastman Kodak*	1,500	16
Ebix	2,500	102
Electro Rent	1,200	11
Electronics For Imaging*	75,013	3,180
Ellie Mae*	2,799	254
EMCORE*	2,400	12
Endurance International Group Holdings*	5,200	55
EnerNOC*	2,300	17
Entegris*	13,309	181
Envestnet*	3,402	93
EPAM Systems*	4,594	343
Epiq Systems	3,000	45
ePlus*	500	40
Euronet Worldwide*	45,452	3,369
Everi Holdings*	5,378	12
EVERTEC	6,392	89
Everyday Health*	1,900	11
Exar*	123,635	711
ExlService Holdings*	30,253	1,568
Extreme Networks*	8,100	25
Fabrinet*	39,419	1,275
Fair Isaac	13,381	1,420
Fairchild Semiconductor International, Cl A*	10,700	214
FARO Technologies*	1,800	58
FEI	3,906	348
Finisar*	9,875	180
First Solar*	13,600	931
Five9*	50,595	450
Fleetmatics Group*	3,710	151
FormFactor*	4,600	33
Forrester Research	800	27
Gartner*	7,973	712
Gigamon*	2,700	84
Globant*	1,400	43
Glu Mobile*	9,800	28
Gogo*	5,100	56
GrubHub*	7,200	181
GSI Group*	80,508	1,140
GTT Communications*	49,795	824
Guidance Software*	1,700	7
Guidewire Software*	6,373	347
Hackett Group	2,000	30
Harmonic*	6,927	23
Heartland Payment Systems	3,503	338
Himax Technologies ADR	26,790	301
Hortonworks*	500	6

Description	Shares	Value (000)
HubSpot*	1,700	$74
II-VI*	4,735	103
Imation*	3,400	5
Immersion*	2,352	19
Imperva*	2,540	128
Infinera*	67,176	1,079
Infoblox*	5,855	100
Inphi*	45,652	1,522
Insight Enterprises*	26,091	747
Instructure*	800	14
Integrated Device Technology*	136,666	2,793
Interactive Intelligence Group*	1,600	58
InterDigital	3,200	178
Internap*	4,500	12
Intersil, Cl A	12,166	163
InterXion Holding*	41,020	1,418
Intralinks Holdings*	3,000	24
InvenSense, Cl A*	6,929	58
Itron*	56,193	2,344
Ixia*	5,200	65
IXYS	2,000	22
j2 Global	4,344	268
Jive Software*	3,300	12
Kimball Electronics*	3,150	35
Knowles*	64,600	851
Kopin*	5,200	9
KVH Industries*	1,300	12
Lattice Semiconductor*	11,472	65
Limelight Networks*	4,500	8
Lionbridge Technologies*	5,400	27
Liquidity Services*	34,079	177
Littelfuse	12,461	1,534
LivePerson*	4,240	25
LogMeIn*	2,401	121
Lumentum Holdings*	20,840	562
Luxoft Holding, Cl A*	1,600	88
M/A-COM TTechnology Solutions Holdings*	19,020	833
Manhattan Associates*	6,830	388
ManTech International, Cl A	2,200	70
Marchex, Cl B	2,200	10
Marin Software*	363,805	1,099
Marketo*	66,222	1,296
Mattson Technology*	8,500	31
MAXIMUS	5,960	314
MaxLinear, Cl A*	5,306	98
Mentor Graphics	8,915	181
Mercury Systems*	53,577	1,088
Mesa Laboratories	300	29
Methode Electronics	64,779	1,894
Microsemi*	85,056	3,258
MicroStrategy, Cl A*	900	162
MINDBODY, Cl A*	800	11

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
MKS Instruments	4,838	$182
MobileIron*	3,500	16
Mobileye*	85,620	3,192
Model N*	241,296	2,599
ModusLink Global Solutions*	3,600	5
MoneyGram International*	2,486	15
Monolithic Power Systems	21,080	1,342
Monotype Imaging Holdings	3,700	89
Monster Worldwide*	7,500	24
MoSys*	208,382	135
MTS Systems	1,395	85
Multi-Fineline Electronix*	700	16
Nanometrics*	1,800	29
NeoPhotonics*	3,100	44
NETGEAR*	3,069	124
NetScout Systems*	8,548	196
NeuStar, Cl A*	5,000	123
New Relic*	500	13
Newport*	3,850	89
NIC	5,790	104
Nimble Storage*	4,600	36
Novatel Wireless*	3,900	7
Nuance Communications*	156,010	2,916
NVE	400	23
NVIDIA	70,900	2,526
Oclaro*	10,300	56
OPOWER*	2,300	16
OSI Systems*	1,920	126
Park City Group*	700	6
Park Electrochemical	1,773	28
Paycom Software*	3,100	110
Paylocity Holding*	35,500	1,162
PC Connection	1,200	31
PDF Solutions*	2,400	32
Pegasystems	3,039	77
Perficient*	3,306	72
PFSweb*	1,200	16
Photronics*	6,794	71
Plantronics	3,074	120
Plexus*	3,132	124
Polycom*	12,977	145
Power Integrations	2,783	138
Progress Software*	4,764	115
Proofpoint*	47,522	2,556
PROS Holdings*	1,973	23
Pure Storage, Cl A*	2,500	34
Q2 Holdings*	36,115	868
QAD, Cl A	1,000	21
Qlik Technologies*	8,406	243
QLogic*	7,915	106
Qualys*	2,300	58
Quantum*	18,600	11
QuickLogic*	510,686	541

Description	Shares	Value (000)
QuinStreet*	2,600	$9
Quotient Technology*	6,200	66
Radisys*	319,765	1,263
Rambus*	10,800	149
Rapid7*	800	10
RealNetworks*	2,200	9
RealPage*	4,700	98
Reis	723	17
RetailMeNot*	3,200	26
RingCentral, Cl A*	60,800	958
Rocket Fuel*	1,600	5
Rofin-Sinar Technologies*	2,800	90
Rogers*	55,363	3,316
Rovi*	37,414	767
Rubicon Project*	49,055	897
Ruckus Wireless*	76,371	749
Rudolph Technologies*	2,800	38
Sanmina*	7,138	167
Sapiens International	2,047	25
ScanSource*	2,547	103
Science Applications International	4,309	230
SciQuest*	3,100	43
Seachange International*	213,154	1,177
Semtech*	6,208	137
ServiceNow*	49,035	2,999
ServiceSource International*	5,700	24
SharpSpring*	117,478	411
ShoreTel*	321,874	2,394
Shutterstock*	1,803	66
Sigma Designs*	2,600	18
Silicon Graphics International*	2,900	21
Silicon Laboratories*	4,100	184
Silver Spring Networks*	3,900	58
Sonus Networks*	3,796	29
SPS Commerce*	1,500	64
SS&C Technologies Holdings	18,425	1,169
Stamps.com*	29,940	3,181
Stratasys*	4,600	119
Super Micro Computer*	3,300	112
Sykes Enterprises*	3,400	103
Synaptics*	3,482	278
Synchronoss Technologies*	3,514	114
SYNNEX	2,594	240
Syntel*	3,000	150
Take-Two Interactive Software*	7,741	292
Tangoe*	3,000	24
Tech Data*	3,400	261
TechTarget*	1,400	10
Telenav*	2,100	12
TeleTech Holdings	1,300	36
Tessera Technologies	4,747	147

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Textura*	1,800	$34
TiVo*	8,591	82
Travelport Worldwide	9,484	130
Travelzoo*	700	6
TrueCar*	3,600	20
TTM Technologies*	4,553	30
TubeMogul*	1,300	17
Tyler Technologies*	3,092	398
Ubiquiti Networks*	2,732	91
Ultra Clean Holdings*	2,500	13
Ultratech*	2,804	61
Unisys*	4,561	35
United Online*	1,000	12
Universal Display*	28,141	1,522
Varonis Systems*	1,200	22
VASCO Data Security International*	2,400	37
Veeco Instruments*	39,124	762
Verint Systems*	5,719	191
ViaSat*	3,973	292
Violin Memory*	6,800	4
VirnetX Holding*	3,600	17
Virtusa*	2,599	97
Vishay Intertechnology	224,830	2,745
Vishay Precision Group*	900	13
Web.com Group*	3,851	76
WebMD Health, Cl A*	12,490	782
Wix.com*	1,600	32
Workiva, Cl A*	700	8
Xactly*	1,400	10
Xcerra*	4,100	27
XO Group*	2,200	35
Xura*	24,885	489
Zendesk*	78,110	1,635
Zix*	4,700	18

		141,490

Materials – 5.3%
A Schulman	43,274	1,178
AEP Industries	300	20
AK Steel Holding*	17,552	72
Alamos Gold, Cl A	58,505	309
American Vanguard*	3,000	47
AptarGroup	50,675	3,974
Avery Dennison	41,285	2,977
Axiall	105,637	2,307
Balchem	2,865	178
Bemis	18,000	932
Berry Plastics Group*	43,440	1,570
Boise Cascade*	73,648	1,527
Cabot	14,529	702
Calgon Carbon	4,800	67
Carpenter Technology	4,500	154
Century Aluminum*	4,264	30
Chase	600	32

Description	Shares	Value (000)
Chemtura*	6,409	$169
Clearwater Paper*	1,700	82
Cliffs Natural Resources*	16,400	49
Coeur Mining*	13,476	76
Commercial Metals	170,689	2,898
Compass Minerals International	31,992	2,267
Core Molding Technologies*	700	9
Deltic Timber	940	57
Ferro*	72,403	859
Ferroglobe	5,800	51
Flotek Industries*	4,900	36
FutureFuel	2,300	27
GCP Applied Technologies*	134,820	2,689
Greif, Cl A	49,265	1,613
Handy & Harman*	200	5
Hawkins	1,200	43
Haynes International	34,204	1,248
HB Fuller	4,568	194
Headwaters*	70,981	1,408
Hecla Mining	32,922	92
Innophos Holdings	1,687	52
Innospec	2,090	91
Intrepid Potash*	4,574	5
Kaiser Aluminum	1,508	127
KapStone Paper and Packaging	7,429	103
KMG Chemicals	700	16
Koppers Holdings*	2,148	48
Kraton Performance Polymers*	43,536	753
Kronos Worldwide	178,760	1,023
Louisiana-Pacific*	13,155	225
LSB Industries*	1,500	19
Materion	1,653	44
Minerals Technologies	3,107	177
Multi Packaging Solutions International*	52,947	859
Myers Industries	2,098	27
Neenah Paper	1,464	93
Olin	15,029	261
Olympic Steel	700	12
OMNOVA Solutions*	4,000	22
PH Glatfelter	3,876	80
PolyOne	154,396	4,671
Quaker Chemical	1,334	113
Rayonier Advanced Materials	4,400	42
Real Industry*	1,700	15
Rentech*	1,910	4
Ryerson Holding*	600	3
Schnitzer Steel Industries, Cl A	2,758	51
Schweitzer-Mauduit International	2,644	83

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Senomyx*	3,500	$9
Sensient Technologies	4,337	275
Silgan Holdings	12,597	670
Stepan	1,800	100
Stillwater Mining*	10,628	113
Summit Materials, Cl A*	3,234	63
SunCoke Energy*	5,324	35
TimkenSteel*	4,500	41
Trecora Resources*	1,600	15
Tredegar	2,700	42
Trinseo*	1,000	37
Tronox, Cl A	6,997	45
United States Lime & Minerals	100	6
US Concrete*	16,101	959
Valhi	2,200	3
Worthington Industries	4,632	165

		41,545

Telecommunication Services – 0.8%
8x8*	158,769	1,597
Atlantic Telegraph-Network	892	68
Boingo Wireless*	3,100	24
Cincinnati Bell*	18,700	72
Cogent Communications Holdings	37,511	1,464
Consolidated Communications Holdings	4,496	116
FairPoint Communications*	1,600	24
General Communication, Cl A*	3,500	64
Globalstar*	42,382	62
Hawaiian Telcom Holdco*	900	21
IDT, Cl B	1,300	20
inContact*	219,715	1,953
Inteliquent	3,000	48
Intelsat*	2,400	6
Iridium Communications*	8,248	65
Lumos Networks*	2,616	34
NTELOS Holdings*	1,300	12
ORBCOMM*	5,900	60
pdvWireless*	1,200	41
Shenandoah Telecommunications	4,200	112
Spok Holdings	1,800	32
Straight Path Communications*	700	22
Vonage Holdings*	18,600	85
Windstream Holdings	9,000	69

		6,071

Utilities – 1.3%
Abengoa Yield	4,300	76
AGL Resources	17,405	1,134
ALLETE	32,821	1,840
American States Water	3,673	144
Artesian Resources, Cl A	700	20

Description	Shares	Value (000)
Atlantic Power*	14,200	$35
Avista	5,700	232
Black Hills	4,776	287
California Water Service Group	4,200	112
Chesapeake Utilities	1,390	88
Cleco	5,524	305
Connecticut Water Service	923	42
Consolidated Water	1,400	17
Dynegy, Cl A*	11,037	158
El Paso Electric	3,780	173
Empire District Electric	48,508	1,603
Genie Energy, Cl B	1,200	9
IDACORP	4,674	349
Laclede Group	4,100	278
MGE Energy	3,182	166
Middlesex Water	1,300	40
New Jersey Resources	7,816	285
Northwest Natural Gas	2,440	131
NorthWestern	4,300	266
NRG Yield, Cl A	8,644	121
ONE Gas	4,900	299
Ormat Technologies	3,300	136
Otter Tail	3,274	97
Pattern Energy Group, Cl A	5,301	101
Piedmont Natural Gas	7,323	438
PNM Resources	7,609	257
Portland General Electric	8,300	328
SJW	1,300	47
South Jersey Industries	6,196	176
Southwest Gas	4,405	290
Spark Energy, Cl A	200	4
Talen Energy*	7,400	67
TerraForm Global, Cl A	4,000	10
Unitil	1,417	60
Vivint Solar*	1,800	5
WGL Holdings	4,653	337
York Water	1,000	31

		10,594

Total Common Stock (Cost $775,861) (000)		744,030

Exchange Traded Funds – 0.3%
iShares Russell 2000	12,741	1,410
iShares Russell 2000 Value	10,977	1,023

Total Exchange Traded Funds (Cost $2,693) (000)		2,433

	Number of Rights
Rights – 0.0%
Chelsea Therapeutics
International*†	2,000	-
Durata Therapeutics*†	900	-
Dyax, Expires 12/31/2019*	12,613	-
Furiex Pharmaceuticals*†	300	-

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares/Number of Rights	Value (000)
Leap Wireless *†	2,300	$-
Vince Holding, Expires
4/19/2016*	800	-

Total Rights (Cost $–) (000)		-

Short-Term Investment (B) — 4.3%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.444% 33,799,913		33,800

Total Short-Term Investment (Cost $33,800) (000)		33,800

Total Investments — 99.7% (Cost $812,354) (000)@		$780,263

Percentages are based on Net Assets of $782,523 (000).

A list of the open futures contracts held by the Fund at March 31, 2016, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation
Russell 2000 Index E-MINI	129	Jun-2016	$466

For the period ended March 31, 2016, the total number of all open futures contracts, as presented in the table above, are representative of the average volume of activity for this derivative type during the period.

*	Non-income producing security.
‡	Real Estate Investment Trust
†	Expiration date is unavailable.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of March 31, 2016, was $35 (000) and represented 0.00% of Net Assets.
(B)	The rate reported is the 7-day effective yield as of March 31, 2016.
(C)	Security considered Master Limited Partnership. At March 31, 2016, this security amounted to $390 (000) or 0.05% of Net Assets.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of March 31, 2016, was $0 (000) and represented 0.00% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

@	At March 31, 2016, the tax cost basis of the Fund’s investments was $812,354 (000), and the unrealized appreciation and depreciation were $50,329 (000) and $(82,420) (000), respectively.

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$744,030	$-	$-	$744,030
Exchange Traded Funds	2,433	-	-	2,433
Rights	-	-	-	-
Short-Term Investment	33,800	-	-	33,800

Total Investments in Securities	$780,263	$-	$-	$780,263

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures**
Unrealized Appreciation	$466	$-	$-	$466

Total Other Financial Instruments	$466	$-	$-	$466

**	Futures contracts are valued at the unrealized appreciation on the instrument.
^	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments in at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended March 31, 2016, there were no transfers between Level 1, Level 2 assets and liabilities. For the period ended March 31, 2016, there were transfers between Level 1 and Level 3 assets and liabilities due to changes in the availability if observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended March 31, 2016, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “-” are $0 or have been rounded to $0.

KP International Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Common Stock — 96.6%
Australia – 2.8%
AGL Energy	18,745	$264
ALS	90,261	276
Alumina	632,306	630
Amcor	48,163	530
AMP	79,520	354
APA Group	29,094	196
Aristocrat Leisure	14,373	114
Asaleo Care	118,396	165
Asciano	17,656	121
ASX	5,064	161
Aurizon Holdings	54,855	167
AusNet Services, Cl Miscellaneous	43,860	50
Australia & New Zealand Banking Group	79,099	1,422
Bank of Queensland	10,599	98
Bendigo & Adelaide Bank	12,944	88
BHP Billiton	104,304	1,348
BlueScope Steel	139,032	660
Boral	21,201	100
Brambles	42,809	397
Caltex Australia	7,573	197
Challenger	16,280	105
CIMIC Group	2,989	80
Cleanaway Waste Management	585,913	346
Coca-Cola Amatil	111,905	758
Cochlear	1,541	121
Commonwealth Bank of Australia	46,373	2,664
Computershare	12,606	95
Crown Resorts	10,292	98
CSL	12,678	986
Dexus Property Group‡	25,387	155
DUET Group	65,039	114
DuluxGroup	40,058	193
Fairfax Media	538,776	355
Flight Centre Travel Group	1,602	53
Fortescue Metals Group	40,003	78
Goodman Group‡	46,568	238
GPT Group‡	50,354	193
GUD Holdings	24,696	132
Harvey Norman Holdings	13,709	49
Healthscope	49,589	101
Iluka Resources	66,262	333
Incitec Pivot	44,462	109
Insurance Australia Group	67,407	288
Lend Lease Group	14,429	153
Macquarie Group	8,203	416
Medibank	73,222	164
Metcash*	160,656	214
Mirvac Group‡	98,434	146
National Australia Bank	71,454	1,437

Description	Shares	Value (000)
Newcrest Mining*	54,416	$707
Oil Search	35,945	186
Orica	155,419	1,831
Origin Energy	45,546	178
Orora	34,000	65
Platinum Asset Management	5,133	25
Premier Investments	3,000	39
Qantas Airways*	12,184	38
QBE Insurance Group	36,970	309
Ramsay Health Care	3,971	187
REA Group	1,468	61
Rio Tinto PLC	11,513	377
Santos	78,571	243
Scentre Group‡	143,964	490
SEEK	8,787	109
Sigma Pharmaceuticals	181,235	147
Sonic Healthcare	10,828	156
South32*	93,414	105
Spotless Group Holdings	120,002	116
Stockland‡	63,610	208
Suncorp Group	34,653	316
Sydney Airport	28,816	148
Tabcorp Holdings	20,800	68
Tatts Group	38,646	112
Telstra	115,733	473
TPG Telecom	7,269	63
Transurban Group	54,880	477
Treasury Wine Estates	20,594	152
Vicinity Centres‡	88,034	215
Vocus Communications	12,489	80
Wesfarmers	30,713	976
Westfield‡	53,505	410
Westpac Banking	90,289	2,101
Woodside Petroleum	20,104	400
Woolworths	34,277	581

		29,661

Austria – 0.2%
ANDRITZ	6,493	357
Erste Group Bank	7,798	219
Oesterreichische Post	9,617	391
OMV	3,784	106
Raiffeisen Bank International*	3,314	50
Voestalpine	2,972	99
Wienerberger	29,602	569

		1,791

Belgium – 0.8%
Ageas	5,274	209
Anheuser-Busch InBev	38,210	4,750
Colruyt	1,889	110
Delhaize Group	2,798	292
Groupe Bruxelles Lambert	2,108	174
KBC Groep*	42,831	2,210
Proximus	4,037	138
Solvay	2,074	208
Telenet Group Holding*	1,509	76
UCB	3,507	268

KP International Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Umicore	2,446	$122

		8,557

Brazil – 1.8%
Ambev	443,563	2,302
B2W Cia Digital*	41,168	163
Banco do Brasil	315,800	1,714
BM&FBovespa - Bolsa de Valores Mercadorias e Futuros	346,600	1,475
Braskem ADR	46,552	601
BRF	78,200	1,117
BTG Pactual Group, Cl Miscellaneous	51,000	248
Cia Energetica de Minas Gerais ADR	278,359	629
Cosan Industria e Comercio	73,100	638
EDP - Energias do Brasil	317,900	1,105
Fibria Celulose	165,500	1,395
FII BTG Pactual Corporate Office Fund, Cl Institutional‡	2,117	61
Fleury	25,000	149
Grendene	139,500	661
JBS	600,500	1,826
Light	118,400	324
LPS Brasil Consultoria de Imoveis*	78,900	56
MRV Engenharia e Participacoes	328,600	1,086
Multiplus	27,000	246
Natura Cosmeticos	62,927	468
Porto Seguro	31,300	237
QGEP Participacoes	82,200	95
Raia Drogasil*	113,000	1,640
Smiles*	8,600	92
Tim Participacoes	97,503	216
TOTVS	46,436	346
Ultrapar Participacoes	41,300	799

		19,689

Canada – 1.3%
Brookfield Asset Management, Cl A	15,653	544
Canadian National Railway	78,042	4,875
Canadian Natural Resources	39,167	1,059
Element Financial	134,442	1,449
Loblaw	32,498	1,820
Rogers Communications, Cl B	21,364	855
Suncor Energy	108,100	3,011

		13,613

Chile – 0.2%
Cia Cervecerias Unidas	50,995	609
Cia Sud Americana de Vapores*	3,215,578	66
Enaex	1,550	16
Enersis Americas ADR	1,650,868	1,122
Enersis Chile* (A)	1,601,974	-
Inversiones La Construccion	4,669	53

Description	Shares	Value (000)
Quinenco	239,445	$440
Sociedad Quimica y Minera de Chile ADR	1,398	29

		2,335

China – 2.5%
361 Degrees International	138,000	43
Agricultural Bank of China, Cl H	453,000	163
Ajisen China Holdings	474,000	176
Alibaba Group Holding ADR*	33,827	2,673
Aupu Group Holding	140,000	33
Baidu ADR*	3,905	745
Bank of China, Cl H	7,712,000	3,201
Bank of Communications, Cl H	1,116,000	734
CECEP COSTIN New Materials Group	1,134,000	91
Changyou.com ADR*	2,671	50
China Construction Bank, Cl H	8,717,000	5,562
China Distance Education Holdings ADR	2,688	40
China Lodging Group ADR	14,351	548
China Ming Yang Wind Power Group ADR*	15,685	38
China Petroleum & Chemical, Cl H	1,242,000	815
China Southern Airlines, Cl H	1,306,000	823
China Telecom, Cl H	5,234,000	2,766
Chongqing Rural Commercial Bank, Cl H	391,000	207
Goodbaby International Holdings	319,000	172
Harbin Electric, Cl H	290,000	117
Kunlun Energy	56,000	49
Leju Holdings ADR	9,889	52
Li Ning*	787,791	363
NetEase ADR	18,731	2,690
New Oriental Education & Technology Group ADR*	71,363	2,468
Peak Sport Products	376,000	92
Powerlong Real Estate Holdings	306,000	64
ReneSola ADR*	35,493	51
Shenzhou International Group Holdings	20,579	112
Sinotruk Hong Kong	632,500	297
TravelSky Technology, Cl H	292,000	478
Tsingtao Brewery, Cl H	72,000	273
Want Want China Holdings	663,996	492
XTEP International Holdings	98,500	53
Yangzijiang Shipbuilding Holdings	47,000	34

		26,565

Colombia – 0.1%
Almacenes Exito	41,817	219
Bancolombia ADR	12,700	434

		653

KP International Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Cyprus – 0.0%
Global Ports Investments GDR*	74,229	$234

Czech Republic – 0.0%
Komercni Banka	800	177

Denmark – 1.8%
AP Moeller - Maersk, Cl B	290	377
Carlsberg, Cl B	31,597	3,011
Chr Hansen Holding	2,780	187
Coloplast, Cl B	39,213	2,971
Danske Bank	25,913	732
DSV	5,371	224
Genmab*	1,480	205
GN Store Nord	51,951	1,086
ISS	10,400	418
Novo Nordisk, Cl B	83,650	4,537
Novozymes, Cl B	6,372	286
Pandora	2,985	391
TDC*	23,000	113
Topdanmark*	7,644	194
Tryg	2,822	55
Vestas Wind Systems	50,433	3,558
William Demant Holding*	11,973	1,204

		19,549

Finland – 0.8%
Amer Sports	11,402	331
Elisa	3,768	147
Fortum	11,585	175
Kone, Cl B	9,121	440
Metso	13,210	315
Neste	3,294	108
Nokia	118,646	705
Nokian Renkaat	12,246	432
Orion, Cl B	2,593	86
Sampo, Cl A	69,344	3,294
Stora Enso, Cl R	15,253	137
Tikkurila	71,513	1,299
UPM-Kymmene	14,593	264
Wartsila, Cl B	12,485	565

		8,298

France – 7.4%
Accor	5,796	246
Aeroports de Paris	803	99
Air France-KLM*	76,707	730
Air Liquide	58,975	6,637
Alstom*	3,892	100
Arkema	1,749	131
Atos	2,459	200
AXA	85,224	2,006
BNP Paribas	51,878	2,611
Bollore	24,406	95
Bouygues	5,655	231
Bureau Veritas	72,852	1,623
Capital Gemini	4,435	417
Carrefour	15,012	413

Description	Shares	Value (000)
Casino Guichard Perrachon	1,610	$92
Christian Dior	1,514	275
Cie de Saint-Gobain	13,068	576
Cie Generale des Etablissements Michelin	5,040	516
CNP Assurances	4,932	77
Credit Agricole	28,397	308
Danone	110,526	7,861
Dassault Systemes	26,888	2,133
Edenred	30,326	589
Electricite de France	7,104	80
Elis*	6,178	120
Engie	240,785	3,737
Essilor International	5,529	683
Eurazeo	998	67
Eurofins Scientific	2,519	924
Eutelsat Communications	4,374	141
Fonciere Des Regions‡	744	70
Gecina‡	965	133
Groupe Eurotunnel	74,658	837
Hermes International	2,064	727
ICADE‡	860	66
Iliad	739	190
Imerys	2,378	166
Ingenico Group	1,548	177
JCDecaux	6,270	274
Kering	2,089	373
Klepierre‡	6,101	292
LafargeHolcim	4,252	200
Lagardere	3,357	89
Legrand	61,861	3,466
L’Oreal	20,850	3,736
LVMH Moet Hennessy Louis Vuitton	33,026	5,656
Natixis	24,692	122
Neopost	11,070	233
Nokia	38,724	229
Numericable-SFR*	2,877	121
Orange	54,193	950
Pernod Ricard	60,574	6,754
Peugeot*	12,222	209
Publicis Groupe	5,079	357
Remy Cointreau	703	53
Renault	5,138	511
Rexel	8,054	115
Safran	8,567	599
Sanofi	36,657	2,956
Schneider Electric	100,171	6,330
SCOR	4,073	145
Societe BIC	764	115
Societe Generale	19,515	721
Sodexo	2,616	282
Suez Environnement	7,843	144
Technip	5,216	289
Thales	8,679	761
TOTAL	66,926	3,051

KP International Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Unibail-Rodamco‡	2,654	$731
Valeo	2,139	333
Vallourec*	8,144	53
Veolia Environnement	12,276	296
Vicat	3,398	220
Vinci	13,089	975
Virbac	335	58
Vivendi	31,308	659
Wendel	722	79
Zodiac Aerospace	28,259	566

		79,187

Germany – 6.4%
adidas	10,792	1,265
Allianz	12,421	2,021
Axel Springer	13,664	737
BASF	43,960	3,316
Bayer	98,412	11,567
Bayerische Motoren Werke	22,263	2,045
Beiersdorf	58,194	5,253
Brenntag	15,118	864
Commerzbank	28,759	250
Continental	2,963	674
CTS Eventim & KGaA	14,087	501
Daimler	26,173	2,006
Deutsche Bank*	37,120	631
Deutsche Boerse	5,166	441
Deutsche Lufthansa	6,188	100
Deutsche Post	26,083	725
Deutsche Telekom	167,442	3,005
Deutsche Wohnen	9,216	287
E.ON	99,418	954
Evonik Industries	3,592	108
Fielmann	3,472	264
Fraport Frankfurt Airport
Services Worldwide	1,196	73
Fresenius & KGaA	10,266	750
Fresenius Medical Care & KGaA	33,544	2,971
GEA Group	9,215	451
Gerresheimer	2,151	169
Hannover Rueck	3,511	409
HeidelbergCement	3,796	325
Henkel & KGaA	2,839	279
HUGO BOSS	1,864	122
Infineon Technologies	30,591	435
K+S	5,005	117
Kabel Deutschland Holding	221	25
LANXESS	2,352	113
Linde	27,512	4,009
MAN	950	103
Merck KGaA	34,317	2,863
METRO	4,680	145
MTU Aero Engines	12,238	1,173
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	4,552	926

Description	Shares	Value (000)
OSRAM Licht	2,286	$118
ProSiebenSat.1 Media	38,193	1,963
RWE*	12,798	166
SAP	96,470	7,804
Siemens	21,544	2,284
Stabilus*	1,283	62
Symrise	10,708	719
Telefonica Deutschland Holding	19,107	104
ThyssenKrupp	9,605	200
TUI	83,139	1,290
United Internet	3,202	161
Volkswagen*	944	137
Vonovia	12,610	453
Zalando* (B)	2,333	77

		68,010

Greece – 0.2%
Aegean Airlines	27,543	266
Alpha Bank AE*	34,567	77
Athens Water Supply & Sewage	11,513	56
Fourlis Holdings*	14,670	48
Grivalia Properties REIC AE‡	38,737	325
Hellenic Petroleum*	8,311	35
Hellenic Telecommunications Organization	34,263	310
Intracom Holdings*	29,411	12
JUMBO*	24,757	335
Motor Oil Hellas Corinth Refineries	68,639	739
OPAP	12,002	84
Public Power*	36,554	131

		2,418

Hong Kong – 4.3%
AIA Group	1,340,800	7,597
ASM Pacific Technology	6,000	47
Bank of East Asia	31,111	116
BOC Hong Kong Holdings	100,000	298
C C Land Holdings	123,000	37
Cathay Pacific Airways	28,000	48
Cheung Kong Infrastructure Holdings	19,000	186
Cheung Kong Property Holdings	101,272	651
China Child Care	338,000	28
China Lesso Group Holdings	326,000	175
China Lilang	66,000	40
China Mengniu Dairy	312,000	497
China Merchants Holdings International	28,696	85
China Mobile	650,000	7,244
China Resources Beer Holdings*	268,805	500
China Unicom Hong Kong	2,036,000	2,688
CK Hutchison Holdings	180,884	2,347
CLP Holdings	51,500	465
CNOOC	271,780	321

KP International Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Daphne International Holdings*	276,000	$37
Dawnrays Pharmaceutical Holdings	72,000	57
Esprit Holdings*	1,134,177	1,058
First Pacific	654,000	488
Future Land Development Holdings	444,000	61
Galaxy Entertainment Group*	64,000	240
Geely Automobile Holdings	1,150,000	569
Genting Singapore	163,000	101
Global Brands Group Holding*	6,546,000	793
Guangdong Yueyun Transportation Company, Cl H	214,500	131
Guangnan Holdings	260,000	31
Guangzhou R&F Properties	596,400	854
Hang Lung Properties	63,000	120
Hang Seng Bank	21,100	373
Henderson Land Development	30,432	187
HK Electric Investments & HK Electric Investments(B)	73,703	65
HKT Trust, Cl Miscellaneous	67,740	93
Hong Kong & China Gas	191,320	358
Hong Kong Exchanges and Clearing	30,943	745
Hongkong & Shanghai Hotels	237,972	252
Hysan Development	18,000	77
Industrial & Commercial Bank of China, Cl H	2,695,000	1,508
Jardine Matheson Holdings	28,200	1,610
Kerry Properties	15,500	43
Li & Fung	2,724,000	1,611
Link‡	61,000	362
Longfor Properties	133,000	190
Melco Crown Entertainment ADR*	2,757	46
MGM China Holdings	23,600	36
MTR	40,765	202
New World Development	176,037	168
Noble Group*	145,000	47
NWS Holdings	38,658	62
PCCW	120,136	78
People’s Insurance Group of China, Cl H	647,000	274
Ping An Insurance Group of China, Cl H	232,000	1,110
Pou Sheng International Holdings*	266,000	58
Power Assets Holdings	37,500	384
Scud Group* (A)	252,000	—
Shangri-La Asia	40,000	46
Sino Land	78,172	124
Sinopec Shanghai Petrochemical, Cl H*	3,076,000	1,558
SJM Holdings	48,000	34
Skyworth Digital Holdings	1,148,000	711

Description	Shares	Value (000)
SmarTone Telecommunications Holdings	72,385	$120
Stella International Holdings	76,948	181
Sun Hung Kai Properties	47,893	585
Swire Pacific, Cl A	15,500	167
Swire Properties	30,000	81
Techtronic Industries	36,000	142
Television Broadcasts	81,400	293
Tencent Holdings	127,100	2,595
Tianjin Port Development Holdings	438,000	67
Tianneng Power International	410,000	366
Tingyi Cayman Islands Holding	139,014	155
Top Spring International Holdings	55,000	25
Uni-President China Holdings	49,000	39
Universal Health International Group Holding*	181,000	20
Weiqiao Textile, Cl H	196,500	142
WH Group* (B)	157,349	114
Wharf Holdings	38,000	208
Wheelock	26,000	116
Wynn Macau*	46,800	72
Yue Yuen Industrial Holdings	21,500	74

		45,884

Hungary – 0.0%
OTP Bank	3,052	77

India – 0.8%
Dr Reddy’s Laboratories ADR	11,273	509
Infosys ADR	260,576	4,957
Tata Motors ADR*	29,098	845
WNS Holdings ADR*	59,150	1,812

		8,123

Indonesia – 0.7%
Adaro Energy	1,540,100	75
Agung Podomoro Land*	4,270,200	96
AKR Corporindo	273,000	143
Bank Negara Indonesia Persero	3,771,200	1,479
Bank Pembangunan Daerah Jawa Barat Dan Banten	2,147,800	156
Bank Pembangunan Daerah Jawa Timur	467,000	17
Bank Tabungan Negara Persero	8,193,200	1,078
Gudang Garam	179,700	885
Japfa Comfeed Indonesia*	739,500	45
Kawasan Industri Jababeka	57,839	1
Matahari Department Store	144,600	200
PT Energi Mega Persada*	13,967,200	53
Telekomunikasi Indonesia Persero	8,354,300	2,095
Unilever Indonesia	44,500	144
United Tractors	562,400	649
XL Axiata*	369,600	111

		7,227

KP International Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Ireland – 0.7%
Bank of Ireland*	5,108,244	$1,482
CRH	27,190	768
DCC	13,532	1,195
Experian	90,017	1,611
Irish Continental Group	77,439	480
Kerry Group, Cl A	4,293	400
Paddy Power	10,260	1,431
Ryanair Holdings ADR*	785	67

		7,434

Israel – 0.4%
Azrieli Group	819	32
Bank Hapoalim	27,850	145
Bank Leumi Le-Israel*	37,389	134
Bezeq The Israeli Telecommunication	51,140	115
Check Point Software Technologies*	26,438	2,313
Delek Group	88	15
Israel Chemicals	12,849	56
Mizrahi Tefahot Bank	3,276	38
Mobileye*	2,382	89
NICE-Systems	1,476	97
Taro Pharmaceutical Industries*	231	33
Teva Pharmaceutical Industries	24,874	1,342

		4,409

Italy – 1.3%
Assicurazioni Generali	31,217	463
Atlantia	11,125	309
Banco Popolare	10,252	71
CNH Industrial	158,634	1,079
Davide Campari-Milano	19,657	197
Enel	192,548	854
Enel Green Power	46,614	100
Eni	178,765	2,706
EXOR	2,847	102
Ferrari	3,292	137
Fiat Chrysler Automobiles*	25,178	203
Finmeccanica*	10,670	135
Intesa Sanpaolo	438,357	1,210
Luxottica Group	40,087	2,212
Mediobanca	14,486	104
Piaggio & C	310,445	659
Prysmian	5,202	118
Saipem*	2,242,063	898
Snam	56,518	354
Telecom Italia*	469,054	474
Terna Rete Elettrica Nazionale	41,384	236
UniCredit	363,043	1,309
Unione di Banche Italiane	25,195	93
UnipolSai	29,438	68

		14,091

Japan – 15.6%
ABC-Mart	700	45

Description	Shares	Value (000)
Acom*	9,400	$47
Aeon	18,200	263
AEON Financial Service	3,100	73
Aeon Mall	3,200	47
Air Water	4,000	59
Aisin Seiki	5,300	200
Ajinomoto	15,000	338
Alfresa Holdings	76,500	1,468
Alps Electric	4,700	82
Amada Holdings	8,500	83
ANA Holdings	29,000	82
Aozora Bank	31,000	108
Asahi Glass	25,000	137
Asahi Group Holdings	10,400	324
Asahi Kasei	34,000	230
Asics	4,100	73
Astellas Pharma	62,500	831
Azbil	13,100	335
Bank of Kyoto	10,000	65
Bank of Yokohama	99,000	457
Benesse Holdings	1,700	49
Bridgestone	17,500	654
Brother Industries	6,200	71
Calbee	2,200	87
Canon*	29,100	867
Casio Computer	5,300	107
Central Japan Railway	3,940	697
Chiba Bank	89,000	444
Chubu Electric Power	17,900	250
Chugai Pharmaceutical	6,300	195
Chugoku Bank	3,800	40
Chugoku Electric Power	7,900	107
Citizen Holdings	7,200	41
Credit Saison	4,300	75
Dai Nippon Printing	14,000	124
Daicel	7,400	101
Daihatsu Motor	5,300	75
Dai-ichi Life Insurance	162,700	1,970
Daiichi Sankyo	17,600	391
Daikin Industries	32,000	2,391
Daito Trust Construction	1,900	270
Daiwa House Industry	16,000	450
Daiwa Securities Group	45,000	277
Denso	137,400	5,523
Dentsu	9,400	472
Don Quijote Holdings	3,000	104
East Japan Railway	30,300	2,614
Eisai	6,720	404
Electric Power Development	3,800	119
FamilyMart	1,700	88
FANUC	22,480	3,491
Fast Retailing	1,500	480
Fuji Electric	14,000	48
Fuji Heavy Industries	15,700	555
Fuji Media Holdings	60,000	658

KP International Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
FUJIFILM Holdings	89,800	$3,552
Fujitsu	203,000	751
Fukuoka Financial Group	22,000	72
GungHo Online Entertainment*	13,500	38
Gunma Bank	9,000	37
Hachijuni Bank	12,000	52
Hakuhodo DY Holdings	5,800	66
Hamamatsu Photonics	3,800	105
Hankyu Hanshin Holdings	31,000	198
Hikari Tsushin	600	46
Hino Motors	7,000	76
Hirose Electric	800	88
Hiroshima Bank	12,000	44
Hisamitsu Pharmaceutical	1,600	72
Hitachi	450,000	2,106
Hitachi Chemical	2,500	45
Hitachi Construction Machinery	3,100	49
Hitachi High-Technologies	2,000	56
Hitachi Metals	6,300	65
Hokuhoku Financial Group	30,000	39
Hokuriku Electric Power	5,000	71
Honda Motor	94,200	2,583
Hoshizaki Electric	1,100	92
Hoya	181,400	6,901
Hulic	7,300	70
Idemitsu Kosan	2,100	37
IHI	40,000	85
Iida Group Holdings	4,000	78
Inpex	139,900	1,062
Isetan Mitsukoshi Holdings	56,500	660
Isuzu Motors	15,500	160
ITOCHU	42,600	525
Itochu Techno-Solutions	1,400	26
Iyo Bank	5,800	38
J Front Retailing	6,300	84
Japan Airlines	3,000	110
Japan Airport Terminal	1,000	36
Japan Exchange Group	15,300	234
Japan Post Bank	11,000	135
Japan Post Holdings	112,500	1,501
Japan Prime Realty Investment‡	23	94
Japan Real Estate Investment‡	37	214
Japan Retail Fund Investment‡	70	168
Japan Tobacco	133,500	5,563
JFE Holdings	76,700	1,033
JGC	6,000	90
Joyo Bank	15,000	51
JSR	4,500	65
JTEKT	5,300	69
JX Holdings	61,500	237
Kajima	22,000	138

Description	Shares	Value (000)
Kakaku.com	3,700	$69
Kamigumi	7,000	66
Kaneka	7,000	60
Kansai Electric Power*	19,800	175
Kansai Paint	6,000	96
Kao	43,900	2,341
Kawasaki Heavy Industries	37,000	107
KDDI	47,600	1,271
Keihan Holdings	13,000	92
Keikyu	13,000	114
Keio	15,000	132
Keisei Electric Railway	7,000	98
Keyence	1,200	655
Kikkoman	4,000	132
Kinden	7,000	86
Kintetsu Group Holdings	51,000	207
Kirin Holdings	171,400	2,403
Kobe Steel	81,000	71
Koito Manufacturing	2,700	122
Komatsu	25,000	426
Konami Holdings	2,400	71
Konica Minolta	12,600	107
Kose	900	88
Kubota	132,000	1,802
Kuraray	9,300	114
Kurita Water Industries	3,100	71
Kyocera	71,300	3,140
Kyowa Hakko Kirin	6,000	96
Kyushu Electric Power*	11,000	105
Kyushu Financial Group	10,000	58
Lawson	1,800	151
LIXIL Group	55,100	1,124
M3	5,200	131
Mabuchi Motor	1,200	56
Makita	3,300	205
Marubeni	45,900	232
Marui Group	46,900	672
Maruichi Steel Tube	1,300	36
Mazda Motor	14,800	230
McDonald’s Holdings Japan	1,700	40
Medipal Holdings	3,500	55
MEIJI Holdings	3,400	273
Minebea	8,000	62
Miraca Holdings	1,300	53
Mitsubishi	75,660	1,282
Mitsubishi Chemical Holdings	35,500	185
Mitsubishi Electric	52,000	545
Mitsubishi Estate	91,000	1,690
Mitsubishi Gas Chemical	11,000	59
Mitsubishi Heavy Industries	301,000	1,118
Mitsubishi Logistics	47,000	617
Mitsubishi Materials	29,000	82
Mitsubishi Motors	17,000	127
Mitsubishi Tanabe Pharma	6,000	104
Mitsubishi UFJ Financial Group	485,000	2,247

KP International Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Mitsubishi UFJ Lease & Finance	12,400	$54
Mitsui	46,000	529
Mitsui Chemicals	23,000	77
Mitsui Fudosan	26,000	649
Mitsui OSK Lines	33,000	67
Mixi	1,200	45
Mizuho Financial Group	1,555,500	2,323
MS&AD Insurance Group Holdings	83,800	2,335
Murata Manufacturing	5,500	663
Nabtesco	3,500	79
Nagoya Railroad	24,000	112
Namco Bandai Holdings	59,400	1,295
NEC	386,000	971
Nexon	3,800	65
NGK Insulators	7,000	129
NGK Spark Plug	4,700	90
NH Foods	19,000	419
NHK Spring	4,200	40
Nidec	6,100	417
Nikon	9,000	138
Nintendo	9,600	1,365
Nippon Building Fund‡	39	230
Nippon Electric Glass	11,000	56
Nippon Express	23,000	105
Nippon Paint Holdings	4,100	91
Nippon Prologis‡	40	90
Nippon Steel & Sumitomo Metal	20,600	396
Nippon Suisan Kaisha	83,600	406
Nippon Telegraph & Telephone	105,100	4,527
Nippon Television Holdings	34,420	568
Nippon Yusen	42,000	81
Nissan Motor	67,000	620
Nisshin Seifun Group	6,200	99
Nissin Foods Holdings	1,700	80
Nitori Holdings	2,100	192
Nitto Denko	4,500	250
NOK	2,500	43
Nomura Holdings	255,700	1,142
Nomura Real Estate Holdings	3,600	67
Nomura Real Estate Master Fund‡	92	137
Nomura Research Institute	3,300	111
NSK	12,300	113
NTT Data	42,900	2,155
NTT DOCOMO	39,000	885
NTT Urban Development	59,800	585
Obayashi	220,000	2,169
Obic	1,860	98
Odakyu Electric Railway	17,000	185
Oji Holdings	21,000	84
Olympus	7,400	288
Omron	5,100	152

Description	Shares	Value (000)
Ono Pharmaceutical	11,000	$466
Onward Holdings	59,000	403
Oracle Japan*	1,000	56
Oriental Land	5,400	383
ORIX	35,400	506
Osaka Gas	49,000	188
Otsuka	1,500	79
Otsuka Holdings	32,700	1,187
Panasonic	59,000	542
Park24	2,700	76
Rakuten*	25,200	243
Recruit Holdings	4,000	122
Resona Holdings	300,840	1,074
Ricoh	19,800	202
Rinnai	1,100	97
Rohm	2,500	105
Ryohin Keikaku	700	148
Sankyo	1,500	56
Sanrio	1,200	23
Santen Pharmaceutical	9,700	146
SBI Holdings	5,100	52
Secom	22,900	1,703
Sega Sammy Holdings	4,600	50
Seibu Holdings	3,000	63
Seiko Epson	7,800	126
Sekisui Chemical	10,700	132
Sekisui House	16,500	278
Seven & i Holdings	72,500	3,087
Seven Bank	16,300	70
Shikoku Electric Power	5,300	71
Shimadzu	7,000	110
Shimamura	600	75
Shimano	2,100	329
Shimizu	75,000	636
Shin-Etsu Chemical	34,500	1,786
Shinsei Bank	52,000	68
Shionogi	7,960	375
Shiseido	36,900	824
Shizuoka Bank	15,000	108
Showa Shell Sekiyu	4,400	39
SMC	1,500	348
SoftBank Group	26,200	1,249
Sohgo Security Services	1,700	92
Sompo Japan Nipponkoa Holdings	34,900	989
Sony	34,400	884
Sony Financial Holdings	4,700	60
Stanley Electric	4,000	90
Sumitomo	31,100	309
Sumitomo Chemical	217,200	982
Sumitomo Dainippon Pharma	78,900	909
Sumitomo Electric Industries	49,200	599
Sumitomo Forestry	14,900	171
Sumitomo Heavy Industries	16,000	66
Sumitomo Metal Mining	13,000	129

KP International Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Sumitomo Mitsui Financial Group	82,100	$2,489
Sumitomo Mitsui Trust Holdings	90,000	264
Sumitomo Realty & Development	10,000	293
Sumitomo Rubber Industries	4,200	65
Suntory Beverage & Food	4,000	180
Suruga Bank	4,900	86
Suzuken	2,200	75
Suzuki Motor	9,900	265
Sysmex	3,920	245
T&D Holdings	14,900	139
Taiheiyo Cement	33,000	76
Taisei	28,000	185
Taisho Pharmaceutical Holdings	900	71
Taiyo Nippon Sanso	4,000	38
Takashimaya	7,000	59
Takeda Pharmaceutical	21,500	981
TDK	3,400	189
Teijin	25,000	87
Terumo	150,900	5,410
THK	3,600	66
Tobu Railway	27,000	135
Toho	2,800	74
Toho Gas	10,000	71
Tohoku Electric Power	97,700	1,260
Tokio Marine Holdings	18,400	621
Tokyo Electric Power*	37,900	208
Tokyo Electron	18,000	1,174
Tokyo Gas	62,000	289
Tokyo Tatemono	5,000	62
Tokyu	31,000	260
Tokyu Fudosan Holdings	13,400	91
TonenGeneral Sekiyu	7,000	63
Toppan Printing	14,000	117
Toray Industries	40,000	341
Toshiba*	111,000	216
TOTO	3,900	122
Toyo Seikan Group Holdings	67,400	1,262
Toyo Suisan Kaisha	23,000	826
Toyoda Gosei	1,700	33
Toyota Industries	11,500	517
Toyota Motor	116,720	6,173
Toyota Tsusho	5,700	129
Trend Micro*	2,700	99
Unicharm	10,400	226
United Urban Investment‡	71	115
USS	5,600	89
West Japan Railway	34,200	2,112
Yahoo Japan	37,300	158
Yakult Honsha	2,300	102
Yamada Denki	103,900	492
Yamaguchi Financial Group	5,000	45
Yamaha	4,600	139

Description	Shares	Value (000)
Yamaha Motor	6,900	$115
Yamato Holdings	60,420	1,206
Yamazaki Baking	3,000	63
Yaskawa Electric	6,400	74
Yokogawa Electric	6,200	64
Yokohama Rubber	2,500	41

		166,429

Luxembourg – 0.2%
Altice, Cl B*	13,488	241
ArcelorMittal*	117,790	533
Millicom International Cellular	6,863	375
O’Key Group GDR	76,540	135
RTL Group	1,045	89
SES	8,831	258
Tenaris	12,380	154
Ternium ADR	6,340	114

		1,899

Macau – 0.0%
Sands China	67,200	274

Malaysia – 0.8%
Allianz Malaysia*	9,000	25
Brem Holding	205,400	48
Carlsberg Brewery Malaysia	16,800	60
Evergreen Fibreboard	1,335,000	346
Guinness Anchor	10,000	36
HeveaBoard	137,300	42
Hong Leong Industries	5,500	10
Hua Yang	51,600	25
Insas	330,800	60
JCY International	2,984,400	558
K&N Kenanga Holdings	85,500	12
KKB Engineering	89,900	40
Kossan Rubber Industries	58,100	90
KSL Holdings	551,500	187
Kulim Malaysia*	81,600	81
Land & General	42,966	4
LBS Bina Group	46,900	19
Malaysia Building Society	215,400	76
Malaysian Pacific Industries	99,100	189
MMC	64,500	36
Muda Holdings	27,100	14
Padini Holdings	633,700	336
Petron Malaysia Refining & Marketing*	174,800	257
Petronas Dagangan	248,600	1,536
Public Bank	73,400	353
Scientex	41,400	138
Shell Refining Federation of Malaya*	68,700	55
Sunway	249,300	200
Sunway Construction Group	500,580	208
Ta Ann Holdings	209,500	271
Top Glove	943,600	1,214
Tropicana	1,047	-
UEM Edgenta	42,200	39
Unisem	1,138,600	648

KP International Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
VS Industry	1,579,200	$486
WTK Holdings	144,300	49
YTL Power International	801,205	304

		8,052

Mexico – 0.9%
Alpek, Cl A	547,451	863
America Movil, Cl L ADR	14,509	225
Axtel*	163,891	81
Controladora Vuela Cia de Aviacion ADR*	107,125	729
Gruma, Cl B	54,588	865
Grupo Aeromexico*	276,892	672
Grupo Aeroportuario del Pacifico, Cl B	102,872	1,379
Grupo Comercial Chedraui	30,562	97
Grupo Financiero Inbursa, Cl O	791,851	1,585
Grupo Financiero Interacciones, Cl O	151,384	858
Industrias Bachoco ADR	267	14
La Comer*	28,448	30
OHL Mexico*	805,976	1,276
Prologis Property Mexico‡	148,150	235
Vitro	41,639	139
Wal-Mart de Mexico	337,725	800

		9,848

Netherlands – 3.8%
Aegon	49,797	274
AerCap Holdings*	2,537	98
Airbus Group	29,655	1,969
Akzo Nobel	87,982	5,997
ASML Holding	12,025	1,222
Boskalis Westminster	21,916	861
Gemalto	2,093	155
Heineken	41,600	3,770
Heineken Holding	2,817	220
ING Groep	460,187	5,566
James Hardie Industries	12,213	167
Koninklijke Ahold	70,856	1,594
Koninklijke DSM	5,033	277
Koninklijke KPN	293,723	1,231
Koninklijke Philips	57,737	1,645
Koninklijke Vopak	1,915	95
NN Group	6,566	215
NXP Semiconductors*	3,654	296
OCI*	1,992	39
QIAGEN*	5,780	129
Randstad Holding	83,229	4,613
Relx	26,615	465
Royal Dutch Shell, Cl A	270,104	6,568
STMicroelectronics	16,656	92
TNT Express*	14,124	127
Unilever	44,281	1,985
Wolters Kluwer	8,125	324

		39,994

Description	Shares	Value (000)
New Zealand – 0.1%
Auckland International Airport	27,258	$121
Contact Energy	21,645	75
Fletcher Building	18,047	98
Meridian Energy	36,344	66
Mighty River Power	15,091	30
Ryman Healthcare	10,544	61
Spark New Zealand	262,447	663

		1,114

Norway – 0.3%
DNB	53,888	637
Gjensidige Forsikring	5,368	92
Norsk Hydro	35,144	145
Orkla	21,257	193
Schibsted, Cl A	27,072	770
Statoil	63,336	997
Telenor	20,200	327
Yara International	4,875	183

		3,344

Panama – 0.0%
Avianca Holdings ADR	3,928	20

Peru – 0.4%
Cia de Minas Buenaventura ADR*	23,903	176
Credicorp	31,318	4,103

		4,279

Philippines – 0.2%
ABS-CBN Holdings	61,800	77
Cebu Air	270,790	526
Energy Development	2,821,000	360
First Gen	459,200	221
Globe Telecom	4,100	198
Lopez Holdings	1,296,700	197
Pepsi-Cola Products Philippines*	352,000	30
San Miguel	144,580	242
Vista Land & Lifescapes	567,600	57

		1,908

Poland – 0.9%
Amica Wronki	2,919	135
AmRest Holdings*	3,856	216
Asseco Poland	16,913	275
Bank Pekao	1,936	85
Budimex	846	44
CD Projekt Red*	15,425	106
Ciech*	17,960	337
Enea	116,797	373
Eurocash	124,953	1,787
Grupa Azoty*	8,446	218
ING Bank Slaski	1,489	48
Orange Polska	321,323	580
PGE	267,090	1,001
Polski Koncern Naftowy Orlen	112,309	2,225
Polskie Gornictwo Naftowe i Gazownictwo	1,337,820	1,908

KP International Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Trakcja*	35,010	$124

		9,462

Portugal – 0.1%
Banco Comercial Portugues, Cl R*	1,245,167	51
Banco Espirito Santo* (A)	46,916	—
EDP-Energias de Portugal	64,605	229
Galp Energia	13,050	164
Jeronimo Martins	6,468	106

		550

Qatar – 0.3%
Barwa Real Estate	142,526	1,416
Doha Bank QSC	7,860	80
Mannai	830	21
Ooredoo QSC	19,911	509
Qatar Fuel QSC	4,233	181
Qatar Gas Transport	15,321	100
Qatar Islamic Bank SAQ	7,532	214
Qatar National Bank SAQ	5,474	212
Qatar Navigation QSC	7,158	180
United Development QSC	36,420	197

		3,110

Russia – 0.3%
Gazprom PAO ADR	295,195	1,274
Globaltrans Investment GDR	13,181	57
Magnitogorsk Iron & Steel Works GDR	93,326	405
Sberbank of Russia ADR	79,122	550
Yandex, Cl A*	39,314	602

		2,888

Singapore – 1.1%
Ascendas‡	58,800	105
CapitaLand	68,000	155
CapitaLand Commercial Trust‡	58,000	63
CapitaLand Mall Trust‡	66,000	102
City Developments	11,000	67
ComfortDelGro	57,000	123
Dairy Farm International Holdings	12,200	74
DBS Group Holdings	440,316	5,023
GL	250,000	162
Global Logistic Properties	83,000	119
Golden Agri-Resources	209,000	64
Great Eastern Holdings	47,600	794
Haw Par	13,600	85
Hongkong Land Holdings	16,400	98
Hutchison Port Holdings Trust, Cl U	145,000	73
Jardine Cycle & Carriage	3,333	99
Keppel	38,000	164
Oversea-Chinese Banking	83,258	546
Sembcorp Industries	25,000	56
Sembcorp Marine	17,000	21
Singapore Airlines	14,000	119
Singapore Exchange	21,000	124
Singapore Press Holdings	41,000	122

Description	Shares	Value (000)
Singapore Technologies Engineering	44,000	$105
Singapore Telecommunications	667,600	1,892
StarHub	15,000	37
Suntec‡	65,000	81
Super Group	121,400	89
United Industrial	24,219	53
United Overseas Bank	48,288	676
UOL Group	11,482	51
Wilmar International	51,000	127

		11,469

South Africa – 1.7%
African Bank Investments* (A)	638,711	—
Anglo American Platinum*	1,848	45
Blue Label Telecoms	149,723	155
Brait*	210,955	2,387
Clicks Group	63,001	414
DRDGOLD	142,266	57
FirstRand	554,962	1,819
Gold Fields ADR	155,647	613
Grindrod	128,622	100
Harmony Gold Mining ADR*	46,860	171
Investec	84,378	628
JSE	16,985	171
KAP Industrial Holdings	396,998	173
Liberty Holdings	21,367	209
MMI Holdings	60,998	103
Mpact	33,448	117
MTN Group	22,700	208
Murray & Roberts Holdings	249,229	212
Old Mutual	117,006	325
Peregrine Holdings	228,876	422
Pick n Pay Holdings	47,024	91
Randgold Resources	2,455	225
Sappi*	223,035	988
Sasol	101,350	3,031
Sibanye Gold	589,050	2,260
SPAR Group	9,998	135
Standard Bank Group	245,922	2,207
Telkom	109,811	428
Wilson Bayly Holmes-Ovcon	12,103	98

		17,792

South Korea – 4.7%
Aekyung Petrochemical	513	25
Asia Paper Manufacturing	1,464	23
BGF retail	6,490	931
BNK Financial Group	13,245	112
CJ	4,611	788
CJ Hellovision	5,458	61
CJ O Shopping	830	144
CKH Food & Health*	116,805	286
Dae Han Flour Mills	104	18
Daehan Steel	13,793	124
Daesung Holdings	3,710	32
DK UIL	3,201	34

KP International Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Dongwon Development	17,700	$70
Dongyang E&P	10,103	122
DRB Industrial	2,883	28
GMB Korea	5,250	22
GS Holdings	5,194	268
GS Home Shopping	520	84
GS Retail	19,743	814
Hana Financial Group	24,006	521
Hanil Cement	880	71
Hanil E-Hwa	4,880	60
Heungkuk Fire & Marine Insurance*	9,159	32
Hite Jinro	8,270	209
Hyosung	4,014	505
Hyundai Motor	5,939	792
Jahwa Electronics	7,284	96
Kangnam Jevisco	920	32
KB Financial Group	10,660	297
Kia Motors	63,165	2,668
KISCO	1,295	51
Korea Electric Power	81,358	4,283
Korea Petrochemical Industries	6,580	1,473
KT	71,014	1,850
KT Skylife	9,103	132
Kwangju Bank	5,257	38
Kyungchang Industrial	16,273	82
LG	3,266	196
LG Chemical	1,649	472
LG Display ADR*	177,864	2,033
LG Electronics	20,164	1,086
LG Innotek	9,391	651
LG Uplus	62,613	605
Lotte Chemical	7,875	2,352
Lotte Shopping	3,283	721
Mcnex	1,654	34
Mobase*	5,272	36
Moorim Paper*	35,210	99
NAVER	1,079	601
RedcapTour	1,671	27
S&T Motiv	1,240	75
S-1, Cl 1	3,347	259
Saeron Automotive	4,310	31
Sam Young Electronics	8,260	85
Samsung Electronics	10,834	12,430
Samsung Fire & Marine Insurance	218	56
Samyang	446	37
SeAH Holdings	225	29
Sejong Industrial	3,340	29
Seoyon	3,086	34
Seoyon Electronics	8,015	26
Sewon Precision Industry	657	12
Shindaeyang Paper	1,116	24
Shinhan Financial Group	29,092	1,031
SK Hynix	119,717	2,947

Description	Shares	Value (000)
SK Innovation	19,502	$2,933
S-Oil	30,886	2,644
Ssangyong Cement Industrial*	10,225	174
Tongyang Life Insurance	19,392	200
Woori Bank	106,196	878
YES24	4,530	33

		50,058

Spain – 1.4%
Abertis Infraestructuras	14,240	234
Acerinox	47,337	549
ACS Actividades de Construccion y Servicios	5,425	162
Aena(B)	1,880	243
Amadeus IT Holding, Cl A	87,426	3,749
Banco Bilbao Vizcaya Argentaria	173,412	1,154
Banco de Sabadell	136,834	246
Banco Popular Espanol	44,463	116
Banco Santander	407,931	1,799
Bankia	121,058	114
Bankinter	17,994	127
CaixaBank	75,291	222
Distribuidora Internacional de Alimentacion	14,617	76
Enagas	5,665	170
Endesa	8,289	159
Ferrovial	13,007	279
Gas Natural SDG	9,139	185
Grifols	7,802	174
Iberdrola	149,813	999
Industria de Diseno Textil	29,745	1,001
International Consolidated Airlines Group	21,229	169
Mapfre	26,348	57
Mediaset Espana Comunicacion	37,346	429
Red Electrica	3,007	261
Repsol	29,364	331
Telefonica*	122,675	1,375
Viscofan	14,481	868
Zardoya Otis	4,333	50

		15,298

Sweden – 1.8%
Alfa Laval	7,830	128
Assa Abloy, Cl B	143,108	2,824
Atlas Copco, Cl A	29,033	713
Boliden	7,028	112
Electrolux	6,287	165
Getinge, Cl B	5,356	123
Hennes & Mauritz, Cl B	123,293	4,111
Hexagon, Cl B	7,068	275
Husqvarna, Cl B	11,887	87
ICA Gruppen	2,024	67
Industrivarden, Cl C	4,708	80
Investment Kinnevik, Cl B	6,152	175
Investor, Cl B	12,331	436
Lundin Petroleum*	6,124	104

KP International Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Modern Times Group, Cl B	13,489	$404
Nordea Bank	123,672	1,188
Oriflame Holding	1,600	32
Sandvik	105,795	1,095
Securitas, Cl B	8,219	136
Skandinaviska Enskilda Banken, Cl A	40,662	388
Skanska, Cl B	10,584	242
SKF, Cl B	10,460	189
Svenska Cellulosa, Cl B	16,183	506
Svenska Handelsbanken, Cl A	159,305	2,028
Swedbank, Cl A	24,831	535
Swedish Match	15,230	517
Tele2, Cl B	8,200	76
Telefonaktiebolaget LM Ericsson, Cl B	156,134	1,564
TeliaSonera	70,554	366
Volvo, Cl B	41,739	459

		19,125

Switzerland – 6.6%
ABB	59,912	1,168
Actelion	2,784	416
Adecco	20,185	1,315
Aryzta	2,344	97
Baloise Holding	1,304	166
Barry Callebaut	56	61
Chocoladefabriken Lindt & Sprungli	31	399
Cie Financiere Richemont	33,509	2,215
Coca-Cola	5,126	109
Credit Suisse Group*	48,341	684
DKSH Holding	1,449	99
Dufry*	1,038	128
EMS-Chemie Holding	221	115
Galenica	110	165
Geberit	6,582	2,459
Givaudan	250	490
Helvetia Holding	233	133
Julius Baer Group	6,213	267
Kuehne + Nagel International	10,219	1,453
LafargeHolcim	8,226	387
Logitech International	39,220	624
Lonza Group	1,473	249
Nestle	218,803	16,349
Novartis	146,237	10,600
Pargesa Holding	788	50
Partners Group Holding	419	168
Roche Holding	58,987	14,520
Schindler Holding	1,750	322
SGS	148	313
Sika	60	237
Sonova Holding	16,380	2,092
Sulzer	338	34
Swatch Group	2,230	382
Swiss Life Holding	879	234
Swiss Prime Site	1,819	160

Description	Shares	Value (000)
Swiss Re	9,611	$889
Swisscom	714	388
Syngenta	2,534	1,055
UBS Group*	506,601	8,162
Zurich Insurance Group	4,103	952

		70,106

Taiwan – 2.6%
AU Optronics ADR	725,037	2,139
ChipMOS TECHNOLOGIES	13,900	242
Chroma ATE	69,000	148
Chunghwa Telecom ADR	61,845	2,088
Delta Electronics	76,516	338
Hon Hai Precision Industry GDR	651,692	2,071
Silicon Motion Technology ADR	1,224	48
Siliconware Precision Industries ADR	93,500	745
Taiwan Semiconductor Manufacturing	921,149	19,180
Teco Electric and Machinery	552,387	451
Yungtay Engineering	368,000	525

		27,975

Thailand – 1.4%
Advanced Information Technology	233,000	204
Amata NVDR	152,100	53
AP Thailand NVDR	1,321,800	229
Asia Aviation*	779,900	128
Bangchak Petroleum NVDR	260,200	216
Bangkok Bank	203,400	1,047
Cal-Comp Electronics Thailand NVDR	1,336,719	120
Delta Electronics Thailand NVDR	278,100	688
Dhipaya Insurance NVDR	16,800	18
GFPT NVDR	1,194,100	411
Hana Microelectronics NVDR	615,200	625
Indorama Ventures	724,600	470
IRPC NVDR	4,200,000	603
Karmarts NVDR	204,900	43
Kasikornbank PLC	46,400	231
KCE Electronics NVDR	525,400	1,179
KGI Securities Thailand NVDR	902,000	92
Krung Thai Bank NVDR	513,200	273
MFEC NVDR	216,800	34
MK Real Estate Development NVDR	283,600	36
Pruksa Real Estate NVDR	102,900	79
PTG Energy NVDR	196,400	78
PTT NVDR	343,100	2,731
PTT Global Chemical NVDR	1,451,100	2,495
Regional Container Lines NVDR	164,800	28
SC Asset NVDR	371,588	35
Siam Cement NVDR	13,500	179
Siamgas & Petrochemicals NVDR	624,900	199

KP International Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
SNC Former NVDR	76,300	$32
Sri Trang Agro-Industry NVDR	106,400	38
Star Petroleum Refining NVDR	450,300	140
SVI NVDR	862,800	130
Syntec Construction NVDR	2,491,000	208
Thai Airways International* NVDR	292,100	123
Thai Oil NVDR	172,100	339
Thai Vegetable Oil NVDR	176,300	117
Thanachart Capital	71,700	77
Tipco Asphalt NVDR	1,445,500	1,027
Tisco Financial Group NVDR	77,900	101
TMB Bank NVDR	4,978,700	357
Vanachai Group NVDR	221,100	76

		15,289

Turkey – 1.3%
Adana Cimento Sanayii, Cl A	51,928	129
Akcansa Cimento	25,134	128
Akfen Gayrimenkul Yatirim Ortakligi‡ *	58,474	33
Albaraka Turk Katilim Bankasi	44,267	26
Anadolu Anonim Turk Sigorta Sirketi	148,517	91
Anadolu Cam Sanayii*	327,928	230
Baticim Bati Anadolu Cimento Sanayii	23,088	52
BIM Birlesik Magazalar	24,458	530
Celebi Hava Servisi	16,773	203
Cimsa Cimento Sanayi ve Ticaret	56,510	317
EGE Seramik Sanayi ve Ticaret	22,722	37
GSD Holdings	389,164	156
Haci Omer Sabanci Holding	474,835	1,641
Petkim Petrokimya Holding	245,923	348
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	85,387	78
Soda Sanayii	333,197	602
Torunlar Gayrimenkul Yatirim Ortakligi‡	184,429	289
Tupras Turkiye Petrol Rafinerileri	35,065	987
Turk Hava Yollari*	920,488	2,545
Turkiye Garanti Bankasi	989,240	2,894
Turkiye Halk Bankasi	244,795	910
Turkiye Is Bankasi, Cl C	919,209	1,520
Turkiye Sise ve Cam Fabrikalari	127,402	165
Vestel Beyaz Esya Sanayi ve Ticaret	112,100	459

		14,370

United Arab Emirates – 0.1%
Aldar Properties PJSC	1,571,364	1,176
National Central Cooling PJSC	111,276	36
Union National Bank PJSC	43,378	44

		1,256

United Kingdom – 15.0%
3i Group	166,235	1,090

Description	Shares	Value (000)
Aberdeen Asset Management	25,907	$103
Admiral Group	42,422	1,208
Aggreko	6,693	104
Amec Foster Wheeler	39,955	258
Anglo American	60,331	472
Anglo American PLC	38,297	304
Antofagasta	27,359	184
ARM Holdings	38,517	561
Ashtead Group	13,104	163
Associated British Foods	9,634	463
AstraZeneca	34,358	1,926
Auto Trader Group(B)	26,972	151
Aviva	108,847	713
Babcock International Group	6,588	90
BAE Systems	253,297	1,852
Barclays PLC	1,720,521	3,707
Barratt Developments	56,611	456
Berendsen	25,813	446
Berkeley Group Holdings	3,660	169
BGEO Group	8,367	244
BHP Billiton	94,950	1,068
BP	842,033	4,234
British American Tobacco	52,485	3,083
British Land‡	26,407	266
BT Group, Cl A	230,438	1,457
Bunzl	79,301	2,304
Burberry Group	12,393	243
Cable & Wireless Communications	617,791	684
Capita	136,826	2,048
Carnival	24,152	1,302
Centrica	159,704	522
Close Brothers Group	8,995	163
Cobham	29,255	91
Compass Group PLC	623,602	10,999
Croda International	3,596	157
Daily Mail & General Trust, Cl A	74,751	747
Delphi Automotive PLC	18,020	1,352
Devro	87,076	368
Diageo PLC	292,758	7,911
Direct Line Insurance Group	38,449	204
Dixons Carphone	25,422	156
easyJet	4,224	92
Fresnillo	5,948	81
G4S	338,760	926
GKN	48,003	199
GlaxoSmithKline	138,010	2,799
Glencore*	588,142	1,329
GVC Holdings*	52,159	378
Hammerson‡	20,428	170
Hargreaves Lansdown	7,300	141
Hays PLC	316,194	549
HomeServe	130,108	805
HSBC Holdings PLC	1,184,075	7,380
ICAP	136,989	934

KP International Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
IG Group Holdings	63,462	$729
IMI	13,476	184
Imperial Brands	26,094	1,448
Inchcape	20,183	210
Informa PLC	58,207	580
Inmarsat	11,730	166
InterContinental Hotels Group	6,561	271
International Personal Finance	123,402	517
Intertek Group	54,572	2,482
Intu Properties‡	24,597	111
Investec	14,278	105
ITV	592,092	2,051
J Sainsbury	34,600	137
Johnson Matthey	5,091	201
Jupiter Fund Management	62,329	366
Just Eat*	64,092	347
Kingfisher	63,471	343
Land Securities Group‡	21,507	339
Legal & General Group	163,068	551
Lloyds Banking Group	3,037,626	2,968
London Stock Exchange Group	8,654	351
Lukoil PJSC ADR	8,034	309
Marks & Spencer Group	44,203	258
Mediclinic International	10,645	137
Meggitt	21,527	126
Merlin Entertainments(B)	237,672	1,582
Michael Page International	30,177	185
Millennium & Copthorne Hotels	14,685	88
Mondi	10,290	197
Moneysupermarket.com Group	146,599	669
National Express Group	33,124	163
National Grid	101,896	1,445
Next	4,004	310
Non-Standard Finance* (B)	159,267	165
Northgate	17,597	102
Old Mutual	135,841	377
Paddy Power Betfair	9,663	1,347
Pearson	22,403	282
Persimmon	8,525	255
Petrofac	15,525	205
Pets at Home Group	115,181	445
Provident Financial	41,019	1,747
Prudential PLC	181,934	3,400
Reckitt Benckiser Group PLC	111,136	10,742
RELX	113,086	2,102
Rexam	108,659	989
Rightmove	46,492	2,812
Rio Tinto PLC	119,157	3,346
Rolls-Royce Holdings PLC	356,988	3,496
Royal Bank of Scotland Group*	96,043	307
Royal Mail	23,295	161
RSA Insurance Group	26,596	182

Description	Shares	Value (000)
SABMiller	26,432	$1,616
Sage Group	29,963	271
Schroders	3,327	128
Segro‡	19,796	117
Serco Group PLC*	493,171	726
Severn Trent	6,180	193
Shire	16,165	919
Sky PLC	335,783	4,938
Smith & Nephew	36,068	595
Smiths Group PLC	179,846	2,779
South32*	48,396	55
Spectris	21,358	566
Sports Direct International*	6,310	34
SSE	27,140	582
SSP Group	188,095	783
St. James’s Place	25,873	341
Stagecoach Group	139,144	504
Standard Chartered PLC	141,529	961
Standard Life	53,187	272
Tate & Lyle	13,078	109
Taylor Wimpey	90,563	248
Tesco*	399,351	1,101
Thomas Cook Group*	390,361	521
Travis Perkins	6,470	170
Unilever	80,630	3,651
United Utilities Group	18,683	248
Vodafone Group PLC	904,699	2,874
Weir Group	5,874	93
WH Smith	30,979	809
Whitbread	4,929	280
William Hill	23,519	110
WM Morrison Supermarkets	58,641	167
Wolseley	6,848	387
Worldpay Group* (B)	27,913	110
WPP PLC	459,008	10,727

		160,179

United States – 0.5%
Consumer Discretionary – 0.5%
Yum! Brands	59,988	4,911

Consumer Staples – 0.0%
Gruma, Cl B	27,136	429

Energy – 0.0%
Tsakos Energy Navigation	33,852	209

Information Technology – 0.0%
Genpact*	4,818	131

		5,680

Total Common Stock (Cost $1,087,520) (000)		1,029,750

Preferred Stock — 0.5%
Alpargatas	277,498	602
Banco Bradesco	19,180	144
Banco do Estado do Rio Grande do Sul	189,200	419
Bayerische Motoren Werke	1,400	112

KP International Equity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (000)
Centrais Eletricas Brasileiras*	43,300	$126
Cia Brasileira de Distribuicao	11,776	164
Cia de Gas de Sao Paulo, Cl A	2,100	23
Cia de Transmissao de Energia Eletrica Paulista	3,200	43
Cia Energetica de Minas Gerais	267,700	598
Cia Paranaense de Energia	43,600	345
CJ	1,220	103
Eletropaulo Metropolitana Eletricidade de Sao Paulo, Cl B*	72,300	161
Embotelladora Andina	14,922	49
FUCHS PETROLUB	1,729	77
Henkel & KGaA	4,759	525
Itausa - Investimentos Itau	165,229	372
Porsche Automobil Holding	4,270	220
Vale	40,700	129
Volkswagen	12,269	1,562

Total Preferred Stock (Cost $8,412) (000)		5,774

Participation Notes — 0.1%
HSBC Bank (Axis Bank), Expires 7/21/2017*	28,143	189
HSBC Bank (Bank of Baroda), Expires 6/30/2016*	55,716	124
HSBC Bank (Bharti Airtel), Expires 8/1/2016*	70,490	373
HSBC Bank (CESC), Expires 3/31/2017*	58,190	415

Total Participation Notes (Cost $1,210) (000)		1,101

Short-Term Investment (C) — 1.7%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.444%	18,365,173	18,365
Total Short-Term Investment (Cost $18,365) (000)		18,365

Total Investments — 98.9% (Cost $1,115,507) (000)†		$1,054,990

Percentages are based on Net Assets of $1,066,516 (000).

A list of the open futures contracts held by the Fund at March 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation
E-MINI MSCI Future	218	Jun-2016	$107

For the period ended March 31, 2016, the total number of all open futures contracts, as presented in the table above, are representative of the average volume of activity for this derivative type during the period.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of March 31, 2016, was $0 (000) and represented 0.00% of net assets.
(B)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of such securities as of March 31, 2016, was $2,507 and represented 0.24% of net assets.
(C)	The rate reported is the 7-day effective yield as of March 31, 2016.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PLC — Public Limited Company

†	At March 31, 2016, the tax cost basis of the Fund’s investments was $1,115,507 (000), and the unrealized appreciation and depreciation were $76,601 (000) and $(137,118) (000), respectively.

The following is a list of the level of inputs used as of March 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$1,029,750	$-	$-	$1,029,750
Preferred Stock	5,671	103	-	5,774
Participation Notes	-	1,101	-	1,101
Short-Term Investment	18,365	-	-	18,365

Total Investments in Securities	$1,053,786	$1,204	$-	$1,054,990

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Appreciation	$107	$-	$-	$107

Total Other Financial Instruments	$107	$-	$-	$107

**	Futures contracts are valued at the unrealized appreciation on the instrument.
^	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments in at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended March 31, 2016, there were transfers between Level 1 and Level 2 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended March 31, 2016, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as ‘‘-‘‘ are $0 or have been rounded to $0.

KP Fixed Income Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Face Amount (000)	Value (000)
U.S. Treasury Obligations — 29.1%
U.S. Treasury Bonds
4.750%, 02/15/37 - 02/15/37	$6,830	$9,668
3.000%, 05/15/45 - 11/15/45	11,150	12,032
2.875%, 08/15/45 - 08/15/45	6,332	6,660
U.S. Treasury Notes
8.000%, 11/15/21 - 11/15/21	1,000	1,361
3.625%, 02/15/20 - 02/15/21	4,600	5,088
3.375%, 11/15/19 - 11/15/19	2,000	2,168
2.750%, 11/15/23 - 02/15/24	3,350	3,628
2.625%, 11/15/20 - 11/15/20	1,500	1,595
2.500%, 08/15/23 - 05/15/24	2,500	2,662
2.375%, 08/15/24 - 08/15/24	2,150	2,264
2.250%, 04/30/21 - 11/15/25	6,244	6,516
2.125%, 08/15/21 - 05/15/25	6,925	7,191
2.000%, 09/30/20 - 08/15/25	18,272	18,810
1.875%, 11/30/21 - 10/31/22	4,750	4,866
1.750%, 09/30/19 - 05/15/23	12,530	12,767
1.625%, 03/31/19 - 02/15/26	29,257	29,573
1.500%, 08/31/18 - 03/31/23	17,896	18,060
1.375%, 06/30/18 - 01/31/21	49,135	49,615
1.250%, 11/15/18 - 03/31/21	7,678	7,740
1.125%, 01/15/19 - 02/28/21	11,232	11,209
1.000%, 03/15/18 - 09/30/19	9,620	9,660
0.875%, 04/15/17 - 10/15/18	22,424	22,468
0.750%, 06/30/17 - 02/15/19	14,588	14,592
0.625%, 05/31/17 - 04/30/18	19,350	19,326
0.500%, 07/31/17 - 07/31/17	4,900	4,888

Total U.S. Treasury Obligations (Cost $280,400) (000)		284,407

Corporate Obligations — 28.0%
Consumer Discretionary – 2.1%
21st Century Fox America
4.750%, 09/15/44	666	690
4.500%, 02/15/21	100	110
3.700%, 09/15/24	120	126
Amazon.com
1.200%, 11/29/17	200	200
American Honda Finance
2.450%, 09/24/20	100	103
1.200%, 07/14/17	100	100
0.950%, 05/05/17	100	100
Atento Luxco
7.375%, 01/29/20 (A)	220	203
AutoZone
2.500%, 04/15/21	100	100
Bed Bath & Beyond
3.749%, 08/01/24	25	25
CBS
3.375%, 03/01/22	150	155
Cleveland Clinic Foundation
4.858%, 01/01/14	321	336
Comcast
4.200%, 08/15/34	1,460	1,543
3.375%, 02/15/25	275	293
3.150%, 03/01/26	50	52
3.125%, 07/15/22	150	159
2.750%, 03/01/23	100	103

Description	Face Amount (000)	Value (000)
Delphi
4.150%, 03/15/24	$40	$41
Delphi Automotive
3.150%, 11/19/20	100	102
Diageo Capital
5.750%, 10/23/17	200	213
Discovery Communications
5.050%, 06/01/20	100	107
Dollar General
4.150%, 11/01/25	25	26
ERAC USA Finance
2.350%, 10/15/19 (A)	2,052	2,055
Expedia
4.500%, 08/15/24	100	101
Ford Motor Credit
3.000%, 06/12/17	200	203
2.375%, 03/12/19	400	402
2.240%, 06/15/18	200	200
1.684%, 09/08/17	200	199
1.461%, 03/27/17	2,146	2,143
Gap
5.950%, 04/12/21	100	108
General Motors
6.250%, 10/02/43	697	744
3.500%, 10/02/18	200	205
General Motors Financial
4.300%, 07/13/25	100	99
4.000%, 01/15/25	100	97
3.700%, 11/24/20	824	840
3.150%, 01/15/20	150	150
3.100%, 01/15/19	400	405
Grupo Televisa
7.250%, 05/14/43	2,840	135
6.125%, 01/31/46	230	244
Home Depot
4.400%, 04/01/21	100	112
2.000%, 06/15/19	200	204
Johnson Controls
4.625%, 07/02/44	265	256
3.625%, 07/02/24	43	44
Kohl’s
4.000%, 11/01/21	100	105
Latam Airlines Pass-Through Trust
4.200%, 11/15/27 (A)	460	400
Lowe’s
4.625%, 04/15/20	100	110
Macy’s Retail Holdings
3.625%, 06/01/24	100	98
Magna International
3.625%, 06/15/24	50	50
Marriott International
3.125%, 10/15/21	100	102
Mattel
2.350%, 05/06/19	100	101
McDonald’s
5.350%, 03/01/18	100	108
3.375%, 05/26/25	100	104
2.750%, 12/09/20	20	21
NBCUniversal Media
4.375%, 04/01/21	100	112

KP Fixed Income Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Face Amount (000)	Value (000)
Newell Rubbermaid
5.500%, 04/01/46	$486	$528
4.000%, 12/01/24	50	51
3.150%, 04/01/21	836	859
Omnicom Group
4.450%, 08/15/20	100	109
O’Reilly Automotive
3.550%, 03/15/26	50	51
QVC
4.450%, 02/15/25	65	63
Scripps Networks Interactive
2.750%, 11/15/19	100	100
Staples
2.750%, 01/12/18	100	101
Starbucks
3.850%, 10/01/23	150	164
Target
2.900%, 01/15/22	200	212
Time Warner
4.875%, 03/15/20	100	110
4.850%, 07/15/45	552	562
4.750%, 03/29/21	100	110
3.600%, 07/15/25	575	590
2.100%, 06/01/19	100	101
Time Warner Cable
8.250%, 04/01/19	200	233
7.300%, 07/01/38	208	244
4.000%, 09/01/21	100	104
TJX
2.750%, 06/15/21	100	104
Toyota Motor Credit
4.250%, 01/11/21	100	111
2.750%, 05/17/21	100	104
1.550%, 07/13/18	100	101
Viacom
4.250%, 09/01/23	100	103
2.200%, 04/01/19	100	100
Walt Disney
3.150%, 09/17/25	100	108
2.550%, 02/15/22	100	103
1.850%, 05/30/19	150	153
Whirlpool
4.000%, 03/01/24	60	63
Wyndham Worldwide
4.250%, 03/01/22	50	52

		20,538

Consumer Staples – 1.7%
Altria Group
9.250%, 08/06/19	200	247
Anheuser-Busch InBev Finance
4.900%, 02/01/46	869	971
4.700%, 02/01/36	648	700
3.650%, 02/01/26	350	368
2.650%, 02/01/21	2,365	2,430
2.150%, 02/01/19	200	205
1.250%, 01/17/18	100	101
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	100	116
5.375%, 01/15/20	100	113
2.500%, 07/15/22	100	101

Description	Face Amount (000)	Value (000)
Beam Suntory
1.875%, 05/15/17	$100	$101
Bunge Finance
3.200%, 06/15/17	100	101
Clorox
3.500%, 12/15/24	50	52
Coca-Cola
3.300%, 09/01/21	100	108
3.200%, 11/01/23	100	107
2.875%, 10/27/25	50	52
2.450%, 11/01/20	50	52
1.875%, 10/27/20	50	51
Coca-Cola Femsa
2.375%, 11/26/18	150	152
Colgate-Palmolive
1.750%, 03/15/19	100	102
ConAgra Foods
1.900%, 01/25/18	100	100
Costco Wholesale
1.700%, 12/15/19	100	102
CVS Health
5.750%, 06/01/17	100	105
4.875%, 07/20/35	662	738
4.000%, 12/05/23	150	165
3.875%, 07/20/25	120	130
3.375%, 08/12/24	100	105
2.250%, 12/05/18	150	154
Dr Pepper Snapple Group
3.400%, 11/15/25	150	155
General Mills
5.650%, 02/15/19	100	111
JM Smucker
2.500%, 03/15/20	100	101
Kellogg
4.000%, 12/15/20	100	108
Kimberly-Clark
2.750%, 02/15/26	100	102
Kraft Foods Group
6.875%, 01/26/39	175	224
3.500%, 06/06/22	125	131
Kraft Heinz Foods
3.950%, 07/15/25 (A)	150	160
2.800%, 07/02/20 (A)	150	154
1.600%, 06/30/17 (A)	1,265	1,269
Kroger
6.400%, 08/15/17	100	107
3.300%, 01/15/21	100	106
Mead Johnson Nutrition
3.000%, 11/15/20	30	31
Mondelez International
4.000%, 02/01/24	150	161
PepsiCo
7.900%, 11/01/18	200	233
3.600%, 03/01/24	100	110
2.850%, 02/24/26	100	102
1.250%, 04/30/18	100	101
Philip Morris International
5.650%, 05/16/18	250	273
4.500%, 03/26/20	100	111
3.375%, 08/11/25	100	108

KP Fixed Income Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Face Amount (000)	Value (000)
Procter & Gamble
3.100%, 08/15/23	$100	$107
1.900%, 11/01/19	100	103
Reynolds American
8.125%, 06/23/19	100	119
4.450%, 06/12/25	150	165
2.300%, 08/21/17	1,813	1,849
Sysco
4.500%, 04/01/46	331	337
3.300%, 07/15/26	357	362
2.600%, 10/01/20	50	51
2.500%, 07/15/21	372	376
1.900%, 04/01/19	30	30
Tyson Foods
4.500%, 06/15/22	150	164
Unilever Capital
2.200%, 03/06/19	100	103
USJ Acucar e Alcool
9.875%, 11/09/19 (A)	340	106
Walgreens Boots Alliance
3.300%, 11/18/21	100	103
2.700%, 11/18/19	100	102
Wal-Mart Stores
4.250%, 04/15/21	125	140
3.300%, 04/22/24	150	162
1.125%, 04/11/18	200	202

		16,368

Energy – 3.6%
Anadarko Petroleum
6.600%, 03/15/46	327	334
6.375%, 09/15/17	978	1,025
4.850%, 03/15/21	805	813
4.500%, 07/15/44	440	345
Apache
3.250%, 04/15/22	100	96
Baker Hughes
7.500%, 11/15/18	150	168
Boardwalk Pipelines
4.950%, 12/15/24	50	46
BP Capital Markets
3.535%, 11/04/24	250	256
3.062%, 03/17/22	100	102
2.750%, 05/10/23	100	98
2.315%, 02/13/20	125	126
2.237%, 05/10/19	100	101
Cameron International
1.400%, 06/15/17	50	49
Canadian Natural Resources
6.750%, 02/01/39	388	354
5.700%, 05/15/17	100	103
3.450%, 11/15/21	876	811
Cenovus Energy
3.000%, 08/15/22	1,183	1,052
Chevron
2.355%, 12/05/22	150	150
2.193%, 11/15/19	90	92
1.961%, 03/03/20	150	152
1.718%, 06/24/18	100	101
Chevron Phillips Chemical
1.700%, 05/01/18 (A)	837	831

Description	Face Amount (000)	Value (000)
CNOOC Curtis Funding No. 1
4.500%, 10/03/23 (A)	$950	$1,007
CNOOC Finance 2015 USA
3.500%, 05/05/25	200	197
Columbia Pipeline Group
2.450%, 06/01/18 (A)	100	99
ConocoPhillips
6.000%, 01/15/20	100	111
4.950%, 03/15/26	668	697
4.200%, 03/15/21	1,018	1,063
4.150%, 11/15/34	187	167
3.350%, 11/15/24	100	97
Devon Energy
2.250%, 12/15/18	150	140
Ecopetrol
5.875%, 09/18/23	100	99
Enable Midstream Partners
2.400%, 05/15/19	50	44
Enbridge
5.600%, 04/01/17	100	101
Enbridge Energy Partners
5.875%, 10/15/25	100	101
Energy Transfer Partners
3.600%, 02/01/23	100	87
2.500%, 06/15/18	150	145
Enterprise Products Operating
3.350%, 03/15/23	100	100
2.550%, 10/15/19	200	200
EOG Resources
3.150%, 04/01/25	100	97
2.625%, 03/15/23	100	95
Exxon Mobil
3.043%, 03/01/26	50	51
2.726%, 03/01/23	35	36
2.709%, 03/06/25	150	151
2.222%, 03/01/21	20	20
1.819%, 03/15/19	150	152
1.708%, 03/01/19	50	51
1.439%, 03/01/18	30	30
Fermaca Enterprises
6.375%, 03/30/38 (A)	193	182
Halliburton
3.500%, 08/01/23	100	101
2.700%, 11/15/20	100	101
Hess
8.125%, 02/15/19	50	55
5.600%, 02/15/41	501	445
Husky Energy
4.000%, 04/15/24	100	95
Kinder Morgan
5.300%, 12/01/34	645	555
5.050%, 02/15/46	663	564
3.050%, 12/01/19	50	49
2.000%, 12/01/17	200	198
Kinder Morgan Energy Partners
3.950%, 09/01/22	250	240
3.500%, 03/01/21	20	19
Magellan Midstream Partners
4.250%, 02/01/21	100	105
Marathon Oil
2.800%, 11/01/22	150	122

KP Fixed Income Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Face Amount (000)	Value (000)
Marathon Petroleum
4.750%, 09/15/44	$450	$360
3.400%, 12/15/20	784	771
MPLX
4.875%, 12/01/24 (A)	100	92
4.000%, 02/15/25	25	22
Nabors Industries
5.100%, 09/15/23	100	78
National Oilwell Varco
2.600%, 12/01/22	100	85
Noble Energy
8.250%, 03/01/19	1,029	1,132
4.150%, 12/15/21	200	200
Occidental Petroleum
3.400%, 04/15/26	70	71
3.125%, 02/15/22	100	103
2.600%, 04/15/22	859	866
Odebrecht Drilling Norbe VIII
6.350%, 06/30/21 (A)	330	104
ONEOK Partners
3.375%, 10/01/22	100	90
Pertamina Persero
6.450%, 05/30/44 (A)	370	360
6.000%, 05/03/42 (A)	540	493
5.250%, 05/23/21 (A)	265	277
Petroleos de Venezuela
9.000%, 11/17/21	660	245
6.000%, 11/15/26 (A)	665	205
Petroleos Mexicanos
8.000%, 05/03/19	250	279
6.875%, 08/04/26 (A)	50	54
6.375%, 02/04/21 (A)	240	229
5.625%, 01/23/46	819	688
5.500%, 02/04/19 (A)	990	929
4.875%, 01/24/22	350	347
3.500%, 07/23/20	755	692
Petronas Capital
4.500%, 03/18/45 (A)	200	207
3.500%, 03/18/25 (A)	200	204
3.125%, 03/18/22 (A)	455	464
Phillips 66
2.950%, 05/01/17	100	102
Phillips 66 Partners
3.605%, 02/15/25	25	23
Pioneer Natural Resources
3.450%, 01/15/21	100	99
Plains All American Pipeline
4.650%, 10/15/25	1,053	974
3.850%, 10/15/23	150	134
2.600%, 12/15/19	880	833
Regency Energy Partners
4.500%, 11/01/23	1,682	1,484
Schlumberger Investment
3.650%, 12/01/23	100	104
Shell International Finance
3.250%, 05/11/25	150	151
2.000%, 11/15/18	200	203
1.625%, 11/10/18	200	201
Spectra Energy Partners
3.500%, 03/15/25	100	97
State Oil of the Azerbaijan Republic
4.750%, 03/13/23	1,045	917

Description	Face Amount (000)	Value (000)
Statoil
3.700%, 03/01/24	$100	$104
2.450%, 01/17/23	125	121
2.250%, 11/08/19	150	152
Suncor Energy
6.500%, 06/15/38	225	242
6.100%, 06/01/18	769	822
Total Capital Canada
2.750%, 07/15/23	100	100
Total Capital International
2.100%, 06/19/19	100	101
1.550%, 06/28/17	200	201
TransCanada PipeLines
6.350%, 05/15/67 (B)	100	68
4.875%, 01/15/26	100	105
2.500%, 08/01/22	100	95
1.625%, 11/09/17	919	921
Valero Energy
9.375%, 03/15/19	29	35
3.650%, 03/15/25	100	98
Western Gas Partners
2.600%, 08/15/18	100	95
Williams Partners
5.250%, 03/15/20	1,317	1,262
4.900%, 01/15/45	590	422
3.600%, 03/15/22	200	164

		35,251

Financials – 10.5%
Abbey National Treasury Services
2.375%, 03/16/20	100	100
1.650%, 09/29/17	100	100
Aflac
3.625%, 06/15/23	100	105
African Development Bank
1.375%, 02/12/20	100	100
0.875%, 05/15/17	205	205
AIA Group
4.500%, 03/16/46 (A)	410	412
Alexandria Real Estate Equities
2.750%, 01/15/20	50	50
Alleghany
4.950%, 06/27/22	100	110
American Express
7.000%, 03/19/18	150	165
American Express Credit
2.375%, 05/26/20	100	101
2.250%, 08/15/19	150	152
1.875%, 11/05/18	150	151
American Honda Finance
1.700%, 02/22/19	25	25
American International Group
4.800%, 07/10/45	658	650
3.900%, 04/01/26	670	672
3.375%, 08/15/20	150	155
3.300%, 03/01/21	150	153
2.300%, 07/16/19	100	101
American Tower
4.700%, 03/15/22	150	162
3.400%, 02/15/19	100	103
Ameriprise Financial
5.300%, 03/15/20	100	112

KP Fixed Income Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Face Amount (000)	Value (000)
Andina de Fomento
4.375%, 06/15/22	$100	$110
Aon
5.000%, 09/30/20	100	111
Ares Capital
3.875%, 01/15/20	60	61
Asian Development Bank
2.000%, 01/22/25	100	100
1.750%, 03/21/19	100	102
1.625%, 08/26/20	300	302
1.375%, 01/15/19	100	101
1.125%, 06/05/18	150	151
0.750%, 07/28/17	100	100
Assurant
4.000%, 03/15/23	74	75
Australia & New Zealand Banking
Group NY
2.700%, 11/16/20	250	257
AvalonBay Communities
3.500%, 11/15/24	100	104
Banco de Costa Rica
5.250%, 08/12/18(A)	540	547
Banco Nacional de Costa Rica
4.875%, 11/01/18 (A)	350	348
Bank of America
5.700%, 01/24/22	100	115
4.450%, 03/03/26	1,177	1,213
4.200%, 08/26/24	165	168
4.100%, 07/24/23	100	105
4.000%, 01/22/25	100	100
3.950%, 04/21/25	100	99
2.650%, 04/01/19	450	458
2.625%, 10/19/20	350	352
2.250%, 04/21/20	250	248
2.050%, 12/07/18	3,104	3,132
2.000%, 01/11/18	150	151
1.950%, 05/12/18	1,223	1,225
1.750%, 06/05/18	250	250
1.700%, 08/25/17	140	140
Bank of Georgia
7.750%, 07/05/17	330	339
Bank of Montreal
1.800%, 07/31/18	50	50
1.400%, 04/10/18	200	200
Bank of New York Mellon
3.550%, 09/23/21	100	107
3.000%, 02/24/25	100	101
2.500%, 04/15/21	100	102
2.450%, 11/27/20	50	51
2.100%, 08/01/18	200	203
Bank of Nova Scotia
2.800%, 07/21/21	100	103
2.450%, 03/22/21	722	727
2.050%, 10/30/18	100	101
1.950%, 01/15/19	50	50
1.300%, 07/21/17	100	100
Barclays
3.650%, 03/16/25	200	188
2.875%, 06/08/20	250	246
Barrick North America Finance
5.750%, 05/01/43	350	317
4.400%, 05/30/21	150	153

Description	Face Amount (000)	Value (000)
BB&T
2.450%, 01/15/20	$100	$102
Berkshire Hathaway
3.125%, 03/15/26	1,326	1,359
3.000%, 02/11/23	150	156
2.750%, 03/15/23	2,323	2,369
Berkshire Hathaway Finance
1.600%, 05/15/17	150	151
BlackRock
5.000%, 12/10/19	100	112
BMCE Bank
6.250%, 11/27/18	200	209
BNP Paribas
4.250%, 10/15/24	200	203
2.375%, 05/21/20	200	201
Boston Properties
4.125%, 05/15/21	956	1,024
3.850%, 02/01/23	100	105
3.700%, 11/15/18	100	105
3.650%, 02/01/26	1,055	1,095
BPCE
2.500%, 07/15/19	250	254
Branch Banking & Trust
1.000%, 04/03/17	250	250
Brixmor Operating Partnership
3.875%, 08/15/22	30	29
Camden Property Trust
3.500%, 09/15/24	100	101
Capital One
1.650%, 02/05/18	1,737	1,724
Capital One Bank USA
2.150%, 11/21/18	250	250
Capital One Financial
4.200%, 10/29/25	100	101
3.200%, 02/05/25	50	50
2.450%, 04/24/19	100	101
CBL & Associates
5.250%, 12/01/23	150	142
Charles Schwab
4.450%, 07/22/20	100	110
Chubb
5.750%, 05/15/18	100	110
Chubb INA Holdings
3.350%, 05/15/24	100	105
Citigroup
4.600%, 03/09/26	971	996
4.400%, 06/10/25	1,088	1,109
3.750%, 06/16/24	100	104
3.500%, 05/15/23	100	100
3.300%, 04/27/25	100	100
2.700%, 03/30/21	1,673	1,685
2.650%, 10/26/20	100	101
2.500%, 07/29/19	100	101
2.400%, 02/18/20	100	100
2.150%, 07/30/18	70	70
1.800%, 02/05/18	500	500
1.700%, 04/27/18	100	100
Citizens Financial Group
4.300%, 12/03/25	100	103
CME Group
3.000%, 03/15/25	150	152

KP Fixed Income Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Face Amount (000)	Value (000)
CNA Financial
5.875%, 08/15/20	$100	$112
Comerica
2.125%, 05/23/19	50	49
Commonwealth Bank of Australia
2.250%, 03/13/19	250	254
Cooperatieve Centrale Raiffeisen- Boerenleenbank
3.875%, 02/08/22	300	320
2.250%, 01/14/20	250	252
Cooperatieve Rabobank UA
2.500%, 01/19/21	2,051	2,070
Council of Europe Development Bank
1.750%, 11/14/19	100	102
1.125%, 05/31/18	150	150
Credit Suisse Group Funding Guernsey
3.125%, 12/10/20 (A)	250	249
Credit Suisse New York
3.625%, 09/09/24	250	253
1.700%, 04/27/18	250	249
Crown Castle International
5.250%, 01/15/23	100	108
Danske Bank
2.800%, 03/10/21 (A)	339	343
DDR
3.500%, 01/15/21	100	101
Deutsche Bank
6.000%, 09/01/17	100	105
3.700%, 05/30/24	85	84
2.950%, 08/20/20	100	100
1.875%, 02/13/18	250	249
Development Bank of Kazakhstan
4.125%, 12/10/22 (A)	970	864
Digital Realty Trust
3.625%, 10/01/22	100	99
Discover Bank
2.000%, 02/21/18	250	249
Duke Realty
3.750%, 12/01/24	100	99
ERP Operating
4.625%, 12/15/21	120	134
European Bank for Reconstruction & Development
1.750%, 11/26/19	150	152
1.500%, 03/16/20	200	201
European Investment Bank
3.250%, 01/29/24	250	275
2.250%, 08/15/22	250	257
2.125%, 10/15/21	200	205
1.875%, 03/15/19	150	153
1.750%, 06/17/19	300	305
1.625%, 12/18/18	300	303
1.375%, 06/15/20	150	150
1.250%, 05/15/18	250	251
1.125%, 09/15/17	650	652
1.000%, 08/17/17	200	200
0.875%, 04/18/17	250	250
Export Credit Bank of Turkey
5.875%, 04/24/19 (A)	200	210

Description	Face Amount (000)	Value (000)
Export-Import Bank of India
4.000%, 01/14/23	$270	$281
Fifth Third Bancorp
2.875%, 07/27/20	250	253
Financiera de Desarrollo
4.750%, 02/08/22 (A)	440	455
FMS Wertmanagement AoeR
1.750%, 03/17/20	200	203
Goldman Sachs Group
6.150%, 04/01/18	500	541
5.750%, 01/24/22	300	346
4.250%, 10/21/25	200	203
4.000%, 03/03/24	200	210
3.750%, 05/22/25	2,644	2,709
3.625%, 01/22/23	673	694
2.750%, 09/15/20	75	76
2.600%, 04/23/20	100	101
2.550%, 10/23/19	200	203
Hartford Financial Services Group
5.125%, 04/15/22	100	112
HCP
5.375%, 02/01/21	200	218
Hospitality Properties Trust
5.250%, 02/15/26	100	100
5.000%, 08/15/22	100	104
Host Hotels & Resorts
3.750%, 10/15/23	100	98
HSBC Finance
6.676%, 01/15/21	100	115
HSBC Holdings
4.300%, 03/08/26	950	982
4.250%, 08/18/25	200	198
4.000%, 03/30/22	100	105
3.400%, 03/08/21	1,904	1,943
HSBC USA
2.625%, 09/24/18	150	152
1.500%, 11/13/17	150	150
1.300%, 06/23/17	200	200
Huntington National Bank
2.000%, 06/30/18	250	250
Hyundai Capital America
3.000%, 03/18/21 (A)	2,143	2,165
IDBI Bank
4.125%, 04/23/20	410	417
Industrial & Commercial Bank of China
2.905%, 11/13/20	250	254
ING Bank
2.000%, 11/26/18 (A)	1,309	1,313
Inter-American Development Bank
2.125%, 01/15/25	125	127
1.875%, 06/16/20	450	458
1.750%, 04/14/22	150	151
1.000%, 07/14/17	100	100
Intercontinental Exchange
4.000%, 10/15/23	150	157

KP Fixed Income Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Face Amount (000)	Value (000)
International Bank for Reconstruction & Development
2.500%, 11/25/24	$100	$105
2.250%, 06/24/21	50	52
2.125%, 02/13/23	100	103
1.875%, 03/15/19	400	407
1.625%, 03/09/21	350	351
1.250%, 07/26/19	100	100
1.000%, 11/15/17	500	501
0.875%, 04/17/17	250	250
International Bank of Azerbaijan
5.625%, 06/11/19	200	185
International Finance
1.625%, 07/16/20	100	101
1.250%, 07/16/18	100	101
0.875%, 06/15/18	300	299
Intesa Sanpaolo
5.250%, 01/12/24	250	270
Jefferies Group
6.875%, 04/15/21	100	113
JPMorgan Chase
6.000%, 01/15/18	300	323
3.900%, 07/15/25	250	265
3.625%, 05/13/24	100	104
3.375%, 05/01/23	200	201
3.300%, 04/01/26	1,333	1,344
3.125%, 01/23/25	150	150
2.750%, 06/23/20	100	102
2.550%, 10/29/20	530	536
2.250%, 01/23/20	1,587	1,600
1.800%, 01/25/18	250	251
1.700%, 03/01/18	250	251
KeyCorp
5.100%, 03/24/21	150	166
KFW
2.500%, 11/20/24	150	156
2.125%, 01/17/23	250	256
1.875%, 04/01/19	750	764
1.500%, 04/20/20	350	352
1.000%, 01/26/18	900	899
0.875%, 12/15/17	400	400
Kimco Realty
3.200%, 05/01/21	50	51
Landwirtschaftliche Rentenbank
2.375%, 06/10/25	100	103
1.750%, 04/15/19	100	102
1.000%, 04/04/18	200	200
Lazard Group
3.750%, 02/13/25	50	46
Liberty Property
4.125%, 06/15/22	100	104
Lima Metro Line 2 Finance
5.875%, 07/05/34 (A)	230	229
Lloyds Bank
3.500%, 05/14/25	200	207
2.000%, 08/17/18	200	200
Loews
2.625%, 05/15/23	100	99
Magyar Export-Import Bank
4.000%, 01/30/20 (A)	450	456
Manufacturers & Traders Trust
1.400%, 07/25/17	250	249

Description	Face Amount (000)	Value (000)
Marsh & McLennan
2.350%, 09/10/19	$75	$76
MetLife
3.600%, 04/10/24	150	155
1.903%, 12/15/17	89	89
Metropolitan Life Global Funding I
1.300%, 04/10/17 (A)	2,266	2,269
MFB Magyar Fejlesztesi Bank
6.250%, 10/21/20 (A)	200	221
Mitsubishi UFJ Financial Group
3.850%, 03/01/26	200	208
Moody’s
2.750%, 07/15/19	100	103
Morgan Stanley
4.875%, 11/01/22	100	108
4.000%, 07/23/25	1,118	1,169
3.875%, 01/27/26	265	276
3.700%, 10/23/24	150	155
2.800%, 06/16/20	100	102
2.650%, 01/27/20	100	102
2.500%, 01/24/19	250	254
2.375%, 07/23/19	550	556
1.875%, 01/05/18	200	201
MUFG Union Bank
2.125%, 06/16/17	250	251
Nasdaq
5.250%, 01/16/18	85	90
National Australia Bank
2.625%, 07/23/20	250	256
National Retail Properties
4.000%, 11/15/25	35	36
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	150	183
2.700%, 02/15/23	1,008	1,024
National Savings Bank
8.875%, 09/18/18 (A)	490	511
Nomura Holdings
2.750%, 03/19/19	150	152
Nordic Investment Bank
1.125%, 03/19/18	200	201
Oesterreichische Kontrollbank
1.125%, 05/29/18	150	150
0.750%, 05/19/17	150	150
Pelabuhan Indonesia III
4.875%, 10/01/24 (A)	200	202
PLA Administradora Industrial S de RL
5.250%, 11/10/22 (A)	200	193
PNC Bank
2.400%, 10/18/19	250	255
1.800%, 11/05/18	250	251
Power Sector Assets & Liabilities Management
7.390%, 12/02/24 (A)	330	439
Pricoa Global Funding I
1.900%, 09/21/18 (A)	602	604
Principal Financial Group
3.400%, 05/15/25	100	99

KP Fixed Income Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Face Amount (000)	Value (000)
Private Export Funding
3.250%, 06/15/25	$100	$107
2.250%, 03/15/20	200	206
Prudential Financial
7.375%, 06/15/19	100	116
5.625%, 06/15/43 (B)	100	102
5.375%, 05/15/45 (B)	100	99
Realty Income
3.250%, 10/15/22	100	99
Regions Financial
3.200%, 02/08/21	50	50
Royal Bank of Canada
2.200%, 07/27/18	150	152
2.150%, 03/15/19	200	203
2.000%, 12/10/18	50	50
Royal Bank of Scotland Group
6.400%, 10/21/19	100	112
Santander Holdings USA
2.650%, 04/17/20	100	99
Santander UK Group Holdings
3.125%, 01/08/21	100	101
Scentre Group Trust 1
3.250%, 10/28/25 (A)	1,231	1,207
Senior Housing Properties Trust
3.250%, 05/01/19	150	150
Simon Property Group
3.375%, 10/01/24	125	131
3.300%, 01/15/26	100	104
2.200%, 02/01/19	150	152
Societe Generale
5.625%, 11/24/45 (A)	526	513
Standard Chartered Bank
7.280%, 06/05/19 (A)	25,000	376
Sumitomo Mitsui Banking
1.950%, 07/23/18	250	251
Sumitomo Mitsui Financial Group
3.784%, 03/09/26	50	51
2.934%, 03/09/21	250	255
SunTrust Banks
2.900%, 03/03/21	50	51
2.500%, 05/01/19	50	50
Svensk Exportkredit
1.875%, 06/17/19	200	204
Svenska Handelsbanken
2.450%, 03/30/21	2,078	2,097
1.625%, 03/21/18	250	251
Synchrony Financial
4.500%, 07/23/25	100	103
3.000%, 08/15/19	100	101
TD Ameritrade Holding
2.950%, 04/01/22	200	204
Toronto-Dominion Bank
2.500%, 12/14/20	100	102
2.125%, 07/02/19	2,207	2,205
1.950%, 04/02/20 (A)	473	476
1.625%, 03/13/18	150	150
Travelers
3.900%, 11/01/20	100	109
Turkiye Vakiflar Bankasi Tao
5.000%, 10/31/18 (A)	520	531

Description	Face Amount (000)	Value (000)
UBS
2.350%, 03/26/20	$250	$253
1.375%, 06/01/17	1,584	1,582
UDR
4.625%, 01/10/22	712	770
4.000%, 10/01/25	50	52
Unum Group
4.000%, 03/15/24	50	50
US Bancorp
2.950%, 07/15/22	300	308
1.950%, 11/15/18	100	101
Ventas Realty
4.250%, 03/01/22	100	106
3.750%, 05/01/24	50	50
2.700%, 04/01/20	100	100
Vornado Realty
2.500%, 06/30/19	100	101
Voya Financial
2.900%, 02/15/18	100	102
WEA Finance
3.250%, 10/05/20 (A)	1,076	1,099
Wells Fargo
5.625%, 12/11/17	500	536
4.900%, 11/17/45	881	946
4.125%, 08/15/23	200	213
3.550%, 09/29/25	100	105
3.300%, 09/09/24	100	103
3.000%, 01/22/21	200	204
2.600%, 07/22/20	250	256
2.550%, 12/07/20	85	87
Welltower
5.250%, 01/15/22	100	109
Westpac Banking
4.875%, 11/19/19	200	221
2.600%, 11/23/20	150	153
2.250%, 01/17/19	100	101
Weyerhaeuser
4.625%, 09/15/23	100	106
WP Carey
4.600%, 04/01/24	50	51
XLIT
5.750%, 10/01/21	74	84

		102,853

Health Care – 1.6%
Abbott Laboratories
2.550%, 03/15/22	150	153
AbbVie
4.500%, 05/14/35	253	263
3.200%, 11/06/22	250	258
1.800%, 05/14/18	1,799	1,811
Actavis
1.875%, 10/01/17	100	100
Actavis Funding
4.550%, 03/15/35	607	625
3.800%, 03/15/25	190	198
3.450%, 03/15/22	150	156
3.000%, 03/12/20	1,309	1,346
2.350%, 03/12/18	80	81
Aetna
2.750%, 11/15/22	150	150

KP Fixed Income Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Face Amount (000)	Value (000)
AmerisourceBergen
3.400%, 05/15/24	$100	$102
Amgen
5.700%, 02/01/19	250	279
3.625%, 05/22/24	150	158
3.125%, 05/01/25	100	101
Anthem
3.300%, 01/15/23	200	202
AstraZeneca
2.375%, 11/16/20	150	153
1.950%, 09/18/19	100	101
Baxalta
3.600%, 06/23/22 (A)	100	102
Becton Dickinson
3.875%, 05/15/24	100	107
1.800%, 12/15/17	100	100
Biogen
3.625%, 09/15/22	100	106
Boston Scientific
3.375%, 05/15/22	100	102
2.850%, 05/15/20	100	102
Bristol-Myers Squibb
2.000%, 08/01/22	100	101
Cardinal Health
3.200%, 03/15/23	100	103
Celgene
3.875%, 08/15/25	100	105
2.250%, 05/15/19	100	102
2.125%, 08/15/18	200	202
Cigna
4.000%, 02/15/22	100	106
City of Hope
5.623%, 11/15/43	538	642
Covidien International Finance
6.000%, 10/15/17	100	107
Eli Lilly
1.250%, 03/01/18	100	101
Express Scripts Holding
4.750%, 11/15/21	100	109
3.900%, 02/15/22	150	156
1.250%, 06/02/17	55	55
Gilead Sciences
3.500%, 02/01/25	100	106
2.550%, 09/01/20	200	206
2.350%, 02/01/20	20	20
1.850%, 09/04/18	20	20
GlaxoSmithKline Capital
2.850%, 05/08/22	100	105
2.800%, 03/18/23	125	129
Howard Hughes Medical Institute
3.500%, 09/01/23	150	159
Humana
3.850%, 10/01/24	100	105
Johnson & Johnson
2.450%, 12/05/21	100	104
1.125%, 11/21/17	100	100
Laboratory Corp of America Holdings
2.625%, 02/01/20	100	100
McKesson
2.284%, 03/15/19	100	101

Description	Face Amount (000)	Value (000)
Medtronic
4.625%, 03/15/45	$445	$498
4.375%, 03/15/35	773	837
3.500%, 03/15/25	100	107
2.750%, 04/01/23	200	205
2.500%, 03/15/20	150	155
1.375%, 04/01/18	75	76
Merck
2.750%, 02/10/25	200	205
1.850%, 02/10/20	150	153
Mylan
3.750%, 12/15/20 (A)	100	102
Novartis Capital
3.400%, 05/06/24	100	107
3.000%, 11/20/25	50	52
Novartis Securities Investment
5.125%, 02/10/19	100	111
NYU Hospitals Center
5.750%, 07/01/43	288	348
Perrigo
4.000%, 11/15/23	200	203
Pfizer
5.200%, 08/12/20	100	115
3.000%, 06/15/23	100	106
1.500%, 06/15/18	100	101
1.100%, 05/15/17	100	100
Quest Diagnostics
2.500%, 03/30/20	150	151
Sanofi
1.250%, 04/10/18	125	126
St. Jude Medical
2.800%, 09/15/20	150	153
Stryker
3.500%, 03/15/26	25	26
3.375%, 11/01/25	50	51
2.000%, 03/08/19	30	30
Teva Pharmaceutical Finance
2.950%, 12/18/22	150	151
Thermo Fisher Scientific
3.600%, 08/15/21	100	103
2.400%, 02/01/19	150	152
UnitedHealth Group
3.750%, 07/15/25	50	54
3.350%, 07/15/22	100	106
2.875%, 03/15/22	100	104
2.700%, 07/15/20	130	135
2.300%, 12/15/19	50	51
1.900%, 07/16/18	60	61
Zimmer Biomet Holdings
3.150%, 04/01/22	200	203
Zoetis
3.250%, 02/01/23	50	49

		15,287

Industrials – 2.1%
3M
1.625%, 06/15/19	100	101
ABB Finance USA
2.875%, 05/08/22	150	154
Air Lease
3.375%, 01/15/19	150	150

KP Fixed Income Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Face Amount (000)	Value (000)
American Airlines Pass-Through Trust
4.950%, 01/15/23	$168	$180
Boeing
2.350%, 10/30/21	150	154
Burlington Northern Santa Fe
5.650%, 05/01/17	100	105
4.450%, 03/15/43	544	585
3.050%, 03/15/22	100	105
Canadian National Railway
5.550%, 03/01/19	100	111
Canadian Pacific Railway
2.900%, 02/01/25	100	97
Caterpillar
3.900%, 05/27/21	50	55
3.400%, 05/15/24	100	105
CSX
7.375%, 02/01/19	100	115
Danaher
3.350%, 09/15/25	30	32
1.650%, 09/15/18	120	122
Deere
2.600%, 06/08/22	150	153
Dover
4.300%, 03/01/21	100	110
DP World
6.850%, 07/02/37 (A)	440	449
Eaton
2.750%, 11/02/22	200	200
Emerson Electric
2.625%, 02/15/23	100	101
Eskom Holdings
5.750%, 01/26/21 (A)	650	598
FedEx
3.200%, 02/01/25	100	102
GATX
2.500%, 07/30/19	150	149
GE Capital International Funding
2.342%, 11/15/20 (A)	450	461
General Dynamics
2.250%, 11/15/22	100	101
General Electric
5.250%, 12/06/17	500	536
General Electric Capital
4.650%, 10/17/21	150	171
3.450%, 05/15/24	100	108
Georgian Railway
7.750%, 07/11/22 (A)	900	956
Honeywell International
4.250%, 03/01/21	125	140
Illinois Tool Works
1.950%, 03/01/19	100	101
Ingersoll-Rand Global Holding
4.250%, 06/15/23	100	108
John Deere Capital
3.350%, 06/12/24	100	104
2.800%, 03/04/21	2,785	2,833
1.350%, 01/16/18	100	100
Kazakhstan Temir Zholy Finance
6.375%, 10/06/20 (A)	730	718

Description	Face Amount (000)	Value (000)
Koninklijke Philips
5.750%, 03/11/18	$100	$107
L-3 Communications
5.200%, 10/15/19	125	133
Lockheed Martin
2.900%, 03/01/25	100	101
2.500%, 11/23/20	150	154
Masco
4.375%, 04/01/26	338	344
3.500%, 04/01/21	327	330
Norfolk Southern
3.250%, 12/01/21	100	104
Northrop Grumman
3.250%, 08/01/23	50	52
Owens Corning
4.200%, 12/01/24	100	100
PACCAR Financial
1.400%, 11/17/17	55	55
Parker-Hannifin
3.300%, 11/21/24	150	158
Pentair Finance
3.625%, 09/15/20	100	101
Pitney Bowes
4.625%, 03/15/24	100	102
Precision Castparts
2.500%, 01/15/23	150	151
Raytheon
2.500%, 12/15/22	150	154
Red de Carreteras de Occidente
9.000%, 06/10/28 (A)	6,100	355
Republic Services
3.550%, 06/01/22	150	158
Roper Technologies
2.050%, 10/01/18	100	101
Ryder System
2.550%, 06/01/19	95	95
Siemens Financieringsmaatschappij
1.450%, 05/25/18 (A)	1,259	1,263
Southwest Airlines
2.750%, 11/06/19	50	51
Stanley Black & Decker
2.900%, 11/01/22	100	102
TTX
2.250%, 02/01/19 (A)	620	628
Union Pacific
3.646%, 02/15/24	100	108
3.250%, 08/15/25	100	107
United Parcel Service
5.125%, 04/01/19	100	111
3.125%, 01/15/21	45	48
United Technologies
3.100%, 06/01/22	100	106
1.800%, 06/01/17	150	152
1.550%, 05/04/18 (C)	3,974	3,983
Verisk Analytics
4.000%, 06/15/25	50	50
Waste Management
3.500%, 05/15/24	100	105

		20,139

KP Fixed Income Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Face Amount (000)	Value (000)
Information Technology – 1.4%
Alibaba Group Holding
3.600%, 11/28/24	$1,007	$1,016
2.500%, 11/28/19	250	252
Amphenol
1.550%, 09/15/17	100	100
Apple
4.650%, 02/23/46	1,231	1,344
3.450%, 05/06/24	100	107
3.250%, 02/23/26	135	141
2.700%, 05/13/22	200	207
2.400%, 05/03/23	200	201
2.250%, 02/23/21	50	51
2.100%, 05/06/19	300	308
1.700%, 02/22/19	20	20
1.000%, 05/03/18	100	100
Applied Materials
2.625%, 10/01/20	50	52
Arrow Electronics
3.500%, 04/01/22	100	100
Automatic Data Processing
2.250%, 09/15/20	50	51
Baidu
4.125%, 06/30/25	310	323
3.250%, 08/06/18	200	205
Cisco Systems
4.950%, 02/15/19	100	110
4.450%, 01/15/20	200	222
3.625%, 03/04/24	100	110
3.500%, 06/15/25	50	54
2.950%, 02/28/26	50	52
2.200%, 02/28/21	200	204
Corning
1.500%, 05/08/18	100	100
eBay
2.875%, 08/01/21	150	152
EMC
3.375%, 06/01/23	100	84
Fidelity National Information Services
5.000%, 10/15/25	100	108
3.500%, 04/15/23	150	150
Fiserv
2.700%, 06/01/20	100	102
Google
3.375%, 02/25/24	100	109
Harris
2.700%, 04/27/20	35	35
Hewlett Packard Enterprise
4.900%, 10/15/25 (A)	1,026	1,056
3.600%, 10/15/20 (A)	150	156
2.850%, 10/05/18 (A)	100	102
HP
4.650%, 12/09/21	100	106
Intel
3.700%, 07/29/25	25	27
3.300%, 10/01/21	100	108
2.700%, 12/15/22	250	258
2.450%, 07/29/20	60	62

Description	Face Amount (000)	Value (000)
International Business Machines
3.625%, 02/12/24	$100	$107
3.450%, 02/19/26	50	52
2.875%, 11/09/22	150	156
2.250%, 02/19/21	50	51
1.875%, 08/01/22	150	148
1.625%, 05/15/20	150	151
1.125%, 02/06/18	100	100
Juniper Networks
4.500%, 03/15/24	50	51
Keysight Technologies
3.300%, 10/30/19	100	101
KLA-Tencor
3.375%, 11/01/19	150	152
Microsoft
4.000%, 02/08/21	150	168
3.625%, 12/15/23	100	109
2.375%, 02/12/22	200	206
1.625%, 12/06/18	150	153
Motorola Solutions
3.500%, 09/01/21	100	99
NetApp
3.375%, 06/15/21	50	50
Oracle
2.950%, 05/15/25	100	102
2.500%, 05/15/22	150	153
2.375%, 01/15/19	150	156
2.250%, 10/08/19	200	206
1.200%, 10/15/17	150	151
QUALCOMM
3.000%, 05/20/22	100	104
1.400%, 05/18/18	100	101
Seagate HDD Cayman
4.750%, 01/01/25	100	78
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/22	50	52
Texas Instruments
1.000%, 05/01/18	100	100
Tyco Electronics Group
2.350%, 08/01/19	50	51
Visa
4.300%, 12/14/45	1,021	1,117
3.150%, 12/14/25	200	209
2.200%, 12/14/20	100	102
Western Digital
7.375%, 04/01/23 (A)	1,265	1,290
Western Union
2.875%, 12/10/17	100	102
Xerox
4.500%, 05/15/21	150	152
Xilinx
2.125%, 03/15/19	50	50

		14,175

Materials – 0.6%
Air Products & Chemicals
3.350%, 07/31/24	100	105
Airgas
3.650%, 07/15/24	100	101
Barrick
4.100%, 05/01/23	32	31

KP Fixed Income Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Face Amount (000)	Value (000)
BHP Billiton Finance USA
6.500%, 04/01/19	$125	$141
5.000%, 09/30/43	539	548
CF Industries
7.125%, 05/01/20	100	114
Dow Chemical
8.550%, 05/15/19	225	268
DuPont (E.I.) De Nemours
4.625%, 01/15/20	100	110
2.800%, 02/15/23	100	100
Eastman Chemical
2.400%, 06/01/17	100	101
Ecolab
3.250%, 01/14/23	100	103
Goldcorp
3.700%, 03/15/23	50	49
International Paper
7.950%, 06/15/18	125	141
LyondellBasell Industries
5.000%, 04/15/19	250	267
Mexichem
5.875%, 09/17/44 (A)	260	233
Monsanto
2.125%, 07/15/19	100	101
Nacional del Cobre de Chile
4.875%, 11/04/44 (A)	392	364
4.500%, 09/16/25 (A)	310	316
3.875%, 11/03/21 (A)	340	348
3.000%, 07/17/22 (A)	200	193
Newmont Mining
3.500%, 03/15/22	100	99
OCP
5.625%, 04/25/24 (A)	410	426
Packaging Corp of America
3.650%, 09/15/24	100	99
Potash Corp of Saskatchewan
3.625%, 03/15/24	100	101
PPG Industries
2.300%, 11/15/19	100	101
Praxair
3.000%, 09/01/21	150	158
Rio Tinto Finance USA
3.750%, 06/15/25	100	98
2.250%, 12/14/18	243	244
1.625%, 08/21/17	100	99
Sherwin-Williams
3.450%, 08/01/25	100	101
Southern Copper
3.875%, 04/23/25	30	29
Vale Overseas
6.875%, 11/21/36	125	98
4.375%, 01/11/22	250	213
WestRock RKT
4.450%, 03/01/19	100	105

		5,705

Telecommunication Services – 1.4%
America Movil
5.000%, 03/30/20	200	221

Description	Face Amount (000)	Value (000)
AT&T
5.650%, 02/15/47	$200	$221
5.150%, 03/15/42	191	193
5.000%, 03/01/21	200	223
4.450%, 04/01/24	100	108
4.300%, 12/15/42	429	393
4.125%, 02/17/26	200	211
3.600%, 02/17/23	3,482	3,617
3.400%, 05/15/25	150	150
3.000%, 06/30/22	195	198
2.625%, 12/01/22	125	124
2.450%, 06/30/20	250	253
1.400%, 12/01/17	100	100
British Telecommunications
2.350%, 02/14/19	140	143
CCO Safari II
6.384%, 10/23/35 (A)	539	595
4.464%, 07/23/22 (A)	100	105
3.579%, 07/23/20 (A)	1,488	1,520
Deutsche Telekom International Finance
6.750%, 08/20/18	100	112
Digicel Group
7.125%, 04/01/22 (A)	400	311
Ooredoo International Finance
3.875%, 01/31/28 (A)	458	448
Orange
4.125%, 09/14/21	100	109
RELX Capital
3.125%, 10/15/22	100	100
Rogers Communications
6.800%, 08/15/18	50	56
Telefonica Emisiones
3.192%, 04/27/18	250	256
Thomson Reuters
6.500%, 07/15/18	100	110
Verizon Communications
5.150%, 09/15/23	375	433
4.672%, 03/15/55	357	343
4.522%, 09/15/48	416	416
4.500%, 09/15/20	250	276
4.272%, 01/15/36	1,398	1,391
3.650%, 09/14/18	150	158
2.625%, 02/21/20	200	206
1.350%, 06/09/17	100	100
Vodafone Group
1.500%, 02/19/18	150	150

		13,350

Utilities – 3.0%
Abengoa Transmision
6.875%, 04/30/43 (A)	250	248
American Electric Power
1.650%, 12/15/17	150	149
Arizona Public Service
3.150%, 05/15/25	50	52
Berkshire Hathaway Energy
3.750%, 11/15/23	100	107
1.100%, 05/15/17	150	150
CenterPoint Energy Houston Electric
2.250%, 08/01/22	100	98

KP Fixed Income Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Face Amount (000)	Value (000)
CMS Energy
6.250%, 02/01/20	$100	$115
Comision Federal de Electricidad
6.125%, 06/16/45 (A)	675	670
4.875%, 01/15/24 (A)	215	221
Consolidated Edison Company of New York
5.850%, 04/01/18	100	108
Dominion Gas Holdings
4.600%, 12/15/44	141	139
2.800%, 11/15/20	150	153
2.500%, 12/15/19	464	471
Dominion Resources
1.900%, 06/15/18	1,148	1,150
0.000%, 04/01/21 (C)	135	138
DTE Energy
2.400%, 12/01/19	100	101
Duke Energy
5.050%, 09/15/19	200	219
3.950%, 10/15/23	150	159
2.100%, 06/15/18	50	50
Duke Energy Carolinas
2.500%, 03/15/23	1,629	1,647
Empresa Nacional de Electricidad
4.250%, 04/15/24	50	52
Entergy
5.125%, 09/15/20	100	110
4.000%, 07/15/22	50	53
Eversource Energy
2.500%, 03/15/21	1,905	1,930
Exelon
5.625%, 06/15/35	243	274
2.850%, 06/15/20	200	204
1.550%, 06/09/17	778	777
FirstEnergy Transmission
5.450%, 07/15/44 (A)	654	682
Florida Power & Light
3.250%, 06/01/24	150	159
ITC Holdings
5.300%, 07/01/43	657	675
3.650%, 06/15/24	25	25
Jersey Central Power & Light
4.300%, 01/15/26 (A)	972	1,013
Kansas City Power & Light
3.650%, 08/15/25	100	103
Majapahit Holding BV
7.750%, 01/20/20 (A)	190	217
Metropolitan Edison
7.700%, 01/15/19	100	112
NextEra Energy Capital Holdings
2.700%, 09/15/19	1,402	1,417
2.300%, 04/01/19	677	681
2.056%, 09/01/17	1,418	1,426
NiSource Finance
6.400%, 03/15/18	105	114
Northern States Power
2.600%, 05/15/23	100	102
2.200%, 08/15/20	50	51
NSTAR Electric
2.375%, 10/15/22	100	100

Description	Face Amount (000)	Value (000)
Oncor Electric Delivery
7.000%, 09/01/22	$100	$124
5.300%, 06/01/42	200	233
4.550%, 12/01/41	820	847
ONE Gas
2.070%, 02/01/19	74	74
Pacific Gas & Electric
3.500%, 10/01/20	150	159
2.950%, 03/01/26	50	51
PECO Energy
3.150%, 10/15/25	100	104
Perusahaan Gas Negara Persero
5.125%, 05/16/24 (A)	450	461
PPL Capital Funding
3.500%, 12/01/22	150	156
Progress Energy
7.750%, 03/01/31	946	1,285
Public Service Electric & Gas
3.050%, 11/15/24	25	26
2.300%, 09/15/18	100	102
Puget Energy
6.500%, 12/15/20	100	116
Sempra Energy
9.800%, 02/15/19	3,339	4,016
3.750%, 11/15/25	100	102
3.550%, 06/15/24	100	102
Southern
2.750%, 06/15/20	100	102
2.450%, 09/01/18	200	203
2.150%, 09/01/19	877	881
1.300%, 08/15/17	1,071	1,067
Southern California Edison
3.500%, 10/01/23	150	160
Southern Power
5.250%, 07/15/43	380	370
1.850%, 12/01/17	470	473
TransAlta
1.900%, 06/03/17	31	30
Union Electric
3.500%, 04/15/24	150	160
Virginia Electric & Power
3.100%, 05/15/25	100	103
WEC Energy Group
6.250%, 05/15/67 (B)	100	81
1.650%, 06/15/18	789	789
Wisconsin Public Service
1.650%, 12/04/18	30	30
Xcel Energy
1.200%, 06/01/17	1,015	1,013

		29,842

Total Corporate Obligations (Cost $270,839) (000)		273,508

Mortgage-Backed Securities — 16.8%
Agency Mortgage-Backed Obligations – 15.1%
FHLMC
4.500%, 08/01/40-08/01/41	517	566
4.000%, 04/15/41-04/15/41	5,895	6,292
3.500%, 04/01/41-04/01/41	12,185	12,755
3.000%, 04/15/43-04/15/43	5,575	5,708

KP Fixed Income Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Face Amount (000)	Value (000)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K048, Cl A2
3.284%, 06/25/25 - 06/25/25 (B)	$1,023	$1,101
3.241%, 09/25/24 - 09/25/24	523	563
3.171%, 10/25/24 - 10/25/24	541	578
3.010%, 07/25/25 - 07/25/25	328	347
2.995%, 12/25/25 - 12/25/25	526	553
FNMA
5.500%, 07/01/34 - 08/01/37	2,613	2,957
5.000%, 12/01/34 - 12/01/34	162	180
4.500%, 04/14/33 - 10/01/42	13,492	14,711
4.000%, 04/01/39 - 12/01/45	25,028	26,816
3.500%, 04/01/41 - 01/01/46	23,774	24,988
3.000%, 04/25/26 - 01/01/43	10,441	10,848
2.500%, 04/25/27 - 04/25/27	6,555	6,729
GNMA
4.000%, 01/20/46 - 01/20/46	6,691	7,166
3.500%, 04/15/41 - 04/15/41	12,910	13,644
3.000%, 04/15/43 - 04/15/43	10,460	10,835

		147,337

Non-Agency Mortgage-Backed Obligations – 1.7%
Alternative Loan Trust, Ser 2003- 22CB, Cl 3A1
6.000%, 12/25/33 - 12/25/33	1,085	1,085
5.750%, 10/25/33 - 10/25/33	96	99
Banc of America Commercial Mortgage Trust, Ser 2006-6, Cl A3
5.369%, 10/10/45 - 10/10/45	21	21
3.705%, 09/15/48 - 09/15/48	230	246
Banc of America Funding, Ser 2005-4, Cl 1A3
5.500%, 08/25/35 - 08/25/35	35	35
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl A4
3.762%, 06/10/48 - 06/10/48	294	315
Citigroup Mortgage Loan Trust, Ser 2015-2, Cl 1A1
0.636%, 06/25/47 - 06/25/47 (A) (B)	537	471
COMM Mortgage Trust, Ser 2015- LC21, Cl A4
3.708%, 07/10/48-07/10/48	291	311
Commercial Mortgage Pass- Through Trust, Ser 2012-9W57, Cl A
2.365%, 02/10/29 - 02/10/29 (A)	2,289	2,303
Commercial Mortgage Trust, Ser 2013-CR11, Cl A3
3.983%, 10/10/46 - 10/10/46	610	668
3.178%, 02/10/35 - 02/10/35 (A)	94	97
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4
3.808%, 11/15/48 - 11/15/48	624	669
CSMC Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/37 - 09/15/37 (A)	264	278

Description	Face Amount (000)	Value (000)
FHLMC
4.000%, 07/01/24 - 07/01/24	$172	$182
1.250%, 08/01/19 - 08/01/19	500	504
Fosse Master Issuer, Ser 2015-1A, Cl A2
0.921%, 10/18/54 - 10/18/54 (A) (B)	807	804
GS Mortgage Securities Trust, Ser 2014-GC20, Cl A5
3.998%, 04/10/47 - 04/10/47	51	56
3.621%, 10/10/35 - 10/10/35 (A)	397	415
2.933%, 06/05/31 - 06/05/31 (A)	1,415	1,457
GSR Mortgage Loan Trust, Ser 2005-4F, Cl 6A1
6.500%, 02/25/35 - 02/25/35	159	160
HarborView Mortgage Loan Trust, Ser 2004-3, Cl 1A
2.787%, 05/19/34 - 05/19/34 (B)	68	67
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 4A1
2.810%, 06/25/35 - 06/25/35 (B)	183	184
2.768%, 02/25/35 - 02/25/35 (B)	377	373
2.590%, 04/25/35 - 04/25/35 (B)	86	82
2.137%, 11/25/33 - 11/25/33 (B)	267	259
LB-UBS Commercial Mortgage Trust, Ser 2006-C7, Cl A2
5.300%, 11/15/38 - 11/15/38	177	178
MLCC Mortgage Investors, Ser 2006-2, Cl 2A
2.372%, 05/25/36 - 05/25/36 (B)	435	416
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014- C14, Cl A4
3.787%, 01/15/47 - 01/15/47	218	235
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl A
3.350%, 07/13/29 - 07/13/29 (A)	646	678
Provident Funding Mortgage Loan Trust, Ser 2005-2, Cl 1A1A
2.549%, 10/25/35 - 10/25/35 (B)	334	325
RBS Commercial Funding Trust, Ser 2013-GSP, Cl A
3.834%, 01/13/32 - 01/13/32 (A) (B)	541	584
Silverstone Master Issuer, Ser 2015-1A, Cl 2A2
1.174%, 01/21/70 - 01/21/70 (A) (B)	833	824
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 1A
2.466%, 06/25/34 - 06/25/34 (B)	495	479

KP Fixed Income Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Face Amount (000)	Value (000)
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl A4
3.789%, 12/15/47 - 12/15/47	$298	$320
3.617%, 09/15/57 - 09/15/57	69	73
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR10, Cl 2A4
2.794%, 06/25/35 - 06/25/35 (B)	220	219
2.735%, 10/25/33 - 10/25/33 (B)	826	825

		16,297

Total Mortgage-Backed Securities (Cost $162,774) (000)		163,634

Sovereign Debt — 9.1%
Argentine Republic Government International Bond
8.750%, 06/02/17 (D)	240	284
8.280%, 12/31/33 (D)	1,813	2,166
3.750%, 03/31/19 (C) (D)	1,719	1,148
Armenia International Bond
7.150%, 03/26/25 (A)	490	482
6.000%, 09/30/20 (A)	1,381	1,365
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/19 (A)	560	577
Banque Centrale de Tunisie
5.750%, 01/30/25 (A)	1,230	1,064
Brazilian Government International Bond
5.625%, 01/07/41	150	129
5.000%, 01/27/45	590	472
4.250%, 01/07/25	1,105	1,014
2.625%, 01/05/23	600	515
Canada Government International Bond
1.625%, 02/27/19	100	102
1.125%, 03/19/18	150	151
Chile Government International Bond
3.125%, 01/21/26	107	108
Colombia Government International Bond
7.375%, 03/18/19	380	444
6.125%, 01/18/41	280	294
4.500%, 01/28/26	340	348
4.375%, 07/12/21	200	208
4.000%, 02/26/24	545	548
Costa Rica Government International Bond
7.158%, 03/12/45 (A)	400	362
7.000%, 04/04/44 (A)	420	379
Croatia Government International Bond
6.750%, 11/05/19	1,255	1,377
6.375%, 03/24/21 (A)	660	721

Description	Face Amount (000)	Value (000)
Dominican Republic International Bond
7.500%, 05/06/21 (A)	$1,130	$1,232
7.450%, 04/30/44 (A)	1,225	1,286
6.875%, 01/29/26 (A)	220	234
6.850%, 01/27/45 (A)	250	247
6.600%, 01/28/24 (A)	290	308
5.500%, 01/27/25 (A)	630	630
Ecuador Government International Bond
7.950%, 06/20/24 (A)	450	374
Egypt Government International Bond
5.875%, 06/11/25 (A)	510	454
El Salvador Government International Bond
7.650%, 06/15/35 (A)	100	87
7.375%, 12/01/19 (A)	215	214
6.375%, 01/18/27 (A)	150	130
5.875%, 01/30/25 (A)	365	315
Export Development Canada
1.000%, 05/15/17	400	400
Export-Import Bank of Korea
4.000%, 01/14/24	200	220
2.875%, 01/21/25	200	204
Georgia Government International Bond
6.875%, 04/12/21 (A)	860	927
Ghana Government International Bond
10.750%, 10/14/30 (A)	420	410
8.125%, 01/18/26 (A)	910	714
7.875%, 08/07/23 (A)	730	579
Guatemala Government Bond
5.750%, 06/06/22 (A)	420	458
Hashemite Kingdom of Jordan Government AID Bond
2.503%, 10/30/20	200	211
Honduras Government International Bond
8.750%, 12/16/20 (A)	1,415	1,581
7.500%, 03/15/24 (A)	605	640
Hungary Government International Bond
6.375%, 03/29/21	1,982	2,252
6.250%, 01/29/20	600	667
5.750%, 11/22/23	390	444
5.375%, 03/25/24	310	347
4.125%, 02/19/18	760	787
Hydro-Quebec
1.375%, 06/19/17	200	201
India Government International Bond
7.160%, 05/20/23 (INR)	26,000	380
Indonesia Government International Bond
8.500%, 10/12/35 (A)	1,120	1,517
5.875%, 01/15/24 (A)	600	674
5.375%, 10/17/23 (A)	200	219
5.250%, 01/17/42 (A)	200	201
4.125%, 01/15/25 (A)	650	653
3.375%, 07/30/25 (EUR) (A)	390	442

KP Fixed Income Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Face Amount (000)	Value (000)
Israel Government International Bond
3.150%, 06/30/23	$200	$209
Italy Government International Bond
5.375%, 06/12/17	200	209
Ivory Coast Government International Bond
6.375%, 03/03/28 (A)	435	411
5.750%, 12/31/32 (A)	1,120	1,033
5.375%, 07/23/24 (A)	250	230
Jamaica Government International Bond
7.625%, 07/09/25	470	519
6.750%, 04/28/28	720	738
Japan Bank for International Cooperation
1.750%, 11/13/18	400	401
KazAgro National Management Holding
4.625%, 05/24/23 (A)	300	249
Kazakhstan Government International Bond
6.500%, 07/21/45 (A)	340	353
3.875%, 10/14/24 (A)	670	641
Kenya Government International Bond
6.875%, 06/24/24 (A)	495	467
5.875%, 06/24/19 (A)	1,358	1,333
Korea Development Bank
2.500%, 03/11/20	200	204
Korea International Bond
7.125%, 04/16/19	100	116
Lithuania Government International Bond
6.125%, 03/09/21 (A)	200	232
Macedonia Government International Bond
4.875%, 12/01/20 (EUR) (A)	300	340
Mexico Government International Bond
6.050%, 01/11/40	160	188
5.550%, 01/21/45	348	385
4.600%, 01/23/46	440	429
4.125%, 01/21/26	670	702
4.000%, 10/02/23	400	419
3.500%, 01/21/21	250	259
Mongolia Government International Bond
5.125%, 12/05/22 (A)	400	310
4.125%, 01/05/18 (A)	220	201
Montenegro Government International Bond
5.750%, 03/10/21 (EUR) (A)	450	504
Morocco Government International Bond
4.250%, 12/11/22 (A)	200	204
Nigeria Government International Bond
6.750%, 01/28/21 (A)	310	298

Description	Face Amount (000)	Value (000)
Pakistan Government International Bond
8.250%, 04/15/24 (A)	$200	$213
7.250%, 04/15/19 (A)	440	461
Panama Government International Bond
9.375%, 04/01/29	290	432
6.700%, 01/26/36	1,085	1,383
5.200%, 01/30/20	620	684
3.875%, 03/17/28	1,579	1,595
3.750%, 03/16/25	805	827
Paraguay Government International Bond
5.000%, 04/15/26 (A)	200	201
Peruvian Government International Bond
7.350%, 07/21/25	300	394
6.550%, 03/14/37	800	996
5.625%, 11/18/50	520	585
3.750%, 03/01/30 (EUR)	460	532
Petroleos de Venezuela
5.375%, 04/12/27	1,200	381
Philippine Government International Bond
7.750%, 01/14/31	419	637
6.375%, 10/23/34	810	1,143
4.200%, 01/21/24	200	226
3.700%, 03/01/41	210	222
Poland Government International Bond
6.375%, 07/15/19	200	227
4.000%, 01/22/24	335	358
3.250%, 04/06/26	2,662	2,659
3.000%, 03/17/23	590	591
Province of British Columbia Canada
1.200%, 04/25/17	200	201
Province of Manitoba Canada
2.050%, 11/30/20	150	153
1.125%, 06/01/18	100	100
Province of Ontario Canada
2.450%, 06/29/22	200	205
2.000%, 01/30/19	250	254
1.875%, 05/21/20	150	151
1.625%, 01/18/19	100	101
Province of Quebec Canada
2.875%, 10/16/24	100	104
2.625%, 02/13/23	200	206
Provincia de Buenos Aires
9.125%, 03/16/24 (A)	330	339
Republic of Azerbaijan International Bond
4.750%, 03/18/24 (A)	650	617
Republic of Paraguay
6.100%, 08/11/44 (A)	570	581
4.625%, 01/25/23 (A)	240	243
Republic of Serbia
7.250%, 09/28/21 (A)	875	978

KP Fixed Income Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Face Amount (000)	Value (000)
Romanian Government International Bond
6.750%, 02/07/22 (A)	$840	$995
6.125%, 01/22/44 (A)	400	488
4.875%, 01/22/24 (A)	428	471
4.375%, 08/22/23 (A)	990	1,053
Russian Foreign Bond - Eurobond
5.625%, 04/04/42 (A)	400	404
4.875%, 09/16/23 (A)	400	418
Senegal Government International Bond
8.750%, 05/13/21 (A)	825	889
6.250%, 07/30/24 (A)	740	688
Serbia International Bond
5.875%, 12/03/18 (A)	590	617
5.250%, 11/21/17 (A)	610	629
South Africa Government International Bond
5.875%, 09/16/25	200	216
5.500%, 03/09/20	150	159
Sri Lanka Government International Bond
6.850%, 11/03/25 (A)	490	467
6.250%, 10/04/20 (A)	530	522
6.000%, 01/14/19 (A)	310	309
5.875%, 07/25/22 (A)	1,255	1,182
5.125%, 04/11/19 (A)	310	304
Tanzania Government International Bond
6.892%, 03/09/20 (B)	680	683
Turkey Government International Bond
8.000%, 02/14/34	386	505
7.500%, 07/14/17	150	160
7.375%, 02/05/25	540	647
7.000%, 03/11/19	100	111
6.875%, 03/17/36	480	566
5.750%, 03/22/24	200	217
5.625%, 03/30/21	570	615
4.875%, 10/09/26	1,827	1,829
Ukraine Government International Bond
7.750%, 09/01/20 (A)	2,310	2,103
0.000%, 05/31/40 (A) (B)	314	103
Uruguay Government International Bond
5.100%, 06/18/50	616	572
4.500%, 08/14/24	904	961
4.375%, 10/27/27	1,310	1,343
Venezuela Government International Bond
9.250%, 09/15/27	180	72
7.650%, 04/21/25	652	217
7.000%, 03/31/38	222	74
6.000%, 12/09/20	680	228
Vietnam Government International Bond
6.750%, 01/29/20 (A)	200	221
4.800%, 11/19/24 (A)	1,115	1,118

Description	Face Amount (000)	Value (000)
Zambia Government International Bond
8.970%, 07/30/27 (A)	$570	$469
8.500%, 04/14/24 (A)	905	749

Total Sovereign Debt (Cost $88,925) (000)		88,835

Loan Participations — 9.1%
Aerospace/Defense – 0.0%
Transdigm Inc., Tranche D Term Loan
3.750%, 05/21/21	148	146

Automotive – 0.2%
FCA US LLC (fka Chrysler Group LLC), Tranche B Term Loan
3.250%, 12/31/18	158	158
Horizon Global Corporation, Term B Loan
7.000%, 06/30/21	49	47
MPG Holdco I Inc., Tranche B-1 Term Loan
3.750%, 10/20/21	85	84
0.038%, 10/20/21	112	110
Tower Automotive Holdings USA, LLC, Initial Term Loan
4.000%, 04/23/20	813	806
Trinseo Materials Operating S.C.A. (Trinseo Materials Finance, Inc.), Term B Loan
4.250%, 11/05/21	224	222
Visteon Corporation, Delayed Draw Term B Loan
3.500%, 04/09/21	58	58

		1,485

Building Materials – 0.1%
Headwaters Incorporated, Term Loan
4.500%, 03/11/22	25	25
PGT, Inc. Term Loan (First Lien)
0.000%, 02/16/22	750	730
Quikrete Holdings, Inc., Initial Loan (First Lien)
4.000%, 09/28/20	476	475
Summit Materials, LLC, Restatement Effective Date Term Loan
4.250%, 06/24/22	52	51
4.000%, 06/24/22	23	23
Tecomet Inc., Term Loan
5.750%, 11/25/21	99	92
VAT Lux II S.a.r.l. (fka Virtuoso Lux II S.a.r.l.) (aka Virtuoso US LLC), Term Loan
4.250%, 02/11/21	39	38

		1,434

KP Fixed Income Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Face Amount (000)	Value (000)
Chemicals – 0.7%
Berry Plastics 2/13 Cov-Lite TLD
3.500%, 02/08/20	$3	$3
Berry Plastics Corporation, Term D Loan
3.500%, 02/08/20	977	972
Berry Plastics Corporation, Term F Loan
4.000%, 09/16/22	116	116
Entegris, Inc. Tlb, First Lien
3.500%, 04/30/21	3	3
Entegris, Inc., Tranche B Term Loan
3.500%, 04/30/21	14	14
Gemini HDPE LLC, Term B Loan
4.750%, 07/24/21	148	146
Huntsman International, LLC Term Loan (First Lien)
0.000%, 03/31/23 (G)	750	746
Ineos US Finance LLC, Term Loan
4.250%, 03/11/22	74	73
3.750%, 05/04/18	813	803
MacDermid Incorporated (Platform Specialty Products Corporation),
Tranche B-3 Term Loan
5.500%, 06/05/20	50	48
MacDermid Incorporated, Tranche B Term Loan
5.500%, 06/07/20	496	478
MacDermid Incorporated, Tranche B-2 Term Loan
5.500%, 06/07/20	50	48
Minerals Technologies Inc., Term B-1 Loan
3.750%, 05/09/21	106	106
NVLX Acquisition, LLC, Term Loan (First Lien)
6.000%, 12/03/21	424	422
PQ Corporation, 2014 Term Loan
4.000%, 08/07/17	550	546
Prolampac Intermediate, Inc. (First Lien)
5.750%, 08/18/22	600	586
SIG Combibloc Holdings S.C.A. (fka Onex Wizard Acquisition Company II S.C.A.), Initial Dollar Term Loan
4.250%, 02/03/22	397	395
Signode Industrial Group Lux S.A. (Signode Industrial Group US Inc.), Initial Term B Loan
3.750%, 05/01/21	322	312
Solenis International L.P., Term Loan
4.250%, 06/02/21	494	474
The Chemours Company, Tranche B Term Loan
3.750%, 05/12/22	100	95
TI Group Automotive Systems, L.L.C., Initial US Term Loan
4.500%, 06/24/22	125	124

Description	Face Amount (000)	Value (000)
Univar USA Inc., Initial Dollar Term Loan
4.250%, 07/01/22	$324	$319

		6,829

Computers & Electronics – 1.3%
Avago 2/16 Cov-Lite Delayed Draw, Term B-1 Loan (First Lien)
4.250%, 02/01/23 (B)	738	734
Avago Cov-Lite Delayed Draw, Term B-1 Loan (First Lien)
4.250%, 02/01/23	162	161
Campaign Monitor Finance Property Limited (CM Delaware LLC), Term Loan
6.250%, 03/18/21	49	47
CompuCom Systems, Inc., Term Loan
4.250%, 05/09/20	235	165
Dell International LLC, Term B-2 Loan
4.000%, 04/29/20	596	595
Deltek, Inc., Term Loan (First Lien)
5.000%, 06/25/22	220	219
EIG Investors Corp., Term Loan
6.230%, 11/09/19	595	567
Electrical Components Internatrional, Inc. Term Loan
0.000%, 05/28/21	250	247
Evergreen Skills Lux S.À R.L., Initial Term Loan
5.750%, 04/28/21 (H)	197	157
EVERTEC 4/13, Term Loan A
2.778%, 04/17/18	600	564
First Data Corporation, 2018 New Dollar Term Loan
3.932%, 03/23/18	825	823
Global Healthcare Exchange LLC, Term B Loan
5.500%, 08/15/22	100	99
Hyland Software, Inc., Initial Term Loan
4.750%, 07/01/22	591	587
Infor (US), Inc. (fka Lawson Software Inc.) , Tranche B-5 Term Loan
3.750%, 06/03/20	961	930
ION Trading Technologies S.A.R.L., Tranche B-1 Dollar Term Loan (First Lien)
4.250%, 06/10/21	138	136
Italics Merger Sub Inc., Term Loan
4.500%, 06/03/22	224	220
Kronos Incorporated, Incremental Term Loan
4.500%, 10/30/19	292	291
Lattice Semiconductor Corporation, Term B Loan
5.250%, 03/05/21	50	46
MA Financeco., LLC, Initial Tranche B Term Loan
5.250%, 11/20/19	197	196

KP Fixed Income Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Face Amount (000)	Value (000)
MA Financeco., LLC, Initial Tranche C Term Loan
4.500%, 11/20/19	$593	$587
Magic Newco, LLC, USD Term Loan
5.000%, 12/12/18	489	488
MH Sub I, LLC (Micro Holding Corp.), Initial Term Loan (First Lien)
4.750%, 07/08/21	124	123
Microsemi 12/15, Term B Loan (First Lien)
5.250%, 12/17/22	139	140
Nexeo Solutions Term Loan
5.000%, 09/08/17	900	896
NXP B.V. (NXP Funding LLC), Tranche B Loan
3.750%, 12/07/20	175	175
On Semiconductor 3/16 Cov-Lite (First Lien)
0.000%, 03/31/23	750	750
Onex Carestream Finance LP, Term Loan (First Lien 2013)
5.000%, 06/07/19	460	426
Red Prairie Crown Parent, LLC, New Term Loan (First Lien)
6.000%, 12/21/18	394	365
Renaissance Learning, Inc., Term Loan
4.500%, 04/09/21	298	288
Spectrum Brands, Inc., Term Loan
3.500%, 06/23/22	190	190
SS&C European Holdings, S.a.r.l, Term B-2 Loan
4.083%, 07/08/22	6	6
4.000%, 07/08/22	22	22
SS&C Technologies, Inc., Term B-1 Loan
4.083%, 07/08/22	83	83
4.000%, 07/08/22	109	109
SunEdison Semiconductor B.V., Term Loan
6.500%, 05/27/19	180	175
Sybil Finance B.V., Term B Loan
4.250%, 03/20/20	219	218
Wall Street Systems Delaware, Inc., Term Loan
4.500%, 04/30/21	743	734

		12,559

Consumer Nondurables – 0.2%
Coty Inc., Term B Loan
3.750%, 10/27/22	100	100
Galleria Co., Term B Loan
3.750%, 01/26/23	175	174
KIK Custom Products Inc., Term Loan
6.000%, 08/26/22	150	144
NM Z Parent Inc. (aka Zep Inc.), Initial Term Loan
5.750%, 06/24/22	249	248

Description	Face Amount (000)	Value (000)
Revlon Consumer Products Corporation, Acquisition Facility
4.000%, 10/08/19	$946	$947

		1,613

Educational Services — 0.1%
Education Management II LLC, Tranche A Term Loan
5.500%, 07/02/20 (F)	129	32
Education Management II LLC, Tranche B Term Loan
2.000%, 07/02/20 (F)	230	9
Laureate Education, Inc., New Series 2018 Extended Term Loan
5.000%, 06/15/18	238	205
Nord Anglia Education Finance LLC, Initial Term Loan
5.000%, 03/31/21	300	295

		541

Entertainment & Leisure – 0.1%
AMC Entertainment Inc., Initial Term Loan
4.000%, 04/30/20	224	225
CDS U.S. Intermediate Holdings, Inc. (Cirque Du Soleil Canada Inc.), Initial Term Loan (First Lien)
5.000%, 06/24/22	50	47
ClubCorp Club Operations, Inc., Term Loan
4.250%, 07/24/20	700	698

		970

Financial Services – 0.4%
Altisource Solutions S.A R.L. , Term B Loan
4.500%, 12/09/20	440	376
Armor Holding II LLC, Term Loan (First Lien)
5.750%, 06/20/20	396	383
LPL Holdings, Inc. Term Loan (First Lien)
0.000%, 03/29/21	750	733
MCS AMS Sub-Holdings LLC, Initial Term Loan
7.500%, 10/15/19	425	357
NXT Capital, Inc. (NXT Capital, LLC), Second Amendment Term Loan
6.250%, 09/04/18	74	74
NXT Capital, Inc., (NXT Capital, LLC), Initial Term Loan
6.250%, 09/04/18	98	98
Ocwen Loan Servicing, LLC, Initial Term Loan
5.500%, 02/15/18	149	146
The Citco Group Limited, Term Loan
4.250%, 06/29/18	980	976
Tyche Holdings
4.750%, 11/12/21	750	749

KP Fixed Income Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Face Amount (000)	Value (000)
Walter Investment Management Corp., Tranche B Term Loan
4.750%, 12/18/20	$475	$412

		4,304

Food & Beverage – 0.4%
AdvancePierre Foods, Inc., Term Loan (First Lien)
5.750%, 07/10/17	490	491
B&G Foods, Inc., Term B Loan
5.500%, 11/02/22	2	2
3.750%, 11/02/22	698	699
Del Monte Foods Inc., Term Loan
5.750%, 08/18/21	1	1
4.250%, 08/18/21	489	455
Dole Food Company, Inc., Tranche B Term Loan
6.000%, 11/01/18	—	—
4.500%, 11/01/18	924	919
JBS USA, LLC, 2015 Incremental Term Loan
4.000%, 10/31/22	75	75
Phillips Pet Food & Supplies, Initial Term Loan
4.500%, 01/31/21	491	433
Pinnacle Foods Finance LLC, Tranche G Term Loan
3.000%, 04/29/20	871	870

		3,945

Forest Products – 0.0%
Ply Gem Industries, Inc., Initial Term Loan
4.000%, 02/01/21	456	446

Gaming & Hotels – 0.3%
Amaya Holdings B.V., Initial Term B Loan (First Lien)
5.000%, 08/01/21	547	501
Hilton Hotels 10/13 Cov-Lite Term Loan
3.500%, 10/26/20	46	46
Hilton Hotels 10/13 Cov-Lite TL
3.500%, 10/26/20	17	17
Hilton Worldwide Holdings Inc., Intitial Term Loan
3.500%, 10/25/20 (B)	642	641
MGM Resorts International (MGM Grand Detroit, LLC), Term B Loan
3.500%, 12/20/19	980	977
Scientific Games International, Inc., Initial Term B-2 Loan
6.000%, 09/17/21	74	72
Scientific Games International, Inc., Initial Term Loan
6.000%, 05/22/20	489	472

		2,726

Health Care – 1.0%
Acadia Healthcare Company, Inc., Tranche B Term Loan
4.250%, 02/11/22	25	25

Description	Face Amount (000)	Value (000)
Alere Inc. (fka IM US Holdings, LLC), B Term Loan
4.250%, 06/20/22	$412	$409
Alliance HealthCare Services, Inc. , Initial Term Loan
4.250%, 06/03/19	483	448
AMAG Pharmaceuticals, Inc., Initial Term Loan
4.750%, 08/17/21	99	97
Amneal Pharmaceuticals 10/13 Cov-Lite TLB
0.010%, 05/22/20	1	1
Amneal Pharmaceuticals LLC, Term Loan B
6.000%, 11/01/19	—	1
4.500%, 11/01/19	562	557
Auris Luxembourg III S.A R.L., Facility B4
4.250%, 01/17/22	273	273
CHS/Community Health Systems, Inc., Incremental 2019 Term G Loan
3.750%, 12/31/19	846	830
DaVita HealthCare Partners Inc. (fka DaVita Inc.), Tranche B Term Loan
3.500%, 06/19/21	271	271
DJO Finance LLC, Initial Term Loan
4.250%, 06/08/20	199	194
DPX Holdings B.V. (fka JLL/Delta Dutch Newco B.V.), 2015 Incremental Dollar Term Loan
4.250%, 03/11/21	493	474
Endo Luxembourg Finance Company I S.à r.l., 2015 Incremental Term B Loan
3.750%, 06/24/22	275	270
Greatbatch Ltd., Term B Loan
5.250%, 10/14/22	100	100
Horizon Pharma, Inc., 2015 Term Loan
4.500%, 05/07/21	224	214
Iasis Healthcare LLC , Term B Loan
4.500%, 05/03/18	638	634
Indivior Finance S.a r.l., Initial Term Loan
7.000%, 12/19/19	95	90
Kindred Healthcare, Inc., Term B Loan
4.250%, 04/09/21	616	597
Kinetic Concepts, Inc., Dollar Term E-1 Loan
4.500%, 05/04/18	492	489
Mallinckrodt International Finance S.A., Incremental Term B-1 Loan
3.500%, 03/19/21	99	96
Mallinckrodt International Finance S.A., Initial Term B Loan
3.250%, 03/19/21	147	142

KP Fixed Income Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Face Amount (000)	Value (000)
MediArena Acquisition B.V. (fka AP NMT Acquisition B.V.), Dollar Term B Loan
6.750%, 08/13/21	$248	$216
Millennium Health LLC, Initial Term Loan
7.500%, 12/21/20	229	217
Opal Acquisition, Inc., Term B Loan
5.000%, 11/27/20	347	304
Ortho-Clinical Diagnostics Holdings Luxembourg S.À. R.L., Initial Term Loan
4.750%, 06/30/21	246	228
Radnet Management, Inc., Tranche B Term Loan
5.750%, 10/10/18	-	-
4.250%, 10/10/18	24	23
Regional Care Hospital Partners Term Loan
6.000%, 04/23/19	223	221
Sage Products Holdings III, LLC, Replacement Term Loan (First Lien)
4.250%, 12/13/19	714	713
Steward Health Care System LLC, Term B Loan
6.750%, 04/10/20	490	467
Surgery Center Holdings, Inc. Term Loan (First Lien)
0.000%, 11/03/20 (G)	500	493
Valeant Pharmaceuticals International, Inc., Series E-1 Tranche B Term Loan
3.750%, 08/05/20	864	813

		9,907

Home Furnishings – 0.0%
Serta Simmons Holdings, LLC , Term Loan
4.250%, 10/01/19	457	456

		456

Information Technology – 0.1%
GLOBAL PAYMENTS INC
0.000%, 03/24/23 (B) (G)	750	753

Insurance – 0.2%
Alliant Holdings Intermediate, LLC, Initial Term Loan
4.500%, 08/12/22	199	196
Carecore National, LLC, Term Loan
5.500%, 03/05/21	346	322
National Financial Partners Corp. Term Loan
4.500%, 07/01/20	750	732
USI, Inc. (fka Compass Investors Inc.), Initial Term Loan
4.250%, 12/27/19	395	388

		1,638

Description	Face Amount (000)	Value (000)
Leasing – 0.1%
Avis Budget Car Rental, LLC, Tranche B Term Loan
3.000%, 03/15/19	$490	$488

Machinery – 0.4%
Apex Tool Group, LLC, Term Loan
4.500%, 01/31/20	310	299
CPM Holdings Inc., Term B Loan
6.000%, 04/01/22	25	24
Doosan Bobcat Inc. (fka Doosan Infracore International, Inc.),
Tranche B Term Loan
4.500%, 05/28/21	934	921
Gardner Denver, Inc., Initial Dollar Term Loan
4.250%, 07/30/20	980	892
Husky Injection Molding Systems Ltd. , New Term Loan
4.250%, 06/02/18	221	215
International Equipment Solutions, LLC, Term B Loan
8.500%, 08/16/19	1	1
7.250%, 08/16/19	441	353
Milacron LLC, Term B Loan
4.500%, 09/28/20	616	608
NXT Capital, Inc. (NXT Capital, LLC), Term Loan Facility
6.250%, 09/04/18	490	488
Rexnord LLC/ RBS Global, Inc., Term B Loan
4.000%, 08/21/20	496	488
Schaeffler AG (formerly named INA Beteiligungsgesellschaft mitbeschränkter Haftung), Facility B- USD
4.250%, 05/15/20	34	34

		4,323

Media – 0.7%
Altice France S.A., USD Term Loan
4.563%, 07/27/22	850	839
Charter Communications Operating, LLC (aka CCO Safari LLC), Term H Loan
3.250%, 07/23/21	750	747
Charter Communications Operating, LLC (aka CCO Safari LLC), Term I Loan
3.500%, 01/24/23	200	200
CSC Holdings, LLC (fka CSC Holdings, Inc.), Initial Term Loan
5.000%, 09/23/22	400	400
Hubbard Radio, LLC, Term B Loan
4.250%, 05/20/22	69	66
MCC Iowa LLC, Tranche J Term Loan
3.750%, 06/18/21	74	73
Mission Broadcasting Inc., Term B-2 Loan
3.750%, 10/01/20	461	459

KP Fixed Income Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Face Amount (000)	Value (000)
Nexstar Broadcasting Group, Inc., Term B-2 Loan
3.750%, 10/01/20	$523	$521
Raycom TV Broadcasting, LLC, Term B Loan
3.750%, 08/04/21	997	980
Regit Eins GmbH Term Loan (First Lien)
0.000%, 01/08/21 (G)	494	483
Sinclair Television Group, Inc., Incremental Tranche B-1 Term Loan
3.500%, 07/30/21	796	793
Ziggo B.V., US$ B1 Facility
3.500%, 01/15/22	296	293
Ziggo B.V., US$ B2 Facility
3.601%, 01/15/22	6	6
3.500%, 01/15/22	185	183
Ziggo B.V., US$ B3 Facility
3.601%, 01/15/22	314	310

		6,353

Metals & Mining – 0.1%
Dynacast International LLC, Term B-1 Loan (First Lien)
4.500%, 01/28/22	50	49
Novelis Inc., Term B Loan
4.000%, 06/02/22	249	242
Oxbow Carbon LLC (Oxbow Calcining LLC.), Tranche B Term Loan (2013)
4.250%, 07/19/19	897	842

		1,133

Not For Profit – 0.0%
National Mentor Holdings Inc., Term B Loan
4.250%, 01/31/21	491	486

Oil & Gas – 0.2%
Ameriforge Group Inc., Initial Term Loan (First Lien)
5.000%, 12/19/19	340	154
CITGO Holding, Inc., Term Loan
9.500%, 05/09/18	83	83
CITGO Petroleum Corporation, Term B Loan
4.500%, 07/23/21	99	95
Drillships Ocean Ventures Inc., Term Loan
5.500%, 07/25/21	99	45
Energy Transfer Equity, L.P., Term B Loan
3.250%, 12/02/19	1,175	1,044
Fieldwood Energy LLC, Closing Date Loan
3.875%, 10/01/18	181	122
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan
4.000%, 02/21/21	368	162

Description	Face Amount (000)	Value (000)
Targa Resources Corp., Term B Loan
5.750%, 02/12/22	$28	$25

		1,730

Personal Services – 0.0%
Wash Multifamily Laundry Systems LLC, Initial Canadian Term Loan (First Lien)
4.250%, 05/13/22	4	3
Wash Multifamily Laundry Systems LLC., Initial US Term Loan (First Lien)
4.250%, 05/13/22	21	21

		24

Printing & Publishing – 0.0%
Merrill Communications LLC, Initial Term Loan
6.250%, 05/27/22	50	40
MGOC, Inc. (fka Media General, Inc.), Term B Loan
4.000%, 07/31/20	45	45
Springer SBM Two GmbH, Initial Term B9 Loan
4.750%, 08/14/20	323	312

		397

Professional & Business Services – 0.7%
Acosta, Inc. (fka Acosta Holdco, Inc.), Tranche B-1 Loan
4.250%, 09/24/21	296	288
Astro AB Borrower, Inc., Initial Term Loan (First Lien)
5.500%, 04/30/22	25	24
Bright Horizons Family Solutions, Inc., Term B Loan
3.750%, 01/30/20	980	978
CBS Outdoor Americas Capital LLC (CBS Outdoor Americas Capital Corporation), Term B Loan
3.000%, 01/31/21	938	932
Emerald Expositions Holding, Inc., Initial Term Loan
0.055%, 06/17/20	239	237
Extreme Reach, Inc., Initial Term Loan
6.750%, 01/24/20	417	414
Garda World Security Corporation, Term B Delayed Draw Loan
5.500%, 11/06/20	1	-
4.000%, 11/06/20	199	191
Garda World Security Corporation, Term B Loan
5.500%, 11/06/20	2	2
4.000%, 11/06/20	826	792
Grosvenor Capital Management, L.P., Initial Term Loan
3.750%, 01/04/21	894	874

KP Fixed Income Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Face Amount (000)	Value (000)
Guggenheim Partners Investment Management Holdings, LLC, Initial Term Loan
4.250%, 07/22/20	$543	$542
Hamilton Lane Advisors LLC, Term B Loan
4.250%, 07/01/22	48	48
Harbourvest Partners LLC, New Term Loan
3.250%, 02/04/21	396	390
IG Investments Holdings LLC, Term B Loan
6.000%, 10/29/21	272	270
Infinity Acquisition, LLC, Term Loan
4.000%, 08/06/21	549	521
inVentiv Health, Inc. (f.k.a. Ventiv Health, Inc.), Term B-4 Loan
7.750%, 05/15/18	250	249
KC MergerSub, Inc., Initial Term Loan
6.000%, 08/13/22	125	123
Salient Partners L.P., Term Loan
7.500%, 06/09/21	74	71
Truven Health Analytics Inc. (fka Thomson Reuters (Healthcare) Inc.), New Tranche B Term Loan
4.500%, 06/06/19	198	198

		7,144

Real Estate – 0.2%
Auction.com LLC, Term Loan
6.000%, 05/12/19	99	98
DTZ U.S. Borrower, LLC (DTZ AUS Holdco PTY Limited), 2015-1 Additional Term Loan (First Lien)
4.250%, 11/04/21	274	271
Starwood Property 4/13, Term Loan B
3.500%, 04/17/20	750	742
The Servicemaster Company, LLC, Initial Term Loan
4.250%, 07/01/21	694	693

		1,804

Retail Food & Drug – 0.2%
Albertson’s LLC, Term B-2 Loan
5.500%, 03/21/19	496	496
Albertson’s LLC, Term B-3 Loan
5.125%, 08/09/19	193	192
Albertson’s LLC, Term B-4 Loan
5.500%, 08/25/21	74	74
Supervalu Inc., New Term B Loan
4.500%, 03/21/19 (B)	595	581
U.S. Foods, Inc. Incremental Term Loan
4.500%, 03/31/19	750	746

		2,089

Description	Face Amount (000)	Value (000)
Retailing – 0.5%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Horton’s), Term B-2 Loan
3.750%, 12/10/21	$775	$774
99 Cents Only Stores, Term B-2 Loan
4.500%, 01/11/19	185	124
Bass Pro Group, LLC, New Tem Loan (2015)
4.000%, 06/05/20	247	233
BJ’s Wholesale Club 11/13 Cov- Lite, Term Loan
4.500%, 09/26/19	750	729
Brickman Group Holdings, Inc., Initial Term Loan (First Lien)
4.000%, 12/18/20	490	482
Dollar Tree, Inc., Term B-1 Loan
3.500%, 05/26/22	179	180
Drum Corp. Term Loan Tranche 1
5.000%, 05/04/18	750	724
Evergreen Acquisition Company 1 L.P., Term C Loan
5.000%, 07/09/19	150	117
Michaels Stores, Inc., Incremental 2014 Term Loan
4.000%, 01/28/20	60	60
0.000%, 01/28/20	1	1
Michaels Stores, Inc., Term B Loan
3.750%, 01/24/20	438	436
Party City Holdings Inc. (Party City Corporation), Term Loan
4.250%, 08/19/22	274	272
PetSmart, Inc., Tranche B-1 Loan
4.250%, 03/10/22	447	444
Pilot Travel Centers LLC, Refinancing Tranche B Term Loan
3.750%, 10/01/21	127	128
The Men’s Wearhouse, Inc., Tranche B Term Loan
4.500%, 06/18/21	78	75
The Neiman Marcus Group Inc., Other Term Loan
4.250%, 10/25/20	396	362

		5,141

Securities & Trusts – 0.1%
Assured Partners Inc., Term Loan (First Lien)
5.750%, 10/14/22	75	74
Clipper Acquisitions Corp., Term B Loan
3.000%, 02/06/20	461	452
Corporate Capital Trust, Inc., Initial Term B Loan
4.000%, 05/15/19	74	73

		599

KP Fixed Income Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Face Amount (000)	Value (000)
Shipping & Ship Building – 0.0%
Stena International S.a r.l, Term B Loan
4.000%, 03/03/21	$172	$142

Steel – 0.1%
FMG Resources (August 2006) Property Limited (FMG America Finance, Inc.), Term Loan
4.250%, 06/30/19	980	825
JMC Steel Group, Inc., Initial Term Loan
4.750%, 04/01/17	246	244

		1,069

Telecommunications – 0.3%
Commscope, Inc., Tranche 5 Term Loan
3.750%, 08/28/16	100	99
0.040%, 08/28/16	-	-
Intelsat Jackson Holdings, Ltd., Tranche B-2 Term Loan
3.750%, 06/30/19 (B)	1,000	931
IPC Corp., Term B-1 Loan
5.500%, 08/06/21	149	138
Lightower 4/13, Term Loan
4.500%, 04/13/20	750	741
Mitel US Holdings, Inc., Term Loan
5.500%, 04/13/22	263	263
SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan
3.250%, 03/24/21	197	196
Syniverse Holdings, Inc., Term B Loan
4.000%, 04/23/19	400	295

		2,663

Transportation – 0.1%
Envision Healthcare Corporation (fka Emergency Medical Services Corporation), Initial Term Loan
4.250%, 05/25/18	679	679
Kenan Advantage Group Holdings Corp., Delayed Draw Term 1 Loan
1.500%, 01/23/17	24	24
Kenan Advantage Group Holdings Corp., Initial Canadian Term Loan
4.000%, 07/29/22	55	54
Kenan Advantage Group Holdings Corp., Initial U.S. Term Loan
4.000%, 07/29/22	171	169
Travelport 9/14 TL
7.250%, 08/13/21	1	-
Travelport Finance (Luxembourg) S.à r.l., Initial Term Loan
5.750%, 09/02/21	246	246

		1,172

Description	Face Amount (000)	Value (000)
Utilities – 0.3%
Calpine Construction Finance Company, L.P., Term B-2 Loan
3.250%, 01/31/22	$980	$958
Calpine Corporation, Term Loan
3.500%, 05/20/22	299	294
Dynegy Holdings Inc., Tranche B-2 Term Loan
4.000%, 04/23/20	490	480
Energy Future Intermediate Holding Company LLC (EFIH Finance Inc.), Term Loan
4.250%, 06/19/16	150	150
Granite Acquisition, Inc., Term B Loan
5.000%, 10/15/21	213	202
Granite Acquisition, Inc., Term C Loan
5.000%, 10/15/21	9	9
La Frontera Generation, LLC, Term Loan
4.500%, 09/30/20	338	328
Longview Power LLC, Term B Loan
7.000%, 04/13/21	199	176
TPF II Power, LLC (TPF II Covert Midco, LLC), Term Loan
5.500%, 10/02/21	123	120

		2,717

Total Loan Participations (Cost $92,264) (000)		89,226

Asset-Backed Securities — 5.0%
Automotive – 4.2%
Ally Auto Receivables Trust, Ser 2015-2, Cl A4
1.840%, 06/15/20 - 06/15/20	492	496
1.490%, 11/15/19 - 11/15/19	345	346
AmeriCredit Automobile Receivables Trust, Ser 2016-1, Cl C
2.890%, 01/10/22 - 01/10/22	575	571
1.920%, 11/08/19 - 11/08/19	320	319
1.700%, 07/08/20 - 07/08/20	420	421
1.188%, 04/08/19 - 06/10/19 (B)	2,993	2,995
California Republic Auto Receivables Trust, Ser 2015-3, Cl A3
1.620%, 11/15/19 - 11/15/19	948	953
1.570%, 12/16/19 - 12/16/19	1,382	1,383
1.310%, 08/15/19 - 08/15/19	1,725	1,727
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A2B
1.138%, 11/20/18 - 11/20/18 (B)	1,860	1,856
Carfinance Capital Auto Trust, Ser 2014-1A, Cl A
1.460%, 12/17/18 - 12/17/18 (A)	13	13

KP Fixed Income Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Face Amount (000)	Value (000)
CarFinance Capital Auto Trust, Ser 2015-1A, Cl A
1.750%, 06/15/21 - 06/15/21 (A)	$890	$886
CarMax Auto Owner Trust, Ser 2015-2, Cl A4
1.800%, 03/15/21 - 03/15/21	945	953
1.560%, 11/16/20 - 11/16/20	1,641	1,648
CPS Auto Receivables Trust, Ser 2015-C, Cl A
1.770%, 06/17/19 - 06/17/19 (A)	993	992
1.640%, 04/16/18 - 04/16/18 (A)	34	34
1.540%, 07/16/18 - 07/16/18 (A)	165	165
1.210%, 08/15/18 - 08/15/18 (A)	129	128
Drive Auto Receivables Trust, Ser 2016-AA, Cl A2A
1.500%, 03/15/18 - 03/15/18 (A)	1,218	1,218
1.230%, 06/15/18 - 06/15/18 (A)	951	951
1.106%, 02/15/18 - 02/15/18 (A) (B)	307	307
0.930%, 12/15/17 - 12/15/17 (A)	270	270
DT Auto Owner Trust, Ser 2015- 3A, Cl A
1.660%, 03/15/19 - 03/15/19 (A)	1,048	1,049
1.060%, 09/17/18 - 09/17/18 (A)	47	47
Exeter Automobile Receivables Trust, Ser 2016-1A, Cl A
2.350%, 07/15/20 - 07/15/20 (A)	533	533
1.320%, 01/15/19 - 01/15/19 (A)	625	623
1.290%, 05/15/18 - 05/15/18 (A)	19	19
1.060%, 08/15/18 - 08/15/18 (A)	9	9
First Investors Auto Owner Trust, Ser 2013-3A, Cl A3
1.440%, 10/15/19 - 10/15/19 (A)	87	87
Flagship Credit Auto Trust, Ser 2015-3, Cl A
2.380%, 10/15/20 - 10/15/20 (A)	367	366
1.980%, 10/15/20 - 10/15/20 (A)	697	695
1.430%, 12/16/19 - 12/16/19 (A)	55	55
1.210%, 04/15/19 - 04/15/19 (A)	221	220
Ford Credit Auto Owner Trust, Ser 2016-REV1, Cl A
2.310%, 08/15/27 - 08/15/27 (A)	1,414	1,418
1.740%, 02/15/21 - 02/15/21	891	898
1.600%, 06/15/21 - 06/15/21	774	777
1.580%, 08/15/20 - 08/15/20	1,544	1,551

Description	Face Amount (000)	Value (000)
Honda Auto Receivables Owner Trust, Ser 2015-3, Cl A4
1.560%, 10/18/21 - 10/18/21	$710	$713
1.220%, 12/18/19 - 12/18/19	1,499	1,496
Hyundai Auto Receivables Trust, Ser 2015-C, Cl A3
1.460%, 02/18/20 - 02/18/20	325	326
0.690%, 04/16/18 - 04/16/18	1,403	1,402
Nissan Auto Receivables Owner Trust, Ser 2016-A, Cl A3
1.340%, 10/15/20 - 10/15/20	796	795
Santander Drive Auto Receivables Trust, Ser 2016-1, Cl C
3.090%, 04/15/22 - 04/15/22	459	458
2.970%, 03/15/21 - 03/15/21	757	760
2.740%, 12/15/21 - 12/15/21	251	251
2.470%, 12/15/20 - 12/15/20	508	507
2.070%, 04/15/20 - 04/15/20	849	848
1.830%, 01/15/20 - 01/15/20	991	988
1.820%, 05/15/19 - 05/15/19	112	112
1.590%, 10/15/18 - 10/15/18	1,507	1,507
1.200%, 12/17/18 - 12/17/18	1,113	1,112
1.186%, 12/17/18 - 12/17/18 (B)	675	675
0.836%, 04/16/18 - 04/16/18 (B)	234	234
United Auto Credit Securitization Trust, Ser 2016-1, Cl A
2.000%, 10/15/17 - 10/15/17 (A)	539	538
World Omni Auto Receivables Trust, Ser 2014-B, Cl A4
1.680%, 12/15/20 -12/15/20	971	978

		40,679

Credit Cards – 0.6%
BA Credit Card Trust, Ser 2015- A2, Cl A
1.360%, 09/15/20 -09/15/20	845	846
Capital One Multi-Asset Execution Trust, Ser 2007-A5, Cl A5
0.476%, 07/15/20 - 07/15/20 (B)	1,292	1,287
Chase Issuance Trust, Ser 2014- A7, Cl A7
1.380%, 11/15/19 -11/15/19	1,743	1,749
Discover Card Execution Note Trust, Ser 2015-A2, Cl A
1.900%, 10/17/22 - 10/17/22	848	854
1.640%, 07/15/21 - 07/15/21	1,030	1,038
Synchrony Credit Card Master Note Trust, Ser 2016-1, Cl A
2.040%, 03/15/22 - 03/15/22	373	376

		6,150

Other Asset-Backed Securities – 0.2%
Oak Hill Advisors Residential Loan Trust, Ser 2015-NPL2, Cl A1
3.721%, 07/25/55 - 07/25/55 (A)	449	446

KP Fixed Income Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Description	Face Amount (000)	Value (000)
US Residential Opportunity Fund Trust, Ser 2015-1III, Cl A
3.721%, 01/27/35 - 01/27/35 (A)	$233	$231
3.721%, 02/27/35 - 02/27/35 (A)	341	339
VOLT XXII, Ser 2015-NPL4, Cl A1
3.500%, 02/25/55 - 02/25/55 (A)	281	279
VOLT XXX, Ser 2015-NPL1, Cl A1
3.625%, 10/25/57 - 10/25/57 (A) (C)	612	603
VOLT XXXI, Ser 2015-NPL2, Cl A1
3.375%, 02/25/55 - 02/25/55 (A) (C)	430	424

		2,322

Total Asset-Backed Securities (Cost $49,108) (000)		49,151

U.S. Government Agency Obligations — 1.7%
FFCB
1.150%, 02/22/19 - 02/22/19	200	200
1.100%, 03/14/18 - 06/01/18	350	352
FHLB
4.875%, 05/17/17 - 05/17/17	400	419
4.125%, 03/13/20 - 03/13/20	750	833
1.750%, 02/26/21 - 02/26/21	400	400
1.375%, 02/18/21 - 02/18/21	200	200
1.000%, 06/21/17 - 12/19/17	765	768
0.625%, 10/26/17 - 10/26/17	350	349
FHLMC
6.250%, 07/15/32 - 07/15/32	624	913
2.375%, 01/13/22 - 01/13/22	2,130	2,233
1.250%, 10/02/19 - 10/02/19	200	201
1.125%, 04/15/19 - 04/15/19	300	301
1.100%, 02/26/18 - 02/26/18	500	500
1.050%, 05/17/18 - 05/17/18	250	249
1.000%, 06/29/17 - 12/15/17	900	903
0.750%, 01/12/18 - 01/12/18	250	250
FNMA
5.000%, 05/11/17 - 05/11/17	750	786
2.625%, 09/06/24 - 09/06/24	1,139	1,200
1.875%, 02/19/19 - 12/28/20	631	648
1.750%, 06/20/19 - 11/25/20	450	457
1.500%, 06/22/20 - 11/30/20	627	634
1.375%, 01/28/19 - 01/28/19	200	202
1.125%, 07/20/18 - 07/20/18	250	252
0.875%, 02/08/18 - 05/21/18	1,000	1,002
0.750%, 04/20/17 - 04/20/17	1,000	1,000
Tennessee Valley Authority
4.250%, 09/15/65 - 09/15/65	742	783
3.500%, 12/15/42 - 12/15/42	650	648

Total U.S. Government Agency Obligations (Cost $16,137) (000)		16,683

Municipal Bonds — 0.6%
California State GO
7.300%, 10/01/39	780	1,142

Description	Face Amount (000)/Shares	Value (000)
Florida State, Hurricane Catastrophe Fund RB
2.995%, 07/01/20	$150	$155
Illinois State GO
5.665%, 03/01/18	200	211
5.100%, 06/01/33	1,210	1,134
New Jersey State, Transportation Trust Fund RB
5.754%, 12/15/28	1,210	1,263
State Board of Administration Finance
2.638%, 07/01/21	835	851
State of California
7.350%, 11/01/39	211	310
University of California RB
4.767%, 05/15/15	489	497

Total Municipal Bonds (Cost $5,542) (000)		5,563

Common Stock — 0.0%
Education Management* (F)	1,549,179	-
Millennium Health LLC* (B) (F)	6,690	94

Total Common Stock (Cost $124) (000)		94

Preferred Stock — 0.0%
Education Management* (F)	1,724	9

Total Preferred Stock (Cost $122) (000)		9

Short-Term Investment — 10.5%
State Street Institutional Liquid Reserves Fund, Institutional
Class, 0.444%, (E)	102,208,154	102,208
Total Short-Term Investment (Cost $102,208) (000)		102,208

Total Investments — 109.9% (Cost $1,068,443) (000)†		$1,073,318

Percentages are based on Net Assets of $976,647 (000).

KP Fixed Income Fund

Schedule of Investments

March 31, 2016 (Unaudited)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2016 is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	4/4/16	USD	221	MYR	965	$(27)
Barclays	4/27/16	USD	214	THB	7,820	(8)
BNP Paribas	4/28/16	EUR	391	USD	439	6
Deutsche	4/28/16	EUR	614	USD	689	11
Deutsche	4/28/16	USD	1,093	EUR	1,005	(51)
Deutsche	5/3/16	USD	445	SGD	630	(22)
Barclays	5/12/16	USD	426	TRY	1,284	(25)
HSBC	5/17/16	INR	8,710	USD	126	4
Deutsche	5/18/16	KRW	522,000	USD	434	22
Deutsche	5/18/16	USD	435	KRW	522,000	(21)
Credit Suisse First Boston	5/19/16	MXN	8,570	USD	483	10
Credit Suisse First Boston	5/19/16	USD	451	MXN	8,570	(42)
HSBC	5/27/16	ZAR	3,370	USD	220	6
HSBC	5/27/16	USD	218	ZAR	3,370	(7)
BNP Paribas	6/22/16	USD	1,808	EUR	1,615	(34)
Barclays	6/30/16	USD	491	MYR	1,957	(7)
Barclays	8/23/16	USD	864	CNH	5,766	(22)

						$(207)

For the period ended March 31, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the average volume of activity for this derivative type during the period.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of March 31, 2016, was $106,447 (000) and represented 10.90% of net assets.
(B)	Variable rate security – The rate reported is the rate in effect as of March 31, 2016. The date reported is the final maturity date.
(C)	Step Bond – The rate reported is the effective yield as of March 31, 2016. The coupon on a step bond changes on a specified date.
(D)	Security in default on interest payments.
(E)	The rate reported is the 7-day effective yield as of March 31, 2016.
(F)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of March 31, 2016, was $144 (000) and represented 0.01% of net assets.
(G)	Unsettled bank loan. Interest rate not available.
(H)	Unfunded bank loan.

Cl — Class

CNH — Chinese Offshore Yuan

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

INR — Indian Rupee

KRW — Korean Won

LLC — Limited Liability Company

LP — Limited Partnership

MXN — Mexican Peso

MYR — Malaysian Ringgit

RB — Revenue Bond

Ser — Series

SGD — Singapore Dollar

THB — Thai Baht

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

†	At March 31, 2016, the tax cost basis of the Fund’s investments was $1,068,443 (000), and the unrealized appreciation and depreciation were $13,071 (000) and $(8,196) (000), respectively.

The following is a list of the level of inputs used as of March 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3‡	Total
U.S. Treasury Obligations	$-	$284,407	$-	$284,407
Corporate Obligations	-	273,508	-	273,508
Mortgage-Backed Securities	-	163,634	-	163,634
Sovereign Debt	-	88,835	-	88,835
Loan Participations	-	89,185	41	89,226
Asset-Backed Securities	-	49,151	-	49,151
U.S. Government Agency
Obligations	-	16,683	-	16,683
Municipal Bonds	-	5,563	-	5,563
Common Stock	-	-	94	94
Preferred Stock	-	-	9	9
Short-Term Investment	102,208	-	-	102,208

Total Investments in Securities	$102,208	$970,966	$144	$1,073,318

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Currency Contracts*
Unrealized Appreciation	$-	$59	$-	$59
Unrealized Depreciation	-	(266)	-	(266)

Total Other Financial Instruments	$-	$(207)	$-	$(207)

‡	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.
*	Forward foreign currency contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

As of March 31, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of March 31, 2016, there were no Level 3 investments.

For the period ended March 31, 2016, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The KP Funds

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 27, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: May 27, 2016